UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-08104

                              Touchstone Funds Group Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

                              Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

E. Blake Moore, Jr.

303 Broadway, Suite 1100

                              Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

March 31, 2024 (Unaudited)
Semi-Annual Report
Touchstone Funds Group Trust
Touchstone Active Bond Fund
Touchstone Ares Credit Opportunities Fund
Touchstone Dividend Equity Fund
Touchstone High Yield Fund
Touchstone Impact Bond Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Sands Capital International Growth Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Ultra Short Duration Fixed Income Fund

Page
Tabular Presentation of Portfolios of Investments	3-6
Portfolios of Investments:
Touchstone Active Bond Fund	7-12
Touchstone Ares Credit Opportunities Fund	13-20
Touchstone Dividend Equity Fund	21-22
Touchstone High Yield Fund	23-25
Touchstone Impact Bond Fund	26-30
Touchstone Mid Cap Fund	31
Touchstone Mid Cap Value Fund	32-33
Touchstone Sands Capital International Growth Equity Fund	34-35
Touchstone Sands Capital Select Growth Fund	36
Touchstone Small Cap Fund	37
Touchstone Small Cap Value Fund	38-39
Touchstone Ultra Short Duration Fixed Income Fund	40-44
Statements of Assets and Liabilities	46-49
Statements of Operations	50-51
Statements of Changes in Net Assets	52-55
Statements of Changes in Net Assets - Capital Stock Activity	56-61
Financial Highlights	62-73
Notes to Financial Statements	74-93
Other Items	94-102
Privacy Protection Policy	103
This report identifies the Funds' investments on March 31, 2024. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)
March 31, 2024
The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.
Touchstone Active Bond Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	42.8%
AA/Aa	7.4
A/A	13.8
BBB/Baa	25.4
BB/Ba	0.6
B/B	0.6
CC	0.1
Not Rated	6.1
Cash Equivalents	3.2
Total	100.0%
Touchstone Ares Credit Opportunities Fund

Credit Quality*(% of Fixed Income Securities)
BBB/Baa	8.3%
BB/Ba	37.7
B/B	34.3
CCC	11.3
CC	0.5
C or Lower	0.5
Not Rated	5.0
Cash Equivalents	2.4
Total	100.0%
Sector Allocation**(% of Net Assets)
Long Positions
Corporate Bonds
Communication Services	10.2%
Energy	9.7
Consumer Discretionary	9.0
Industrials	8.9
Financials	8.1
Materials	6.1
Consumer Staples	5.4
Health Care	4.5
Information Technology	4.5
Real Estate	3.6
Utilities	2.3
Bank Loans	14.0
Asset-Backed Securities	6.3
Common Stocks
Energy	0.3
Information Technology	0.2
Exchange-Traded Fund	0.3
Warrants	0.1
Purchased Call Options	0.0
Short-Term Investment Funds	7.5
Other Assets/Liabilities (Net)	(1.0)
100.0%
Written Call Options	(0.0)
Total	100.0%

* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)
Touchstone Dividend Equity Fund

Sector Allocation*(% of Net Assets)
Information Technology	22.1%
Financials	15.0
Health Care	14.4
Industrials	9.0
Consumer Discretionary	8.5
Consumer Staples	7.3
Communication Services	7.0
Energy	5.5
Utilities	3.8
Materials	3.6
Real Estate	3.3
Short-Term Investment Fund	0.9
Other Assets/Liabilities (Net)	(0.4)
Total	100.0%
Touchstone High Yield Fund

Credit Quality**(% of Fixed Income Securities)
A/A	0.9%
BBB/Baa	11.3
BB/Ba	62.0
B/B	19.8
CCC	3.3
Cash Equivalents	2.7
Total	100.0%
Touchstone Impact Bond Fund

Credit Quality**(% of Fixed Income Securities)
AAA/Aaa	67.4%
AA/Aa	12.6
A/A	11.9
BBB/Baa	7.0
BB/Ba	0.3
Cash Equivalents	0.8
Total	100.0%
Touchstone Mid Cap Fund

Sector Allocation*(% of Net Assets)
Industrials	26.0%
Information Technology	14.0
Consumer Staples	11.6
Materials	11.6
Financials	10.9
Consumer Discretionary	9.8
Health Care	8.5
Real Estate	5.5
Short-Term Investment Fund	2.2
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).
** Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)
Touchstone Mid Cap Value Fund

Sector Allocation*(% of Net Assets)
Industrials	20.3%
Financials	18.2
Health Care	10.2
Consumer Staples	10.1
Consumer Discretionary	8.8
Utilities	8.1
Information Technology	7.7
Energy	6.4
Materials	5.7
Real Estate	3.0
Short-Term Investment Fund	2.5
Other Assets/Liabilities (Net)	(1.0)
Total	100.0%
Touchstone Sands Capital International Growth Equity Fund

Geographic Allocation(% of Net Assets)
Common Stocks
Japan	13.5%
Netherlands	13.2
Switzerland	9.9
Brazil	7.2
Canada	6.9
India	6.7
Sweden	6.3
Italy	6.1
Germany	5.5
United States	5.2
Taiwan	3.9
United Kingdom	2.7
Singapore	2.4
France	2.4
Poland	2.3
Denmark	2.1
Short-Term Investment Fund	3.5
Other Assets/Liabilities (Net)	0.2
Total	100.0%
Touchstone Sands Capital Select Growth Fund

Sector Allocation*(% of Net Assets)
Information Technology	46.8%
Consumer Discretionary	14.3
Financials	11.6
Communication Services	11.2
Health Care	10.6
Industrials	2.7
Real Estate	2.1
Short-Term Investment Fund	1.0
Other Assets/Liabilities (Net)	(0.3)
Total	100.0%
Touchstone Small Cap Fund

Sector Allocation*(% of Net Assets)
Industrials	22.9%
Consumer Discretionary	17.2
Financials	15.4
Information Technology	14.5
Health Care	7.4
Materials	7.0
Real Estate	5.7
Consumer Staples	4.9
Communication Services	1.7
Energy	0.7
Short-Term Investment Fund	2.5
Other Assets/Liabilities (Net)	0.1
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)
Touchstone Small Cap Value Fund

Sector Allocation*(% of Net Assets)
Industrials	22.7%
Financials	20.7
Consumer Discretionary	11.5
Health Care	8.5
Information Technology	6.7
Materials	6.3
Energy	6.1
Real Estate	6.1
Consumer Staples	5.3
Utilities	3.9
Communication Services	0.4
Short-Term Investment Fund	13.8
Other Assets/Liabilities (Net)	(12.0)
Total	100.0%
Touchstone Ultra Short Duration Fixed Income Fund

Credit Quality**(% of Fixed Income Securities)
AAA/Aaa	47.5%
AA/Aa	12.8
A/A	19.0
BBB/Baa	11.4
Not Rated	0.4
Cash Equivalents	8.9
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).
** Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Portfolio of Investments
Touchstone Active Bond Fund – March 31, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 38.7%
	Financials — 10.5%
$ 1,123,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	$ 1,042,566
1,107,000	American Express Co., 5.282%, 7/27/29	1,113,799
876,000	American Tower Corp. REIT, 5.900%, 11/15/33	907,792
905,000	Ares Capital Corp., 3.250%, 7/15/25	874,367
897,000	Bank of America Corp., 2.687%, 4/22/32	760,852
647,000	Bank of America Corp., 3.705%, 4/24/28	619,351
775,000	Bank of Montreal (Canada), 3.803%, 12/15/32	722,949
862,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	900,740
853,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	679,558
1,282,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,065,565
522,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	467,102
565,000	Citigroup, Inc., 3.200%, 10/21/26	538,132
550,000	Citigroup, Inc., 6.174%, 5/25/34	557,897
883,000	Citizens Bank NA, 4.575%, 8/9/28	845,425
888,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	817,821
1,172,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 6.139%, 2/15/27(A)	1,151,856
1,031,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	865,063
454,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	434,526
1,083,000	JPMorgan Chase & Co., 2.956%, 5/13/31	946,066
831,000	JPMorgan Chase & Co., 3.509%, 1/23/29	786,186
741,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	752,611
1,055,000	Mastercard, Inc., 2.000%, 11/18/31	871,307
813,000	Morgan Stanley, 3.950%, 4/23/27	784,955
705,000	Morgan Stanley, 5.297%, 4/20/37	676,635
802,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	774,649
835,000	Northern Trust Corp., 6.125%, 11/2/32	882,660
1,022,292	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	801,680
1,392,000	PNC Capital Trust, (TSFR3M + 0.832%), 6.173%, 6/1/28(A)	1,326,925
940,000	Royal Bank of Canada (Canada), MTN, 5.200%, 8/1/28	949,453
1,625,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.239%, 5/15/27(A)	1,544,562
616,000	UBS Group AG (Switzerland), 144a, 5.699%, 2/8/35	619,804
684,000	US Bancorp, 4.967%, 7/22/33	647,100
		26,729,954
	Consumer Discretionary — 4.5%
1,534,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,232,790
936,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	886,387
693,000	Brunswick Corp., 4.400%, 9/15/32	630,901
1,550,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,313,862
383,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	387,144
481,000	Home Depot, Inc. (The), 5.950%, 4/1/41	518,185
847,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	849,725
637,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	650,145
953,000	Lowe's Cos., Inc., 4.500%, 4/15/30	932,647
604,000	Mattel, Inc., 5.450%, 11/1/41	559,306
1,013,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	931,165
992,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	925,440
580,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	576,304
1,081,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	897,719
		11,291,720
	Industrials — 3.6%
1,057,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	910,838
853,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	901,847
547,000	Carrier Global Corp., 3.577%, 4/5/50	407,611
Principal Amount		Market Value

	Industrials — 3.6% (Continued)
$ 771,000	FedEx Corp., 5.100%, 1/15/44	$ 725,412
692,000	Norfolk Southern Corp., 4.837%, 10/1/41	652,478
580,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	580,638
1,024,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 7.304%, 2/15/42(A)	891,118
752,000	Timken Co. (The), 4.500%, 12/15/28	737,388
1,110,000	Waste Management, Inc., 4.875%, 2/15/34	1,102,311
1,574,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,461,422
570,000	WestRock MWV LLC, 8.200%, 1/15/30	651,129
		9,022,192
	Health Care — 3.4%
692,000	AbbVie, Inc., 4.450%, 5/14/46	621,512
777,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	605,760
910,000	Amgen, Inc., 5.150%, 3/2/28	916,298
654,000	Becton Dickinson & Co., 4.685%, 12/15/44	592,698
723,000	CommonSpirit Health, 4.187%, 10/1/49	602,066
661,000	CVS Health Corp., 5.125%, 7/20/45	609,755
884,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	714,780
795,000	Elevance Health, Inc., 4.750%, 2/15/33	775,696
899,000	HCA, Inc., 5.375%, 9/1/26	899,000
708,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	724,785
911,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	751,464
922,000	Viatris, Inc., 2.700%, 6/22/30	782,159
		8,595,973
	Consumer Staples — 3.1%
617,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	585,200
223,000	Archer-Daniels-Midland Co., 5.375%, 9/15/35	228,275
352,000	Archer-Daniels-Midland Co., 5.935%, 10/1/32	373,088
842,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	791,354
200,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	181,178
548,000	J M Smucker Co. (The), 6.500%, 11/15/53	608,750
393,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 4.375%, 2/2/52	285,201
536,000	Kroger Co. (The), 5.000%, 4/15/42	504,947
795,000	Mars, Inc., 144a, 3.875%, 4/1/39	689,182
1,668,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	1,331,906
1,149,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,158,649
568,000	Starbucks Corp., 3.350%, 3/12/50	405,714
136,194	TransJamaican Highway Ltd. (Jamaica), 5.750%, 10/10/36	120,532
687,000	Tyson Foods, Inc., 5.400%, 3/15/29	693,073
		7,957,049
	Energy — 3.1%
200,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	209,330
954,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	812,890
300,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	272,428
1,054,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,145,269
747,000	HF Sinclair Corp., 144a, 5.000%, 2/1/28	725,723
571,402	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	517,844
988,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	954,332
1,052,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,173,319

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 38.7% (Continued)
	Energy — 3.1% (Continued)
$ 887,000	Occidental Petroleum Corp., 7.950%, 6/15/39	$ 1,040,249
100,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	78,714
100,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	66,777
827,000	Western Midstream Operating LP, 5.250%, 2/1/50	739,209
100,000	YPF, SA (Argentina), 144a, 6.950%, 7/21/27	90,267
		7,826,351
	Utilities — 3.1%
1,297,000	CMS Energy Corp., 4.750%, 6/1/50	1,194,084
616,000	Duke Energy Progress LLC, 4.150%, 12/1/44	511,333
614,000	Edison International, 4.125%, 3/15/28	588,549
1,213,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	1,086,654
1,075,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	1,022,597
238,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 7.631%, 10/1/66(A)	226,356
959,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	617,103
1,054,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	722,386
738,000	PacifiCorp., 5.750%, 4/1/37	750,213
1,129,000	WEC Energy Group, Inc., (TSFR3M + 2.374%), 7.681%, 5/15/67(A)	1,095,124
		7,814,399
	Information Technology — 2.7%
1,203,000	Apple, Inc., 4.650%, 2/23/46	1,157,581
1,188,000	Broadcom, Inc., 4.150%, 11/15/30	1,124,246
1,442,000	Cisco Systems, Inc., 4.850%, 2/26/29	1,453,339
1,098,000	Marvell Technology, Inc., 2.950%, 4/15/31	947,822
566,000	Micron Technology, Inc., 2.703%, 4/15/32	472,916
236,000	Micron Technology, Inc., 6.750%, 11/1/29	253,438
1,482,000	Microsoft Corp., 2.525%, 6/1/50	972,500
332,000	Oracle Corp., 3.600%, 4/1/40	261,885
266,000	Oracle Corp., 4.300%, 7/8/34	245,501
		6,889,228
	Communication Services — 2.1%
536,000	AT&T, Inc., 4.500%, 5/15/35	501,309
602,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	558,545
424,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.650%, 2/1/34	435,164
673,000	Comcast Corp., 4.000%, 3/1/48	546,838
328,000	Paramount Global, 4.200%, 5/19/32	272,755
1,148,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	1,138,827
991,000	T-Mobile USA, Inc., 3.875%, 4/15/30	928,169
472,000	T-Mobile USA, Inc., 5.750%, 1/15/54	489,647
932,000	Verizon Communications, Inc., 2.987%, 10/30/56	597,067
		5,468,321
	Real Estate — 1.7%
837,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	793,708
931,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	911,877
1,017,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	931,224
595,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	588,892
374,000	Store Capital LLC REIT, 2.700%, 12/1/31	294,386
116,000	Store Capital LLC REIT, 2.750%, 11/18/30	93,268
635,000	Store Capital LLC REIT, 4.625%, 3/15/29	597,731
		4,211,086
	Materials — 0.9%
421,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	378,447
Principal Amount		Market Value

	Materials — 0.9% (Continued)
$ 200,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	$ 155,329
907,000	Celanese US Holdings LLC, 6.165%, 7/15/27	924,034
683,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	597,501
200,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.500%, 10/6/28	207,187
		2,262,498
	Total Corporate Bonds	$98,068,771
	U.S. Treasury Obligations — 23.1%
2,180,000	U.S. Treasury Bond, 2.250%, 2/15/52	1,436,842
1,730,000	U.S. Treasury Bond, 2.875%, 5/15/52	1,311,556
210,000	U.S. Treasury Bond, 4.125%, 8/15/53	202,191
4,735,000	U.S. Treasury Bond, 4.750%, 11/15/43	4,919,221
7,936,419	U.S. Treasury Inflation Indexed Bond, 1.750%, 1/15/34	7,847,009
2,879,124	U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/54	2,918,198
2,900,000	U.S. Treasury Note, 3.375%, 5/15/33	2,719,203
4,095,000	U.S. Treasury Note, 3.625%, 5/31/28	3,993,265
7,830,000	U.S. Treasury Note, 4.000%, 1/31/29	7,753,535
5,124,000	U.S. Treasury Note, 4.000%, 2/15/34	5,043,938
14,640,000	U.S. Treasury Note, 4.375%, 11/30/28	14,725,209
5,560,000	U.S. Treasury Note, 4.625%, 2/28/26	5,556,742
	Total U.S. Treasury Obligations	$58,426,909
	Non-Agency Collateralized Mortgage Obligations — 7.2%
953	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 4.858%, 3/25/35(A)(B)	924
1,032,881	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.644%, 10/25/45(A)(B)	951,858
1,609,685	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.644%, 10/25/45(A)(B)	1,480,458
535,039	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(B)	522,788
351,992	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.536%, 8/25/43(A)(B)	320,726
414,300	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.641%, 11/25/44(A)(B)	390,327
715,702	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.898%, 1/25/45(A)(B)	669,920
799,751	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.884%, 2/25/45(A)(B)	738,490
686,774	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.648%, 12/25/44(A)(B)	643,265
1,048,567	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(B)	1,000,393
1,149,786	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.575%, 2/25/48(A)(B)	1,009,547
20,780	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(B)	19,371
1,102,741	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(B)	1,052,797
286,013	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(A)(B)	241,725
14,562	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 5.749%, 2/25/35(A)(B)	13,908
3,554	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 5.147%, 4/25/35(A)(B)	3,574
15,228	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 4.995%, 6/25/36(A)(B)	10,708
368,422	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 6.895%, 1/25/45(A)(B)	368,433

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 7.2% (Continued)
$ 1,464,711	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.452%, 1/25/47(A)(B)	$ 1,291,662
199,537	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 4.000%, 10/25/49(A)(B)	184,515
1,167,130	JP Morgan Mortgage Trust, Ser 2021-11, Class A3, 144a, 2.500%, 1/25/52(A)(B)	936,349
15,410	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	14,080
755,721	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(A)(B)	626,097
1,100,000	Mill City Mortgage Loan Trust, Ser 2016-1, Class B2, 144a, 4.001%, 4/25/57(A)(B)	1,006,883
947,979	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	813,139
135,589	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	57,833
91,786	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.535%, 8/25/43(A)(B)	87,025
95,103	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.495%, 5/25/43(A)(B)	89,780
541,721	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(B)	479,272
1,000,000	Towd Point Mortgage Trust, Ser 2017-1, Class B1, 144a, 3.834%, 10/25/56(A)(B)	894,700
800,000	Towd Point Mortgage Trust, Ser 2017-4, Class B1, 144a, 3.658%, 6/25/57(A)(B)	676,306
800,000	Towd Point Mortgage Trust, Ser 2019-4, Class A2, 144a, 3.250%, 10/25/59(A)(B)	704,557
871,331	Verus Securitization Trust, Ser 2022-3, Class A1, 144a, 4.130%, 2/25/67(A)(B)	816,116
40,645	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	34,956
	Total Non-Agency Collateralized Mortgage Obligations	$18,152,482
	U.S. Government Mortgage-Backed Obligations — 6.9%
44,996	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.889%), 5.511%, 4/1/37(A)	45,019
5,886	FHLMC, Pool #A12886, 5.000%, 8/1/33	5,929
41,988	FHLMC, Pool #A13842, 6.000%, 9/1/33	42,949
3,611	FHLMC, Pool #A21415, 5.000%, 5/1/34	3,637
8,783	FHLMC, Pool #A35682, 5.000%, 7/1/35	8,796
3,794	FHLMC, Pool #A36523, 5.000%, 8/1/35	3,799
17,486	FHLMC, Pool #A46590, 5.000%, 8/1/35	17,614
1,932	FHLMC, Pool #A64971, 5.500%, 8/1/37	1,976
1,307,846	FHLMC, Pool #A89148, 4.000%, 10/1/39	1,243,470
34,511	FHLMC, Pool #A96485, 4.500%, 1/1/41	33,918
224,323	FHLMC, Pool #A97897, 4.500%, 4/1/41	220,473
10,074	FHLMC, Pool #C62740, 7.000%, 1/1/32	10,400
7,190	FHLMC, Pool #C72254, 6.500%, 7/1/32	7,480
5,561	FHLMC, Pool #C90986, 7.000%, 6/1/26	5,740
6,516	FHLMC, Pool #G02184, 5.000%, 4/1/36	6,564
1,162,629	FHLMC, Pool #G05624, 4.500%, 9/1/39	1,142,679
103,445	FHLMC, Pool #G05733, 5.000%, 11/1/39	103,503
11,478	FHLMC, Pool #J13584, 3.500%, 11/1/25	11,295
813,967	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	776,188
750,743	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	734,728
2,974	FNMA, Pool #255628, 5.500%, 2/1/25	2,961
1,013	FNMA, Pool #426830, 8.000%, 11/1/24	1,010
2,128	FNMA, Pool #540040, 7.500%, 6/1/28	2,119
6,137	FNMA, Pool #561741, 7.500%, 1/1/31	6,210
11,061	FNMA, Pool #640291, 7.000%, 8/1/32	11,407
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 6.9% (Continued)
$ 10,842	FNMA, Pool #670402, 6.500%, 6/1/32	$ 11,176
64,651	FNMA, Pool #745257, 6.000%, 1/1/36	67,011
43,459	FNMA, Pool #748895, 6.000%, 12/1/33	43,119
4,282	FNMA, Pool #758564, 6.000%, 9/1/24	4,323
29,883	FNMA, Pool #810049, 5.500%, 3/1/35	30,524
21,592	FNMA, Pool #819297, 6.000%, 9/1/35	22,378
450,173	FNMA, Pool #881279, 5.000%, 11/1/36	452,906
14,387	FNMA, Pool #889060, 6.000%, 1/1/38	15,291
32,324	FNMA, Pool #889061, 6.000%, 1/1/38	33,506
1,020	FNMA, Pool #895657, 6.500%, 8/1/36	1,024
55,507	FNMA, Pool #905049, 5.500%, 11/1/36	56,700
151,679	FNMA, Pool #928553, 5.500%, 8/1/37	154,938
107,782	FNMA, Pool #931535, 5.500%, 7/1/39	106,752
80,093	FNMA, Pool #AA3467, 4.500%, 4/1/39	78,620
130,059	FNMA, Pool #AA4584, 4.500%, 4/1/39	127,666
29,806	FNMA, Pool #AB1800, 4.000%, 11/1/40	28,275
22,832	FNMA, Pool #AB2452, 4.000%, 3/1/26	22,451
3,591	FNMA, Pool #AD3775, 4.500%, 3/1/25	3,573
22,641	FNMA, Pool #AD6193, 5.000%, 6/1/40	22,401
42,809	FNMA, Pool #AE1568, 4.000%, 9/1/40	40,614
228,608	FNMA, Pool #AE2497, 4.500%, 9/1/40	224,401
28,185	FNMA, Pool #AE5441, 5.000%, 10/1/40	28,121
73,118	FNMA, Pool #AH1135, 5.000%, 1/1/41	73,021
13,053	FNMA, Pool #AH3671, 4.000%, 2/1/26	12,838
234,501	FNMA, Pool #AH6622, 4.000%, 3/1/41	224,019
225,507	FNMA, Pool #AL0150, 4.000%, 2/1/41	213,917
38,489	FNMA, Pool #AL0211, 5.000%, 4/1/41	38,422
267,975	FNMA, Pool #AS0779, 4.000%, 10/1/43	256,436
1,913,301	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,521,971
1,319,009	FNMA, Pool #FM4660, 2.000%, 10/1/35	1,178,163
1,290,771	FNMA, Pool #FM4702, 2.500%, 10/1/50	1,083,136
1,922,148	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,540,065
930,877	FNMA, Pool #FM8360, 2.500%, 8/1/51	780,544
938,224	FNMA, Pool #FM8361, 2.500%, 8/1/51	784,572
1,087,706	FNMA, Pool #FM9905, 2.500%, 12/1/51	902,461
979,993	FNMA, Pool #FM9907, 2.500%, 12/1/51	813,301
757,012	FNMA, Pool #FS2906, 5.000%, 9/1/52	739,694
820,290	FNMA, Pool #MA4128, 2.000%, 9/1/40	694,350
556,106	GNMA, Pool #4424, 5.000%, 4/20/39	561,249
	Total U.S. Government Mortgage-Backed Obligations	$17,443,793
	Commercial Mortgage-Backed Securities — 6.9%
1,000,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (TSFR1M + 1.497%), 6.823%, 9/15/32(A)	991,250
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	478,232
970,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	832,867
1,230,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(B)	1,061,355
305,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(B)	282,930
830,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	727,588
1,600,000	CSMC, Ser 2021-B33, Class A1, 144a, 3.053%, 10/10/43	1,456,503
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.555%, 9/10/35(A)(B)	459,166
187,660	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	183,119
750,000	GS Mortgage Securities Corp. Trust, Ser 2020-UPTN, Class E, 144a, 3.246%, 2/10/37(A)(B)	692,108

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 6.9% (Continued)
$ 1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	$ 1,481,679
1,325,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	1,129,419
765,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 6.890%, 10/15/36(A)	729,141
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.854%, 9/6/38(A)(B)	484,034
755,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	698,443
245,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	227,759
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 6.642%, 11/15/35(A)	1,141,750
1,210,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,159,777
340,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	316,426
340,000	WB Commercial Mortgage Trust, Ser 2024-HQ, Class A, 144a, 6.134%, 3/15/40(A)(B)	342,000
385,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	371,786
2,380,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	2,144,153
	Total Commercial Mortgage-Backed Securities	$17,391,485
	Agency Collateralized Mortgage Obligations — 6.3%
2,085,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	1,467,908
2,850,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	2,047,864
81,954	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	83,260
8,714	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	8,090
1,420,000	FNMA REMIC, Ser 2017-37, Class AY, 3.000%, 5/25/47	1,091,763
305,773	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	279,816
1,800,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,384,918
2,500,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,833,964
2,550,000	FNMA REMIC, Ser 2022-17, Class UV, 3.000%, 7/25/42	2,040,683
34,458	FNMA Trust, Ser 2004-W15, Class 2AF, (SOFR30A + 0.364%), 5.685%, 8/25/44(A)	34,107
609,451	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	600,273
3,786,379	GNMA, Ser 2012-147, Class IO, 0.544%, 4/16/54(A)(B)(C)	40,044
1,422,087	GNMA, Ser 2016-113, Class IO, 1.181%, 2/16/58(A)(B)(C)	78,920
7,273,010	GNMA, Ser 2016-140, Class IO, 0.738%, 5/16/58(A)(B)(C)	254,936
1,650,000	GNMA, Ser 2016-83, Class PB, 3.000%, 6/20/46	1,297,721
2,500,000	GNMA, Ser 2018-112, Class YC, 3.500%, 8/20/48	2,025,098
1,700,000	GNMA, Ser 2022-50, Class KV, 3.000%, 6/20/42	1,314,356
	Total Agency Collateralized Mortgage Obligations	$15,883,721
	Asset-Backed Securities — 5.5%
1,100,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (TSFR3M + 1.912%), 7.226%, 4/15/34(A)	1,100,010
Principal Amount		Market Value
	Asset-Backed Securities — 5.5% (Continued)
$ 1,000,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class AR, 144a, (TSFR3M + 1.392%), 6.708%, 10/17/34(A)	$ 999,314
944,425	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	883,001
949	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(B)	941
1,305,500	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	1,159,509
1,246,313	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	1,085,574
89,778	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(A)(B)	92,470
2,993	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(A)(B)	2,989
1,104,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	1,023,985
962,725	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	921,575
1,425,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (TSFR3M + 1.962%), 7.271%, 10/19/34(A)	1,425,256
340,386	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	339,181
1,167,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,036,142
1,102,500	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	1,029,596
822,250	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	747,752
950,000	Trimaran Cavu Ltd. (Cayman Islands), Ser 2019-1A, Class C2, 144a, 5.539%, 7/20/32	906,049
1,555,997	Wendy's Funding LLC, Ser 2021-1A, Class A2II, 144a, 2.775%, 6/15/51	1,307,990
	Total Asset-Backed Securities	$14,061,334
	Sovereign Government Obligations — 1.1%
382,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	342,649
697,000	Chile Government International Bond, 3.100%, 1/22/61	437,948
200,000	Egypt Government International Bond, 144a, 5.800%, 9/30/27	180,052
200,000	Egypt Government International Bond, 144a, 8.150%, 11/20/59	152,720
25,000	El Salvador Government International Bond, 144a, 6.375%, 1/18/27	21,713
100,000	El Salvador Government International Bond, 144a, 7.650%, 6/15/35	75,805
200,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	102,266
200,000	Ghana Government International Bond, 144a, 8.950%, 3/26/51	101,500
878,000	Mexico Government International Bond, 3.771%, 5/24/61	569,485
200,000	Nigeria Government International Bond, 8.250%, 9/28/51	163,548
736,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	730,980
	Total Sovereign Government Obligations	$2,878,666

Touchstone Active Bond Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 3.2%
8,036,820	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	$ 8,036,820
	Total Investment Securities—98.9% (Cost $266,017,273)	$250,343,981
	Other Assets in Excess of Liabilities — 1.1%	2,789,932
	Net Assets — 100.0%	$253,133,913
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – Refinitiv USD LIBOR Consumer Cash Fallbacks Term One year
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities were valued at $63,506,300 or 25.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$98,068,771	$—	$98,068,771
U.S. Treasury Obligations	—	58,426,909	—	58,426,909
Non-Agency Collateralized Mortgage Obligations	—	18,152,482	—	18,152,482
U.S. Government Mortgage-Backed Obligations	—	17,443,793	—	17,443,793
Commercial Mortgage-Backed Securities	—	17,391,485	—	17,391,485
Agency Collateralized Mortgage Obligations	—	15,883,721	—	15,883,721
Asset-Backed Securities	—	14,061,334	—	14,061,334
Sovereign Government Obligations	—	2,878,666	—	2,878,666
Short-Term Investment Fund	8,036,820	—	—	8,036,820
Other Financial Instruments
Futures
Interest rate contracts	30,716	—	—	30,716
Total Assets	$8,067,536	$242,307,161	$—	$250,374,697
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(755,696)	$—	$(755,696)
Futures
Interest rate contracts	(158,875)	—	—	(158,875)
Total Liabilities	$(158,875)	$(755,696)	$—	$(914,571)
Total	$7,908,661	$241,551,465	$—	$249,460,126

Futures Contracts
At March 31, 2024, $351,450 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	6/18/2024	86	$11,094,000	$(116,568)
Long Futures:
5-Year U.S. Treasury Note	6/28/2024	200	21,403,126	30,716
2-Year U.S. Treasury Note	6/28/2024	232	47,440,375	(42,307)
				$(128,159)

Touchstone Active Bond Fund (Unaudited) (Continued)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	12/20/28	$10,112,850	5.000%	ICE	Markit CDX North America High Yield Series 41 5Y Index	$(744,513)	$11,183	$(755,696)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ares Credit Opportunities Fund – March 31, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 72.3%
	Communication Services — 10.2%
$ 2,579,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	$ 2,121,203
5,031,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	1,862,257
750,000	Altice France SA (France), 144a, 2.125%, 2/15/25	722,641
3,930,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	3,413,537
72,000	Belo Corp., 7.250%, 9/15/27	73,295
675,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	551,522
199,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28	185,318
1,060,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30(A)	892,047
460,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	437,651
670,000	CommScope, Inc., 144a, 8.250%, 3/1/27	312,393
1,587,000	CommScope, Inc., 144a, 6.000%, 3/1/26(A)	1,452,105
1,040,000	CommScope, Inc., 144a, 4.750%, 9/1/29	743,600
205,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	139,339
76,000	CSC Holdings LLC, 144a, 4.500%, 11/15/31	53,798
315,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	159,956
3,469,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	1,836,510
1,848,000	DISH DBS Corp., 5.875%, 11/15/24	1,768,893
496,000	DISH DBS Corp., 7.750%, 7/1/26	331,917
415,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	374,368
3,765,000	Gray Television, Inc., 144a, 4.750%, 10/15/30	2,470,451
428,000	Gray Television, Inc., 144a, 5.375%, 11/15/31	280,721
600,000	Level 3 Financing, Inc., 144a, 3.625%, 1/15/29	268,422
273,000	Level 3 Financing, Inc., 144a, 4.250%, 7/1/28	130,844
4,096,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27	2,723,840
750,000	Level 3 Financing, Inc., 144a, 11.000%, 11/15/29	780,000
3,841,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	3,499,818
128,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	122,860
3,242,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	2,578,152
1,800,000	Sirius XM Radio, Inc., 144a, 3.125%, 9/1/26	1,686,543
749,000	Sirius XM Radio, Inc., 144a, 4.125%, 7/1/30	654,699
526,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	506,116
240,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	228,566
1,500,000	Summer BC Holdco B SARL (Luxembourg), 144a, 5.750%, 10/31/26	1,585,909
1,000,000	Summer BidCo BV (Slovenia), 144a, 10.000%, 2/15/29(B)	1,093,015
3,012,000	TEGNA, Inc., 4.625%, 3/15/28	2,754,866
350,000	Tele Columbus AG (Germany), 144a, 10.000%, 3/19/29(B)	259,032
1,200,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	1,125,756
5,116,000	Telesat Canada / Telesat LLC (Canada), 144a, 5.625%, 12/6/26	3,029,871
1,036,000	Univision Communications, Inc., 144a, 4.500%, 5/1/29	925,685
338,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	285,715
131,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	113,395
1,090,000	Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 144a, 5.000%, 7/15/28	1,000,475
400,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	337,740
4,556,000	Zayo Group Holdings, Inc., 144a, 4.000%, 3/1/27	3,749,280
881,000	Ziggo Bond Co. BV (Netherlands), 144a, 6.000%, 1/15/27	868,189
		50,492,310
Principal Amount		Market Value

	Energy — 9.7%
$ 3,468,000	Apache Corp., 5.100%, 9/1/40(A)	$ 2,975,316
1,577,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	1,559,889
111,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 5.875%, 6/30/29	105,849
2,527,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	2,535,021
187,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 8.250%, 12/31/28	192,131
654,000	Callon Petroleum Co., 144a, 8.000%, 8/1/28	683,430
2,560,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	2,181,340
239,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	217,034
2,741,000	CITGO Petroleum Corp., 144a, 6.375%, 6/15/26	2,749,135
680,000	Cullinan Holdco Scsp (Luxembourg), 144a, 4.625%, 10/15/26	654,569
900,000	Cullinan Holdco Scsp (Luxembourg), 144a, (EUR003M + 4.750%), 8.682%, 10/15/26(C)	922,766
928,000	EnLink Midstream LLC, 5.375%, 6/1/29	910,604
1,789,000	EnLink Midstream Partners LP, 5.450%, 6/1/47	1,557,181
208,000	EnLink Midstream Partners LP, 5.600%, 4/1/44	185,382
5,880,000	Enviva Partners LP / Enviva Partners Finance Corp., 144a, 6.500%, 1/15/26	2,587,200
1,285,000	EQM Midstream Partners LP, 6.500%, 7/15/48	1,288,427
3,889,000	ITT Holdings LLC, 144a, 6.500%, 8/1/29	3,547,985
860,000	Kodiak Gas Services LLC, 144a, 7.250%, 2/15/29	876,280
2,552,000	Moss Creek Resources Holdings, Inc., 144a, 7.500%, 1/15/26	2,550,059
36,000	Moss Creek Resources Holdings, Inc., 144a, 10.500%, 5/15/27	37,129
4,218,426	Rockcliff Energy II LLC, 144a, 5.500%, 10/15/29	3,947,060
1,829,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144a, 12.000%, 10/15/26	1,829,014
2,779,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	2,640,159
1,045,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 9/1/31	975,250
1,000,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	1,005,125
2,582,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	2,459,144
1,750,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	1,603,797
3,810,000	Transocean, Inc., 6.800%, 3/15/38	3,192,035
725,000	Transocean, Inc., 144a, 7.250%, 11/1/25	722,050
144,000	Transocean, Inc., 144a, 11.500%, 1/30/27	150,078
1,445,000	Western Midstream Operating LP, 5.250%, 2/1/50	1,291,604
		48,132,043
	Consumer Discretionary — 9.0%
1,045,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	1,007,010
480,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	457,162
2,340,000	Asbury Automotive Group, Inc., 144a, 4.625%, 11/15/29	2,159,548
804,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 4.625%, 8/1/29	741,874
1,039,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 4.625%, 4/1/30	949,565
1,025,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 6.625%, 1/15/28	1,028,317
1,750,000	Bath & Body Works, Inc., 6.750%, 7/1/36	1,767,472
1,711,000	Bath & Body Works, Inc., 6.875%, 11/1/35	1,750,262
92,000	Bath & Body Works, Inc., 7.500%, 6/15/29	95,622
1,500,000	Boyne USA, Inc., 144a, 4.750%, 5/15/29	1,390,062
1,882,000	Caesars Entertainment, Inc., 144a, 4.625%, 10/15/29	1,715,875
780,000	Caesars Entertainment, Inc., 144a, 7.000%, 2/15/30	800,497

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 72.3% (Continued)
	Consumer Discretionary — 9.0% (Continued)
$ 957,000	Caesars Entertainment, Inc., 144a, 8.125%, 7/1/27	$ 980,239
125,000	Clarios Global LP, 144a, 6.750%, 5/15/25	125,128
837,000	Clarios Global LP / Clarios US Finance Co., 144a, 8.500%, 5/15/27	838,099
1,227,000	Clarios Global LP / Clarios US Finance Co., 144a, 6.250%, 5/15/26	1,225,964
1,274,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144a, 6.750%, 1/15/30	1,143,507
1,000,000	Ford Motor Co., 4.750%, 1/15/43	829,050
610,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	571,697
462,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27(A)	438,549
55,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	54,515
3,531,000	Hilton Domestic Operating Co., Inc., 144a, 3.750%, 5/1/29	3,239,081
129,000	Lithia Motors, Inc., 144a, 3.875%, 6/1/29	116,282
1,222,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	1,092,214
1,334,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27(A)	1,273,952
1,125,000	Live Nation Entertainment, Inc., 144a, 6.500%, 5/15/27	1,137,285
3,449,000	MGM Resorts International, 4.750%, 10/15/28	3,279,632
1,110,000	Nissan Motor Co. Ltd. (Japan), 144a, 4.345%, 9/17/27	1,055,216
2,492,000	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 8.000%, 9/20/25	1,892,702
1,868,000	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 8.000%, 9/20/25	1,418,767
965,000	SRS Distribution, Inc., 144a, 6.000%, 12/1/29	984,633
512,000	United Airlines, Inc., 144a, 4.375%, 4/15/26(A)	495,227
208,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	193,614
3,390,000	Victoria's Secret & Co., 144a, 4.625%, 7/15/29	2,780,925
2,373,000	Viking Cruises Ltd., 144a, 5.875%, 9/15/27	2,328,916
1,004,000	VistaJet Malta Finance PLC / Vista Management Holding, Inc. (Switzerland), 144a, 9.500%, 6/1/28	853,714
2,555,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144a, 5.250%, 5/15/27	2,505,745
		44,717,919
	Industrials — 8.9%
796,000	ARD Finance SA (Luxembourg), 144a, 6.500%, 6/30/27(B)	266,376
700,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 4.125%, 8/15/26	633,759
1,742,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	1,097,460
3,473,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	2,187,990
699,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 4/30/25	675,894
1,000,000	BCP V Modular Services Finance II PLC (United Kingdom), 144a, 4.750%, 11/30/28	1,008,725
1,440,000	BWX Technologies, Inc., 144a, 4.125%, 4/15/29	1,328,635
2,966,000	Chart Industries, Inc., 144a, 9.500%, 1/1/31	3,229,361
1,000,000	Clean Harbors, Inc., 144a, 4.875%, 7/15/27	970,043
1,824,676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28	1,711,649
1,511,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc, 144a, 6.375%, 12/15/30	1,711,323
2,213,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	2,234,903
958,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	876,503
142,000	GFL Environmental, Inc. (Canada), 144a, 3.750%, 8/1/25	138,254
713,271	GFL Environmental, Inc. (Canada), 144a, 4.375%, 8/15/29	657,293
4,434,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	4,058,879
Principal Amount		Market Value

	Industrials — 8.9% (Continued)
$ 411,000	LABL, Inc., 144a, 10.500%, 7/15/27	$ 407,545
1,096,000	Madison IAQ LLC, 144a, 5.875%, 6/30/29	1,003,171
3,488,000	OI European Group BV, 144a, 4.750%, 2/15/30	3,210,414
51,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	51,029
2,194,000	Sealed Air Corp/Sealed Air Corp. US, 144a, 6.125%, 2/1/28	2,199,867
2,849,000	Sensata Technologies BV, 144a, 4.000%, 4/15/29	2,601,505
3,993,000	Standard Industries, Inc., 144a, 4.375%, 7/15/30	3,588,409
450,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	438,447
1,234,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 7.250%, 1/15/31	1,282,884
160,000	TransDigm, Inc., 144a, 6.750%, 8/15/28	162,304
2,282,000	Trident TPI Holdings, Inc., 144a, 12.750%, 12/31/28	2,434,559
3,932,000	Tutor Perini Corp., 144a, 6.875%, 5/1/25†	3,891,716
		44,058,897
	Financials — 8.1%
1,766,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 10.125%, 8/1/26	1,833,285
3,451,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	3,486,773
1,689,000	Ally Financial, Inc., 4.750%, 6/9/27	1,641,257
1,095,000	AmWINS Group, Inc., 144a, 6.375%, 2/15/29	1,101,351
4,079,000	Blackstone Private Credit Fund, 2.625%, 12/15/26	3,723,191
1,017,000	GGAM Finance Ltd. (Ireland), 144a, 6.875%, 4/15/29	1,026,367
1,935,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (United Kingdom), 144a, 7.250%, 2/15/31	1,942,308
1,052,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 5.250%, 10/1/25	1,033,153
1,229,000	LPL Holdings, Inc., 144a, 4.375%, 5/15/31	1,119,086
1,601,000	LPL Holdings, Inc., 144a, 4.625%, 11/15/27	1,535,504
341,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	346,343
341,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.500%, 3/26/31	347,154
657,441	Midcap Financial Issuer Trust, 144a, 5.625%, 1/15/30	565,926
2,566,000	Midcap Financial Issuer Trust, 144a, 6.500%, 5/1/28	2,367,188
4,006,000	Nationstar Mortgage Holdings, Inc., 144a, 5.500%, 8/15/28	3,835,070
2,156,000	NFP Corp., 144a, 6.875%, 8/15/28	2,182,823
1,349,000	OneMain Finance Corp., 3.500%, 1/15/27	1,252,141
392,000	OneMain Finance Corp., 3.875%, 9/15/28	349,710
2,684,000	OneMain Finance Corp., 4.000%, 9/15/30	2,298,058
441,000	OneMain Finance Corp., 9.000%, 1/15/29	467,848
1,666,000	Owl Rock Capital Corp., 3.400%, 7/15/26	1,569,915
1,242,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 144a, 3.625%, 3/1/29	1,117,074
373,000	United Wholesale Mortgage LLC, 144a, 5.500%, 11/15/25	369,685
137,000	United Wholesale Mortgage LLC, 144a, 5.500%, 4/15/29	129,610
1,581,000	United Wholesale Mortgage LLC, 144a, 5.750%, 6/15/27	1,537,558
3,951,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (Switzerland), 144a, 6.375%, 2/1/30	2,920,239
		40,098,617
	Materials — 6.1%
4,213,000	Ball Corp., 2.875%, 8/15/30	3,594,538
3,262,000	CF Industries, Inc., 5.150%, 3/15/34	3,211,378

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 72.3% (Continued)
	Materials — 6.1% (Continued)
$ 1,379,000	Chemours Co. (The), 144a, 4.625%, 11/15/29	$ 1,186,170
3,277,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	3,021,778
3,416,000	Compass Minerals International, Inc., 144a, 6.750%, 12/1/27	3,303,575
1,683,000	First Quantum Minerals Ltd. (Zambia), 144a, 8.625%, 6/1/31	1,635,819
1,697,000	First Quantum Minerals Ltd. (Zambia), 144a, 9.375%, 3/1/29	1,756,642
417,000	Freeport-McMoRan, Inc., 4.625%, 8/1/30	400,612
1,374,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	1,358,962
1,913,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	1,830,882
2,186,000	Polar US Borrower LLC / Schenectady International Group, Inc., 144a, 6.750%, 5/15/26	513,710
649,000	SCIH Salt Holdings, Inc., 144a, 4.875%, 5/1/28	604,541
1,648,000	SCIH Salt Holdings, Inc., 144a, 6.625%, 5/1/29	1,525,538
3,806,000	Tronox, Inc., 144a, 4.625%, 3/15/29	3,414,274
3,107,000	WR Grace Holdings LLC, 144a, 5.625%, 8/15/29	2,779,218
		30,137,637
	Consumer Staples — 5.4%
405,000	Bath & Body Works, Inc., 144a, 6.625%, 10/1/30	413,780
500,000	BCP V Modular Services Finance PLC (United Kingdom), 144a, 6.750%, 11/30/29	473,399
1,200,000	Iceland Bondco PLC (United Kingdom), 144a, 4.375%, 5/15/28	1,279,850
2,798,000	Korn Ferry, 144a, 4.625%, 12/15/27	2,665,824
3,976,000	Lamb Weston Holdings, Inc., 144a, 4.125%, 1/31/30	3,628,097
2,729,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29	2,558,128
2,643,000	LCM Investments Holdings II LLC, 144a, 4.875%, 5/1/29	2,428,906
3,450,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	3,045,128
3,104,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 6.375%, 9/30/26	3,081,908
1,331,000	SRS Distribution, Inc., 144a, 6.125%, 7/1/29	1,358,052
2,761,000	Team Health Holdings, Inc., 144a, 6.375%, 2/1/25	2,547,299
4,136,000	Wolverine World Wide, Inc., 144a, 4.000%, 8/15/29	3,319,628
		26,799,999
	Health Care — 4.5%
3,920,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	3,728,680
3,669,000	Charles River Laboratories International, Inc., 144a, 4.250%, 5/1/28	3,462,453
4,203,000	CHS/Community Health Systems, Inc., 144a, 5.625%, 3/15/27	3,864,711
1,074,000	Grifols Escrow Issuer SA (Spain), 144a, 4.750%, 10/15/28	888,681
953,000	HCA, Inc., 3.500%, 9/1/30	862,183
1,000,000	IQVIA, Inc., 144a, 2.875%, 6/15/28	1,013,539
721,000	LifePoint Health, Inc., 144a, 5.375%, 1/15/29	594,247
509,000	LifePoint Health, Inc., 144a, 9.875%, 8/15/30	532,339
2,236,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	2,037,471
3,306,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	3,107,722
2,390,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	2,192,678
		22,284,704
	Information Technology — 4.5%
2,565,000	Ahead DB Holdings LLC, 144a, 6.625%, 5/1/28	2,330,944
3,357,000	Elastic NV, 144a, 4.125%, 7/15/29	3,022,545
500,000	Entegris, Inc., 144a, 3.625%, 5/1/29	449,150
2,275,000	Entegris, Inc., 144a, 4.750%, 4/15/29	2,178,606
1,217,000	II-VI, Inc., 144a, 5.000%, 12/15/29	1,145,685
3,204,000	ON Semiconductor Corp., 144a, 3.875%, 9/1/28	2,944,954
Principal Amount		Market Value

	Information Technology — 4.5% (Continued)
$ 4,227,000	Open Text Holdings, Inc. (Canada), 144a, 4.125%, 2/15/30	$ 3,786,299
745,000	Picard Midco, Inc., 144a, 6.500%, 3/31/29	707,222
440,000	Seagate HDD Cayman, 3.125%, 7/15/29	370,212
2,467,000	Seagate HDD Cayman, 3.375%, 7/15/31	1,936,747
3,579,000	Synaptics, Inc., 144a, 4.000%, 6/15/29	3,221,382
		22,093,746
	Real Estate — 3.6%
4,538,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 4.500%, 4/1/27	4,142,600
40,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	39,282
999,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.375%, 6/15/26	941,087
688,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.750%, 9/15/30	577,932
1,136,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 6.000%, 4/15/25	1,131,400
293,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 8.000%, 6/15/27	305,499
250,000	Iron Mountain UK PLC REIT, 144a, 3.875%, 11/15/25	305,676
700,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	631,684
3,620,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29(A)	3,400,147
1,105,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	1,045,310
2,263,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	2,117,892
1,810,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	1,715,725
1,801,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	1,637,796
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	43,497
		18,035,527
	Utilities — 2.3%
1,076,000	Calpine Corp., 144a, 4.625%, 2/1/29	995,844
2,200,000	Calpine Corp., 144a, 4.500%, 2/15/28	2,087,370
2,742,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31	2,363,604
15,000	NRG Energy, Inc., 144a, 3.875%, 2/15/32	12,856
375,000	NRG Energy, Inc., 6.625%, 1/15/27	375,291
645,000	NRG Energy, Inc., 144a, 7.000%, 3/15/33	688,110
1,736,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	1,617,162
1,700,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	1,646,247
1,350,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,329,374
466,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29(A)	437,263
		11,553,121
	Total Corporate Bonds	$358,404,520
	Bank Loans — 14.0%(D)
	Information Technology — 4.5%
3,285,429	Access CIG LLC, 2023 Refinancing Term Loan, (3M SOFR + 5.000%), 10.388%, 8/18/28	3,285,429
1,052,332	Cloud Software Group Inc., Dollar Term B Loan (2022), (3M SOFR + 4.600%), 9.948%, 3/30/29	1,046,765
1,483,554	Coherent Corp (f/k/a II-VI Inc.), Term Loan B, (1M SOFR + 2.864%), 8.197%, 7/02/29	1,483,554
596,048	Commscope Inc., Initial Term Loan, (1M SOFR + 3.364%), 8.681%, 4/06/26	539,424
3,500,000	Dun & Bradstreet Corporation (The), Incremental Term B-2, 1.750%, 1/18/29(E)	3,498,355

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Bank Loans — 14.0%(D) (Continued)
	Information Technology — (Continued)
$ 1,300,000	Genesys Cloud Services Holdings II LLC, 2024 Incremental Dollar Term Loans, (1M SOFR + 3.864%), 9.191%, 12/01/27	$ 1,304,069
3,290,290	MKS Instruments Inc., 2023-1 Dollar Term B Loan, (1M SOFR + 2.500%), 7.848%, 8/17/29	3,287,559
1,556,051	Quest Software US Holdings Inc., First Lien Initial Term Loan, (3M SOFR + 4.400%), 9.783%, 2/01/29	1,176,188
941,691	Tempo Acquisition LLC, Fifth Incremental Term, (1M SOFR + 2.750%), 8.066%, 8/31/28	944,045
2,946,944	VeriFone Systems Inc., First Lien Initial Term Loan, (3M SOFR + 4.262%), 9.653%, 8/20/25	2,599,588
3,125,000	Zelis Cost Management Buyer Inc., Term B-2 Loans, (3M SOFR + 2.750%), 8.067%, 9/28/29	3,123,250
		22,288,226
	Health Care — 3.5%
3,308,594	AlixPartners LLP, Initial Dollar Term Loan, (1M SOFR + 2.864%), 8.181%, 2/04/28	3,311,274
1,852,476	Curia Global Inc., Term Loan, (3M SOFR + 3.850%), 9.233%, 8/30/26	1,759,555
1,408,135	eResearch Technology Inc., First Lien Initial Term Loan, (1M SOFR + 4.614%), 9.963%, 2/04/27	1,411,782
625,625	Froneri US Inc., Facility B2, (1M SOFR + 2.350%), 7.666%, 1/29/27	625,750
3,884,696	Gainwell Acquisition Corp, Term B Loan, (3M SOFR + 4.100%), 9.490%, 10/01/27	3,707,942
2,269,451	Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan, (3M SOFR + 2.150%), 7.538%, 11/15/27	2,194,832
1,500,000	HomeVI, Additional Senior Term Facility Loan, 4.000%, 10/31/26(E)	1,495,561
1,213,461	Medline Borrower LP, Term Loan B, (1M SOFR + 3.114%), 8.441%, 10/23/28	1,216,070
859,376	Packaging Coordinators Midco Inc., First Lien Term B Loan, (3M SOFR + 3.762%), 9.110%, 11/30/27	860,571
997,149	Team Health Holdings Inc., Extended Term Loan, (1M SOFR + 5.250%), 10.576%, 3/02/27	881,230
		17,464,567
	Financials — 1.8%
2,987,733	Freeport LNG Investments, LLP, Tla Term Loan, (3M SOFR + 3.262%), 8.588%, 11/16/26	2,952,507
1,805,000	Hyperion Refinance S.A R.L., 2024 Dollar Term Loans, (1M SOFR + 3.489%), 8.807%, 2/15/31	1,805,162
291,970	Prairie ECI Acquiror LP, Initial Term Loan B-2, (1M SOFR + 4.750%), 10.071%, 8/01/29	290,667
3,750,000	Wec US Holdings Ltd., Initial Term Loan, (1M SOFR + 2.750%), 8.076%, 1/27/31	3,744,563
		8,792,899
	Communication Services — 1.3%
2,976,877	Arches Buyer Inc., Refinancing Term Loan, (1M SOFR + 3.350%), 8.683%, 12/06/27	2,880,545
2,981,105	NEP Group Inc., Term Loan PIK, (1M SOFR + 4.864%), 10.222%, 8/19/26	2,830,201
370,000	Telenet Financing USD LLC, Term Loan AR Facility, (1M SOFR + 2.114%), 7.447%, 4/30/28	359,207
480,000	Virgin Media Bristol LLC, Facility Q Advance, (1M SOFR + 3.364%), 8.697%, 1/31/29	474,773
		6,544,726
	Consumer Discretionary — 1.1%
1,200,000	Armorica Lux Sarl, Facility B Loan, (3M EURIBOR + 4.925%), 8.837%, 7/28/28	1,244,453
983,332	AVSC Holding Corp, Term Loan B1, (1M SOFR + 3.600%), 0.250%, 3/03/25	984,011
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 140,389	AVSC Holding Corp, Term Loan B2, (1M SOFR + 5.600%), 1.000%, 10/15/26	$ 140,624
1,520,000	Caesars Entertainment Inc., Incremental Term B-1 Loan, (3M SOFR + 2.750%), 8.040%, 2/06/31	1,520,000
1,531,444	ClubCorp Holdings Inc., Term Loan, (2M SOFR + 5.262%), 10.649%, 9/18/26	1,532,684
		5,421,772
	Industrials — 0.7%
1,531,160	CP Atlas Buyer Inc., Term B Loan, (1M SOFR + 3.850%), 9.183%, 11/23/27	1,510,795
965,000	LJ Ruby Holdings LLC, Term Loan, 4.250%, 3/27/31(E)	965,608
835,317	Transdigm Inc, Term Loan I, (3M SOFR + 3.250%), 8.640%, 8/24/28	837,932
		3,314,335
	Materials — 0.6%
994,012	LABL Inc., Initial Dollar Term Loan, (1M SOFR + 5.100%), 10.433%, 10/27/28	972,214
2,931,463	Schenectady International Group Inc., Initial Term Loan, (3M SOFR + 4.850%), 10.244%, 10/15/25	2,207,772
		3,179,986
	Energy — 0.5%
850,667	Enviva Partners, LP, Revolving Loan, 2.250%, 6/30/27(E)	852,794
391,439	Enviva, Inc. DIP Tranche A, 6.500%, 12/13/24(E)	393,396
1,385,489	Gulf Finance, LLC, Term Loan, (6M SOFR + 7.178%), 12.631%, 8/25/26	1,385,240
871,323	PES Holdings LLC, Tranche C Loan Non-PIK, 6.990%, 12/31/24(E)	8,713
		2,640,143
	Total Bank Loans	$69,646,654
	Asset-Backed Securities — 6.3%
1,000,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class ER, 144a, (TSFR3M + 6.462%), 11.778%, 10/17/34(C)	999,908
575,000	Aimco CLO 16 Ltd. (Cayman Islands), Ser 2021-16A, Class SUB, 144a, 1/17/35(C)(F)	446,089
340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 1/23/31(C)(F)	166,531
1,250,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2019-2A, Class ER, 144a, (3M LIBOR +6.320%), 11.898%, 10/17/32(C)	1,177,644
620,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 7/16/34(C)(F)	314,205
850,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2022-1A, Class SUB, 144a, 4/18/35(C)(F)	513,932
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-10A, Class E, 144a, (TSFR3M + 6.762%), 12.079%, 10/20/34(C)	995,722
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-11A, Class E, 144a, (TSFR3M + 6.662%), 11.986%, 1/25/33(C)	974,094
750,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-5A, Class SUB, 144a, 7/20/34(C)(F)	469,977
500,000	Cedar Funding IV CLO Ltd. (Cayman Islands), Ser 2014-4A, Class ERR, 144a, (TSFR3M + 6.872%), 12.187%, 7/23/34(C)	484,274
714,286	Cedar Funding XIV CLO Ltd. (Cayman Islands), Ser 2021-14A, Class E, 144a, (TSFR3M + 6.602%), 11.916%, 7/15/33(C)	714,659
1,500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2015-4A, Class SUB, 144a, 4/20/34(C)(F)	491,295

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 6.3% (Continued)
$ 1,000,000	CIFC Funding Ltd. (Cayman Islands), Ser 2019-4A, Class DR, 144a, (TSFR3M + 6.862%), 12.176%, 10/15/34(C)	$ 1,000,011
500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2020-3A, Class SUB, 144a, 10/20/34(C)(F)	396,021
1,046,139	CIFC Funding Ltd. (Cayman Islands), Ser 2021-7A, Class E, 144a, (TSFR3M + 6.612%), 11.927%, 1/23/35(C)	1,040,987
500,000	Dryden 106 CLO Ltd. (Cayman Islands), Ser 2022-106A, Class E, 144a, (TSFR3M + 8.870%), 14.184%, 10/15/35(C)	505,590
250,000	Dryden 45 Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class ER, 144a, (TSFR3M + 6.112%), 11.426%, 10/15/30(C)	242,928
250,000	Dryden 57 CLO Ltd. (Cayman Islands), Ser 2018-57A, Class E, 144a, (TSFR3M + 5.462%), 10.769%, 5/15/31(C)	237,275
1,000,000	Dryden 76 CLO Ltd. (Cayman Islands), Ser 2019-76A, Class ER, 144a, (TSFR3M + 6.762%), 12.079%, 10/20/34(C)	930,333
250,000	Dryden 78 CLO Ltd. (Cayman Islands), Ser 2020-78A, Class SUB, 144a, 4/17/33(C)(F)	138,176
650,000	Dryden 98 CLO Ltd. (Cayman Islands), Ser 2022-98X, Class SUB, 4/20/35(C)(F)	436,861
250,000	Elmwood CLO 22 Ltd. (Cayman Islands), Ser 2023-1A, Class E, 144a, (TSFR3M + 7.650%), 12.967%, 4/17/36(C)	254,321
250,000	Elmwood CLO 23 Ltd. (Cayman Islands), Ser 2023-2A, Class E, 144a, (TSFR3M + 8.000%), 13.314%, 4/16/36(C)	254,929
555,000	Elmwood CLO 24 Ltd. (Cayman Islands), Ser 2023-3A, Class E, 144a, (TSFR3M +7.570%), 12.914%, 12/11/33(C)	558,413
1,945,000	Elmwood CLO 24 Ltd. (Cayman Islands), Ser 2023-3A, Class SUB, 144a, 12/11/33(C)(F)	1,703,622
588,235	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 1/20/34(C)(F)	406,663
891,304	ICG US CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/17/34(C)(F)	331,820
750,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class SUB, 144a, 10/22/34(C)(F)	422,165
75,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class Y, 144a, 10/22/34(C)(F)	20,553
250,000	Invesco US CLO Ltd. (Jersey), Ser 2023-2A, Class E, 144a, (TSFR3M + 7.83%), 13.148%, 4/21/36(C)	254,505
625,000	Madison Park Funding LIII Ltd. (Cayman Islands), Ser 2022-53A, Class SUB, 144a, 4/21/35(C)(F)	455,144
1,000,000	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59X, Class SUB, 1/18/34(C)(F)	678,629
300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(C)(F)	105
1,500,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 1/15/33(C)(F)	770,016
250,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 1/23/48(C)(F)	142,473
540,000	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 7/15/49(C)(F)	382,597
500,000	Madison Park Funding XXXVIII Ltd. (Cayman Islands), Ser 2021-38A, Class SUB, 144a, 7/17/34(C)(F)	343,446
1,000,000	Magnetite XXIII Ltd. (Cayman Islands), Ser 2019-23A, Class ER, 144a, (TSFR3M + 6.562%), 11.886%, 1/25/35(C)	997,747
Principal Amount		Market Value
	Asset-Backed Securities — 6.3% (Continued)
$ 250,000	Niagara Park CLO Ltd. (Cayman Islands), Ser 2019-1A, Class ER, 144a, (TSFR3M + 6.212%), 11.528%, 7/17/32(C)	$ 248,402
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2019-2A, Class D, 144a, (TSFR3M + 7.032%), 12.346%, 4/15/31(C)	245,695
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2022-2A, Class ER, 144a, (TSFR3M +7.750%), 13.064%, 7/15/33(C)	249,958
250,000	Octagon Loan Funding Ltd. (Cayman Islands), Ser 2014-1A, Class DRR, 144a, (TSFR3M + 3.162%), 8.481%, 11/18/31(C)	249,978
825,000	OHA Credit Funding 4 Ltd. (Cayman Islands), Ser 2019-4A, Class ER, 144a, (TSFR3M + 6.662%), 11.979%, 10/22/36(C)	824,956
350,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 1/20/33(C)(F)	230,336
1,000,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class M2, 144a, 10/15/34(C)(F)	32,814
1,000,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 10/15/34(C)(F)	541,770
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M1, 144a, 4/20/34(C)(F)	5,172
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M2, 144a, 4/20/34(C)(F)	12,068
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/20/34(C)(F)	499,933
3,999,999	RR 26 Ltd. (Cayman Islands), Ser 2023-26A, Class SUB, 144a, 4/15/38(C)(F)	3,083,963
500,000	RR 6 Ltd. (Cayman Islands), Ser 2019-6A, Class SUB, 144a, 4/15/36(C)(F)	370,536
500,000	Steele Creek CLO Ltd. (Cayman Islands), Ser 2019-2A, Class E, 144a, (TSFR3M + 7.962%), 13.276%, 7/15/32(C)	481,688
500,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (TSFR3M + 6.572%), 11.886%, 4/15/34(C)	500,022
525,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/15/34(C)(F)	437,747
300,000	TICP CLO XII Ltd. (Cayman Islands), Ser 2018-12A, Class ER, 144a, (TSFR3M + 6.512%), 11.826%, 7/15/34(C)	298,741
250,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-4X, Class ER, (TSFR3M + 6.972%), 12.286%, 1/15/35(C)	240,000
1,000,000	Voya CLO Ltd. (Cayman Islands), Ser 2020-3A, Class ER, 144a, (TSFR3M + 6.662%), 11.979%, 10/20/34(C)	944,416
850,000	Voya CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (TSFR3M + 6.612%), 11.926%, 7/15/34(C)	839,540
280,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 4/15/33(C)(F)	114,970
	Total Asset-Backed Securities	$31,106,365
Shares
	Common Stocks — 0.5%
	Energy — 0.3%
14,309	AFG Holdings, Inc.*	143
187,384	Ascent Resources Marcellus Holdings, LLC*	46,846
40,000	Summit Midstream Partners LP*	1,122,800
		1,169,789
	Information Technology — 0.2%
177,521	Avaya Holdings Corp., 1145 shares(G)*	976,365

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 0.5% (Continued)
	Information Technology — 0.2% (Continued)
14,187	Avaya Holdings Corp., 144A shares(G)*	$ 78,029
3,406	Avaya Holdings Corp., A shares(G)*	22,139
676	Avaya Holdings Corp., Reg S shares(G)*	4,394
		1,080,927
	Total Common Stocks	$2,250,716
	Exchange-Traded Fund — 0.3%
32,000	Alerian MLP ETF	1,518,720
	Warrants — 0.1%
	Financials — 0.1%
7,180	CHPPR Holdings, Inc.(G)*	170,661
9,949	CHPPR Holdings, Inc., Class B, Exp 6/28/29(G)*	145,608
4,713	CHPPR Holdings, Inc., Class A, Exp 6/28/29(G)*	50,716
11,649	CHPPR Holdings, Inc. 4(A)(2)DOT Warrant(G)*	276,885
2,622	CHPPR Holdings, Inc. 1145 DOT Warrant(G)*	62,322
	Total Warrants	$706,192
Number of Contracts		Notional Amount
	Purchased Options — 0.0%
	Purchased Call Options — 0.0%
200	Chicago Board Options Exchange Volatility Index, Strike @30.00, Exp 05/24	$ 20,000	6,800
1,300	U.S. Oil Fund LP, Strike @102.00, Exp 04/24	130,000	0
	Total Purchased Options		$6,800
Shares
	Short-Term Investment Funds — 7.5%
32,882,443	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	32,882,443
4,045,367	Invesco Government & Agency Portfolio, Institutional Class, 5.24%∞Ω**	4,045,367
	Total Short-Term Investment Funds	$36,927,810
	Total Long Positions—101.0% (Cost $509,574,228)	$500,567,777
Number of Contracts		Notional Amount
	Written Options — (0.0)%
	Written Call Options — (0.0)%
200	Chicago Board Options Exchange Volatility Index, Strike @40.00, Exp 05/24	$ 20,000	(4,400)
	Total Written Options (Premiums received $4,200)		$(4,400)
	Total Investment Securities—101.0%		$500,563,377
	Liabilities in Excess of Other Assets — (1.0%)		(4,912,501)
	Net Assets — 100.0%		$495,650,876
(A)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of March 31, 2024 was $3,707,147.
(B)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(C)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2024.
(D)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of March 31, 2024.
(E)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(F)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
(G)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2024 was $3,852,720.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
MLP – Master Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities were valued at $335,018,644 or 67.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$358,404,520	$—	$358,404,520
Bank Loans	—	69,646,654	—	69,646,654
Asset-Backed Securities	—	31,106,365	—	31,106,365
Common Stocks	1,122,800	46,989	1,080,927	2,250,716
Exchange-Traded Fund	1,518,720	—	—	1,518,720
Warrants	—	0	706,192	706,192
Purchased Call Options
Equity contracts	6,800	—	—	6,800
Short-Term Investment Funds	36,927,810	—	—	36,927,810
Other Financial Instruments
Foreign currency exchange contracts	—	214,185	—	214,185
Total Assets	$39,576,130	$459,418,713	$1,787,119	$500,781,962
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(9,549)	$—	$(9,549)
Written Call Options
Equity contracts	(4,400)	—	—	(4,400)
Total Liabilities	$(4,400)	$(9,549)	$—	$(13,949)
Total	$39,571,730	$459,409,164	$1,787,119	$500,768,013
Measurements Using Unobservable Inputs (Level 3)
Assets
Beginning balance, September 30, 2023	$—
Transfer into Level 3	713,935
Purchases and Sales	1,319,132
Change in unrealized appreciation (depreciation)	(245,947)
Ending balance, March 31, 2024	$1,787,120
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at March 31, 2024	$(245,947)
Security	Fair Value	Valuation Technique	Unobservable Input	Value or range of inputs	Impact to valuation from an increase to the input
Avaya Holdings Corp.	$78,029	Cost	N/A	N/A	N/A
Avaya Holdings Corp.	976,365	Cost	N/A	N/A	N/A
Avaya Holdings Corp.	22,139	Cost	N/A	N/A	N/A
Avaya Holdings Corp.	4,394	Cost	N/A	N/A	N/A
CHPPR Holdings, Inc.	170,662	Cost	N/A	N/A	N/A
CHPPR Holdings, Inc., 4(A)(2) DOT Warrant	276,885	Cost	N/A	N/A	N/A
CHPPR Holdings, Inc., 1145 DOT Warrant	62,322	Cost	N/A	N/A	N/A
CHPPR Holdings, Inc., Class B, Exp 6/28/29	145,608	Cost	N/A	N/A	N/A
CHPPR Holdings, Inc., Class A, Exp 6/28/29	50,716	Cost	N/A	N/A	N/A

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	12/20/28	$569,250	5.000%	ICE	Markit CDX North America High Yield Series 41 5Y Index	$(41,908)	$(32,359)	$(9,549)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Appreciation
Wells Fargo	4/15/2024	USD	12,100,506	EUR	11,032,957	$189,287
Wells Fargo	4/15/2024	USD	1,693,094	GBP	1,321,584	24,898
						$214,185
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Dividend Equity Fund – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 99.5%
	Information Technology — 22.1%
67,702	Accenture PLC - Class A	$ 23,466,190
131,226	Analog Devices, Inc.	25,955,190
246,441	Apple, Inc.	42,259,703
36,507	Broadcom, Inc.	48,386,743
877,292	Cisco Systems, Inc.	43,785,644
762,664	Intel Corp.	33,686,869
231,082	International Business Machines Corp.	44,127,419
63,065	KLA Corp.	44,055,317
349,504	Micron Technology, Inc.	41,203,027
224,272	Microsoft Corp.	94,355,716
372,355	Oracle Corp.	46,771,511
238,595	QUALCOMM, Inc.	40,394,133
234,004	Texas Instruments, Inc.	40,765,837
		569,213,299
	Financials — 15.0%
101,976	Arthur J Gallagher & Co.	25,498,079
1,014,893	Bank of America Corp.	38,484,743
53,401	BlackRock, Inc.	44,520,414
323,275	Charles Schwab Corp. (The)	23,385,713
96,577	Goldman Sachs Group, Inc. (The)	40,339,247
68,356	JPMorgan Chase & Co.	13,691,707
231,001	Principal Financial Group, Inc.	19,937,696
183,738	Prudential Financial, Inc.	21,570,841
136,847	T Rowe Price Group, Inc.	16,684,386
796,583	Truist Financial Corp.	31,050,805
955,398	US Bancorp	42,706,291
96,989	Visa, Inc. - Class A	27,067,690
720,808	Wells Fargo & Co.	41,778,032
		386,715,644
	Health Care — 14.4%
143,084	AbbVie, Inc.	26,055,596
104,604	Becton Dickinson & Co.	25,884,260
484,450	Bristol-Myers Squibb Co.	26,271,723
119,888	Cencora, Inc.	29,131,585
508,605	CVS Health Corp.	40,566,335
198,968	Gilead Sciences, Inc.	14,574,406
282,003	Johnson & Johnson	44,610,055
595,878	Medtronic PLC	51,930,768
310,883	Merck & Co., Inc.	41,021,012
1,087,103	Pfizer, Inc.	30,167,108
82,006	UnitedHealth Group, Inc.	40,568,368
		370,781,216
	Industrials — 9.0%
212,062	3M Co.	22,493,416
71,594	Automatic Data Processing, Inc.	17,879,886
84,376	Caterpillar, Inc.	30,917,898
57,282	Lockheed Martin Corp.	26,055,863
169,544	Paychex, Inc.	20,820,003
407,492	RTX Corp.	39,742,695
803,806	Southwest Airlines Co.	23,463,097
508,078	Stanley Black & Decker, Inc.	49,756,079
		231,128,937
	Consumer Discretionary — 8.5%
3,523	Booking Holdings, Inc.	12,781,021
113,715	Home Depot, Inc. (The)	43,621,074
458,164	Las Vegas Sands Corp.	23,687,079
90,021	McDonald's Corp.	25,381,421
179,062	NIKE, Inc. - Class B	16,828,247
409,692	Starbucks Corp.	37,441,752
Shares		Market Value

	Consumer Discretionary — 8.5% (Continued)
555,468	VF Corp.	$ 8,520,879
105,078	Whirlpool Corp.	12,570,481
279,401	Yum! Brands, Inc.	38,738,948
		219,570,902
	Consumer Staples — 7.3%
112,634	Constellation Brands, Inc. - Class A	30,609,416
146,835	Dollar General Corp.	22,915,070
177,371	PepsiCo, Inc.	31,041,699
400,601	Philip Morris International, Inc.	36,703,064
415,325	Sysco Corp.	33,716,083
183,536	Target Corp.	32,524,414
		187,509,746
	Communication Services — 7.0%
1,875,936	AT&T, Inc.	33,016,474
870,150	Comcast Corp. - Class A	37,721,002
423,322	Fox Corp. - Class A	13,237,279
599,746	Interpublic Group of Cos., Inc. (The)	19,569,712
25,652	Meta Platforms, Inc. - Class A	12,456,098
249,797	Omnicom Group, Inc.	24,170,358
947,004	Verizon Communications, Inc.	39,736,288
		179,907,211
	Energy — 5.5%
226,803	Chevron Corp.	35,775,905
335,556	Exxon Mobil Corp.	39,005,030
208,970	Phillips 66	34,133,160
188,402	Valero Energy Corp.	32,158,337
		141,072,432
	Utilities — 3.8%
354,700	Duke Energy Corp.	34,303,037
333,753	Entergy Corp.	35,271,017
443,033	NextEra Energy, Inc.	28,314,239
		97,888,293
	Materials — 3.6%
96,227	Air Products & Chemicals, Inc.	23,312,915
429,252	DuPont de Nemours, Inc.	32,910,751
406,606	International Flavors & Fragrances, Inc.	34,964,050
		91,187,716
	Real Estate — 3.3%
282,760	Alexandria Real Estate Equities, Inc. REIT	36,450,592
179,568	American Tower Corp. REIT	35,480,841
82,108	Simon Property Group, Inc. REIT	12,849,081
		84,780,514
	Total Common Stocks	$2,559,755,910
	Short-Term Investment Fund — 0.9%
21,741,439	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	21,741,439
	Total Investment Securities—100.4% (Cost $2,338,474,524)	$2,581,497,349
	Liabilities in Excess of Other Assets — (0.4%)	(9,363,889)
	Net Assets — 100.0%	$2,572,133,460
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Dividend Equity Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,559,755,910	$—	$—	$2,559,755,910
Short-Term Investment Fund	21,741,439	—	—	21,741,439
Total	$2,581,497,349	$—	$—	$2,581,497,349
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone High Yield Fund – March 31, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 94.8%
	Energy — 15.5%
$ 950,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	$ 990,679
1,026,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,023,949
213,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	214,191
415,000	Civitas Resources, Inc., 144a, 5.000%, 10/15/26	406,121
477,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	502,234
308,000	Civitas Resources, Inc., 144a, 8.625%, 11/1/30	330,733
1,957,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	1,848,821
721,000	Crescent Energy Finance LLC, 144a, 9.250%, 2/15/28	761,404
122,000	Crescent Energy Finance LLC, 144a, 7.625%, 4/1/32	122,954
1,030,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	1,072,292
1,143,000	EQM Midstream Partners LP, 144a, 4.500%, 1/15/29	1,071,550
586,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.250%, 5/15/26	582,303
445,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	465,763
414,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	403,911
201,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	196,811
534,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	533,308
1,042,000	Nabors Industries Ltd., 144a, 7.250%, 1/15/26	1,035,566
531,000	NuStar Logistics LP, 6.000%, 6/1/26	528,582
923,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	853,831
662,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	660,770
1,053,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	1,058,397
993,000	Valaris Ltd., 144a, 8.375%, 4/30/30	1,025,556
544,000	Vermilion Energy, Inc. (Canada), 144a, 6.875%, 5/1/30	532,703
		16,222,429
	Consumer Discretionary — 14.5%
568,787	American Airlines Group, Inc. Pass-Through Trust, Ser 2013-1, A, 3.950%, 11/15/25	555,172
829,000	Carnival Corp., 144a, 6.000%, 5/1/29	817,639
232,000	Carnival Corp., 144a, 7.625%, 3/1/26	234,886
1,239,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,099,508
678,000	Dana, Inc., 4.250%, 9/1/30	599,248
523,000	Dana, Inc., 5.625%, 6/15/28†	510,433
1,318,000	Ford Motor Credit Co. LLC, 2.900%, 2/10/29	1,162,796
1,111,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,069,062
1,142,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	1,094,381
623,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	545,769
1,098,000	Hanesbrands, Inc., 144a, 4.875%, 5/15/26	1,069,479
710,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	733,843
1,000,000	MGM China Holdings Ltd. (Macao), 144a, 5.375%, 5/15/24	997,016
467,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	398,091
177,000	Michaels Cos., Inc. (The), 144a, 7.875%, 5/1/29	132,773
298,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	293,753
16,000	Royal Caribbean Cruises Ltd., 144a, 7.250%, 1/15/30	16,637
172,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	181,190
133,000	Royal Caribbean Cruises Ltd., 144a, 8.250%, 1/15/29	140,827
61,000	Royal Caribbean Cruises Ltd., 144a, 6.250%, 3/15/32	61,520
773,000	Sands China Ltd. (Macao), 5.125%, 8/8/25	762,631
500,000	Sands China Ltd. (Macao), 5.400%, 8/8/28	490,462
Principal Amount		Market Value

	Consumer Discretionary — 14.5% (Continued)
$ 733,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	$ 697,819
1,610,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	1,591,070
		15,256,005
	Communication Services — 12.9%
666,000	Altice Financing SA (Luxembourg), 144a, 5.750%, 8/15/29	533,543
483,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	397,263
540,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	199,884
514,000	Altice France SA (France), 144a, 5.125%, 7/15/29	347,604
446,000	Altice France SA (France), 144a, 5.500%, 10/15/29	302,065
1,000,000	AMC Networks, Inc., 4.750%, 8/1/25	999,530
1,117,000	Belo Corp., 7.250%, 9/15/27	1,137,092
1,898,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	1,550,797
641,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	608,065
315,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31	308,985
360,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	244,694
256,000	CSC Holdings LLC, 144a, 11.250%, 5/15/28	253,680
1,268,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	643,888
1,073,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	568,053
200,000	CSC Holdings LLC, 144a, 11.750%, 1/31/29	200,283
1,176,000	Gray Television, Inc., 144a, 7.000%, 5/15/27†	1,094,965
6,517	Shutterfly Finance LLC, 144a, 8.500%, 10/1/27(A)	5,148
1	Shutterfly Finance LLC, 144a, 9.750%, 10/1/27	1
1,217,000	Sirius XM Radio, Inc., 144a, 4.000%, 7/15/28	1,113,431
408,000	Sprint Capital Corp., 6.875%, 11/15/28	434,251
570,000	Sprint Corp., 7.625%, 2/15/25	577,171
1,643,000	Stagwell Global, 144a, 5.625%, 8/15/29	1,491,754
612,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	549,835
		13,561,982
	Financials — 12.2%
1,070,000	Aviation Capital Group LLC, 144a, 6.375%, 7/15/30	1,102,254
1,337,000	Boost Newco Borrower LLC, 144a, 7.500%, 1/15/31	1,400,276
667,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	717,797
440,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	414,394
328,000	FirstCash, Inc., 144a, 5.625%, 1/1/30	311,775
311,000	FirstCash, Inc., 144a, 6.875%, 3/1/32	310,833
922,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	983,013
1,043,000	Jane Street Group / JSG Finance, Inc., 144a, 4.500%, 11/15/29	965,146
420,000	National Rural Utilities Cooperative Finance Corp., (TSFR3M + 3.172%), 8.489%, 4/30/43(B)	418,951
707,000	Navient Corp., 5.000%, 3/15/27	677,359
692,000	Navient Corp., 5.875%, 10/25/24	690,941
315,000	OneMain Finance Corp., 3.875%, 9/15/28	281,017
228,000	OneMain Finance Corp., 4.000%, 9/15/30	195,215
399,000	OneMain Finance Corp., 6.625%, 1/15/28	400,194
370,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	337,636
273,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	269,870
414,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	384,487
198,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	203,473
1,000,000	PRA Group, Inc., 144a, 7.375%, 9/1/25	998,220

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 94.8% (Continued)
	Financials — 12.2% (Continued)
$1,035,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	$ 1,031,865
718,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144a, 2.875%, 10/15/26	663,540
		12,758,256
	Industrials — 11.7%
580,000	Bombardier, Inc. (Canada), 144a, 7.250%, 7/1/31	581,753
1,132,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	1,055,380
578,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	555,811
697,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.875%, 11/15/29	616,850
1,382,000	Cimpress PLC (Ireland), 7.000%, 6/15/26	1,383,244
616,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	622,097
1,000,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	998,439
937,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	857,729
1,165,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	1,092,519
799,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC, 144a, 4.000%, 10/15/27	745,143
782,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	708,979
1,110,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	1,072,650
1,000,000	TransDigm, Inc., 4.625%, 1/15/29	928,925
519,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	521,273
507,000	TransDigm, Inc., 144a, 6.625%, 3/1/32	512,400
		12,253,192
	Health Care — 6.9%
592,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	509,340
293,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	255,474
330,000	AdaptHealth LLC, 144a, 6.125%, 8/1/28	309,910
300,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	299,568
265,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 4.875%, 6/1/29	184,294
777,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	708,012
412,000	Medline Borrower LP, 144a, 5.250%, 10/1/29	389,343
1,123,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30	1,020,285
356,000	ModivCare, Inc., 144a, 5.875%, 11/15/25	346,689
1,224,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	1,066,221
1,084,000	Tenet Healthcare Corp., 6.125%, 10/1/28	1,081,401
729,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	681,274
452,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 4.750%, 5/9/27	437,556
		7,289,367
	Real Estate — 4.8%
1,202,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	1,113,584
1,039,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 6.000%, 4/15/25	1,034,793
390,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 8.000%, 6/15/27	406,637
132,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	119,117
674,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	633,066
112,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	108,372
660,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	624,348
1,078,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 4.750%, 10/15/27	1,038,016
		5,077,933
Principal Amount		Market Value

	Information Technology — 4.4%
$1,037,000	Amkor Technology, Inc., 144a, 6.625%, 9/15/27	$ 1,042,178
1,133,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	1,076,752
448,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	399,391
560,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	518,882
738,000	Seagate HDD Cayman, 144a, 8.250%, 12/15/29	793,172
873,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	786,519
		4,616,894
	Consumer Staples — 4.4%
1,229,000	AHP Health Partners, Inc., 144a, 5.750%, 7/15/29	1,118,391
699,000	Gap, Inc. (The), 144a, 3.875%, 10/1/31	591,247
1,166,000	Primo Water Holdings, Inc. (Canada), 144a, 4.375%, 4/30/29	1,072,322
684,000	QVC, Inc., 4.375%, 9/1/28	548,189
252,000	QVC, Inc., 4.750%, 2/15/27	224,350
1,029,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	1,009,283
		4,563,782
	Materials — 4.3%
998,000	Celanese US Holdings LLC, 6.379%, 7/15/32	1,035,775
938,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	869,738
1,041,000	INEOS Finance PLC (Luxembourg), 144a, 6.750%, 5/15/28	1,028,032
443,000	Kaiser Aluminum Corp., 144a, 4.500%, 6/1/31	392,036
243,000	Kaiser Aluminum Corp., 144a, 4.625%, 3/1/28	228,041
976,000	Mineral Resources Ltd. (Australia), 144a, 8.000%, 11/1/27	997,285
		4,550,907
	Utilities — 3.2%
1,033,000	Edison International, Ser B, 5.000%(C)	978,666
1,283,000	South Jersey Industries, Inc., 5.020%, 4/15/31	1,014,416
1,253,000	Talen Energy Supply LLC, 144a, 8.625%, 6/1/30	1,339,900
		3,332,982
	Total Corporate Bonds	$99,483,729
	Asset-Backed Securities — 1.0%
1,000,000	OHA Credit Partners XII Ltd., Ser 2015-12A, Class DR, 144a, (TSFR3M + 3.162%), 8.477%, 7/23/30(B)	1,000,170
Shares
	Short-Term Investment Funds — 4.5%
3,191,723	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	3,191,723
1,531,015	Invesco Government & Agency Portfolio, Institutional Class, 5.24%∞Ω**	1,531,015
	Total Short-Term Investment Funds	$4,722,738
	Total Investment Securities—100.3% (Cost $108,211,393)	$105,206,637
	Liabilities in Excess of Other Assets — (0.3%)	(295,691)
	Net Assets — 100.0%	$104,910,946
(A)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(B)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2024.
(C)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2024 was $1,466,558.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.

Touchstone High Yield Fund (Unaudited) (Continued)
Portfolio Abbreviations:
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities were valued at $77,340,432 or 73.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$99,483,729	$—	$99,483,729
Asset-Backed Securities	—	1,000,170	—	1,000,170
Short-Term Investment Funds	4,722,738	—	—	4,722,738
Total	$4,722,738	$100,483,899	$—	$105,206,637
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Impact Bond Fund – March 31, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 29.5%
	Financials — 9.9%
$ 4,000,000	Bank of America Corp., 6.204%, 11/10/28	$ 4,139,987
2,000,000	Fifth Third Bancorp, 5.631%, 1/29/32	2,003,731
1,000,000	Fifth Third Bancorp, 6.339%, 7/27/29	1,031,251
1,144,069	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,078,607
710,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	723,551
2,599,000	Globe Life, Inc., 4.550%, 9/15/28	2,547,153
5,000,000	JPMorgan Chase & Co., 2.580%, 4/22/32	4,224,314
2,400,000	KeyBank NA, 4.150%, 8/8/25	2,333,226
1,500,000	KeyCorp, 2.550%, 10/1/29	1,268,675
1,500,000	Metropolitan Life Global Funding I, 144a, 3.050%, 6/17/29	1,361,700
2,000,000	Metropolitan Life Global Funding I, 144a, 4.300%, 8/25/29	1,927,614
1,000,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 1/15/33	1,039,539
1,500,000	Nationwide Mutual Insurance Co., 144a, 4.350%, 4/30/50	1,189,849
1,819,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	2,361,172
2,350,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.625%, 9/30/59	1,656,612
3,605,000	Pacific Life Global Funding II, 144a, 1.375%, 4/14/26	3,338,217
3,500,000	PNC Bank NA, 2.700%, 10/22/29	3,039,399
1,500,000	Progressive Corp. (The), 4.200%, 3/15/48	1,301,861
1,274,000	Protective Life Corp., 8.450%, 10/15/39	1,569,892
3,500,000	Protective Life Global Funding, 144a, 1.170%, 7/15/25	3,318,066
1,075,000	Reliance Standard Life Global Funding II, 144a, 5.243%, 2/2/26	1,063,938
2,610,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,403,279
1,700,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	1,587,187
1,500,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	1,464,039
2,802,000	Teachers Insurance & Annuity Association of America, 144a, 4.900%, 9/15/44	2,568,289
1,100,000	Unum Group, 7.190%, 2/1/28	1,143,531
2,000,000	Unum Group, 7.250%, 3/15/28	2,117,629
1,405,000	US Bancorp, 5.727%, 10/21/26	1,412,768
506,000	USB Capital IX, (TSFR3M + 1.282%), 6.596%(A)(B)	411,818
		55,626,894
	Utilities — 7.8%
3,600,000	American Water Capital Corp., 2.950%, 9/1/27	3,370,476
2,818,788	Atmos Energy Kansas Securitization I LLC, 5.155%, 3/1/33	2,818,673
3,250,000	Avista Corp., 4.350%, 6/1/48	2,692,133
1,500,000	Brazos Securitization LLC, 144a, 5.243%, 9/1/40	1,519,222
1,623,000	California Water Service Co., 5.500%, 12/1/40	1,558,757
3,270,000	Cleco Securitization I LLC, Ser A-2, 4.646%, 9/1/42	3,094,047
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,131,166
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	1,933,041
1,900,000	Duke Energy Florida Project Finance LLC, Ser 2032, 2.858%, 3/1/33	1,640,278
2,328,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,520,065
1,500,000	Empire District Bondco LLC, Ser A-1, 4.943%, 1/1/33	1,494,688
2,532,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,498,585
3,000,000	Essential Utilities, Inc., 4.276%, 5/1/49	2,450,055
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,512,622
3,828,000	Idaho Power Co., MTN, 5.500%, 3/15/53	3,800,578
3,415,000	Kentucky Utilities Co., 5.125%, 11/1/40	3,271,215
947,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 7.631%, 10/1/66(B)	900,669
Principal Amount		Market Value

	Utilities — 7.8% (Continued)
$ 2,080,000	PG&E Wildfire Recovery Funding LLC, Ser A-5, 5.099%, 6/1/52	$ 2,060,914
1,110,000	Sierra Pacific Power Co., 2.600%, 5/1/26	1,054,929
1,740,442	Southaven Combined Cycle Generation LLC, 3.846%, 8/15/33	1,637,324
		43,959,437
	Industrials — 3.9%
659,879	BNSF Railway Co. Pass-Through Trust, 144a, 3.442%, 6/16/28	627,287
2,355,000	Burlington Northern Santa Fe LLC, 6.700%, 8/1/28	2,521,184
1,625,000	Canadian Pacific Railway Co. (Canada), 3.125%, 6/1/26	1,551,360
1,500,000	CSX Corp., 6.150%, 5/1/37	1,638,805
2,000,000	FedEx Corp., 4.250%, 5/15/30	1,935,799
1,979,280	FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 2/20/34	1,633,519
1,075,000	GATX Corp., 1.900%, 6/1/31	854,298
2,823,000	GATX Corp., 3.250%, 3/30/25	2,754,571
2,750,000	Republic Services, Inc., 2.300%, 3/1/30	2,379,567
526,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	536,156
2,194,000	Tote Shipholdings LLC, 3.400%, 10/16/40	1,915,216
334,057	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	338,020
1,152,282	Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.227%, 5/14/26	1,108,328
2,225,000	Waste Management, Inc., 3.900%, 3/1/35	1,984,316
		21,778,426
	Consumer Discretionary — 2.3%
3,361,183	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	3,062,004
508,830	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	502,576
5,000,000	Delta Air Lines 2019-1 Class AA Pass Through Trust, 3.204%, 4/25/24	4,996,167
1,785,000	PulteGroup, Inc., 7.875%, 6/15/32	2,072,005
2,570,000	Smithsonian Institution, 2.645%, 9/1/39	1,806,534
553,032	United Airlines, Inc. Pass-Through Trust, 2.875%, 10/7/28	501,153
		12,940,439
	Health Care — 2.2%
3,500,000	Banner Health, 2.480%, 1/1/32	2,856,427
1,095,375	CVS Pass Through Trust Series 2013, 144a, 4.704%, 1/10/36	1,002,487
1,789,576	CVS Pass-Through Trust, 6.036%, 12/10/28	1,807,641
3,405,000	HCA, Inc., 5.250%, 4/15/25	3,391,412
3,955,000	Piedmont Healthcare, Inc., 2.044%, 1/1/32	3,205,489
		12,263,456
	Real Estate — 1.2%
2,500,000	American Tower Corp. REIT, 3.125%, 1/15/27	2,364,349
3,000,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	2,876,925
2,050,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	1,855,539
		7,096,813
	Communication Services — 1.0%
1,500,000	AT&T, Inc., 4.850%, 7/15/45	1,356,869
1,000,000	AT&T, Inc., 6.250%, 3/29/41	1,044,531
1,025,000	Crown Castle Towers LLC, 144a, 4.241%, 7/15/28	977,357
1,200,000	Verizon Communications, Inc., 2.100%, 3/22/28	1,080,386
1,185,000	Verizon Communications, Inc., 4.862%, 8/21/46	1,114,975
		5,574,118

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 29.5% (Continued)
	Consumer Staples — 0.9%
$ 1,000,000	Kroger Co. (The), 4.500%, 1/15/29	$ 986,282
1,265,000	Kroger Co. (The), Ser B, 7.700%, 6/1/29	1,415,099
1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,557,218
1,300,000	United Rentals North America, Inc., 144a, 6.000%, 12/15/29	1,308,757
		5,267,356
	Energy — 0.3%
1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	1,558,782
	Total Corporate Bonds	$166,065,721
	U.S. Government Agency Obligations — 19.9%
1,871,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,813,128
182,170	Export-Import Bank of the United States, 1.581%, 11/16/24	179,573
1,001,474	Reliance Industries Ltd. (India), 1.870%, 1/15/26	962,060
746,837	SBA Small Business Investment Cos, Ser 2017-10A, Class 1, 2.845%, 3/10/27	713,044
1,169,376	SBA Small Business Investment Cos, Ser 2017-10B, Class 1, 2.518%, 9/10/27	1,103,188
3,566	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	3,565
13,689	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	13,609
15,355	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	15,194
108,359	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	107,362
50,351	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	49,837
86,837	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	85,938
78,110	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	77,237
137,736	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	135,411
274,018	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	272,890
268,716	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	265,497
104,104	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	102,245
126,771	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	128,454
282,950	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	277,633
146,608	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	143,516
320,050	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	313,591
143,277	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	141,261
346,754	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	335,117
560,313	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	544,883
1,144,723	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,087,190
Principal Amount		Market Value
	U.S. Government Agency Obligations — 19.9% (Continued)
$ 2,888,985	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	$ 2,615,569
2,248,864	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	2,031,138
1,206,626	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	1,128,033
1,570,320	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	1,444,536
2,308,539	Small Business Administration Participation Certificates, Ser 2014-20I, Class 1, 2.920%, 9/1/34	2,125,523
2,725,213	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	2,507,095
1,419,340	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	1,295,518
1,718,987	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	1,572,028
2,300,666	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	2,023,590
2,697,433	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	2,395,530
3,108,164	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	2,828,782
3,044,629	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	2,758,301
3,402,372	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	3,075,773
1,676,127	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	1,518,451
3,631,370	Small Business Administration Participation Certificates, Ser 2018-20A, Class 1, 2.920%, 1/1/38	3,292,839
3,701,457	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	3,408,018
3,048,855	Small Business Administration Participation Certificates, Ser 2018-20K, Class 1, 3.870%, 11/1/38	2,854,302
1,584,251	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	1,474,915
1,826,482	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	1,648,113
2,260,185	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	2,012,573
3,343,324	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	2,587,857
3,166,823	Small Business Administration Participation Certificates, Ser 2022-25C, Class 1, 2.750%, 3/1/47	2,715,300
2,299,685	Small Business Administration Participation Certificates, Ser 2022-25D, Class 1, 3.500%, 4/1/47	2,085,874
3,095,138	Small Business Administration Participation Certificates, Ser 2022-25G, Class 1, 3.930%, 7/1/47	2,887,963
3,808,263	Small Business Administration Participation Certificates, Ser 2022-25H, Class 1, 3.800%, 8/1/47	3,515,003
9,209,578	Small Business Administration Participation Certificates, Ser 2022-25I, Class 1, 4.260%, 9/1/47	8,759,936
4,793,244	Small Business Administration Participation Certificates, Ser 2023-10A, Class 1, 5.168%, 3/10/33	4,806,893
2,456,316	Small Business Administration Participation Certificates, Ser 2023-20E, Class 1, 4.600%, 5/1/43	2,397,747
1,939,301	Small Business Administration Participation Certificates, Ser 2023-25C, Class 1, 4.930%, 3/1/48	1,922,148

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 19.9% (Continued)
$ 5,897,108	Small Business Administration Participation Certificates, Ser 2023-25F, Class 1, 4.930%, 6/1/48	$ 5,852,376
6,000,000	Small Business Administration Participation Certificates, Ser 2024-25A, Class 1, 5.050%, 1/1/49	5,996,412
5,500,000	Small Business Administration Participation Certificates, Ser 2024-25B, Class 1, 5.070%, 2/1/49	5,523,384
2,198,222	United States International Development Finance Corp., 1.870%, 11/20/37	1,795,483
5,125,483	United States of America Executive Branch, Ser 2021-25L, Class 1, 1.850%, 12/1/46	4,207,649
1,793,994	United States Small Business Administration, Ser 2019-20A, Class 1, 3.370%, 1/1/39	1,646,868
2,764,000	Vessel Management Services, Inc., 5.125%, 4/16/35	2,753,732
	Total U.S. Government Agency Obligations	$112,336,675
	U.S. Government Mortgage-Backed Obligations — 15.9%
1,109,834	FHLMC, Pool #SD8186, 3.500%, 11/1/51	998,698
5,701,898	FHLMC, Pool #SD8257, 4.500%, 10/1/52	5,434,607
357,873	FHLMC, Pool #W30008, 7.645%, 5/1/25	359,184
3,358,000	FHLMC, Pool #WN2314, 4.650%, 1/1/33	3,226,420
5,577,774	FHLMC REMIC, Pool #RA8086, 5.000%, 10/1/52	5,472,940
2,790,012	FHLMC REMIC, Pool #SD8256, 4.000%, 10/1/52	2,586,357
523,744	FNMA, Pool #888829, 5.888%, 6/1/37(B)(C)	521,706
424,475	FNMA, Pool #AH8854, 4.500%, 4/1/41	416,662
4,000,000	FNMA, Pool #AM9682, 3.810%, 8/1/45	3,428,460
2,802,817	FNMA, Pool #AN0897, 3.440%, 2/1/32	2,594,380
1,474,948	FNMA, Pool #AN6828, 3.060%, 9/1/32	1,376,969
3,000,000	FNMA, Pool #AN8089, 3.330%, 1/1/38	2,551,787
1,313,080	FNMA, Pool #AS8650, 3.000%, 1/1/47	1,155,845
147,012	FNMA, Pool #AT0924, 2.000%, 3/1/28	137,910
466,112	FNMA, Pool #BC0153, 4.000%, 1/1/46	441,919
3,860,363	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,651,525
3,430,729	FNMA, Pool #BS5630, 3.790%, 11/1/32	3,210,769
2,997,195	FNMA, Pool #BZ0544, 5.380%, 12/1/31	3,074,719
3,089,071	FNMA, Pool #CB0455, 2.500%, 5/1/51	2,568,545
1,418,262	FNMA, Pool #FM3442, 3.000%, 6/1/50	1,235,164
7,330,324	FNMA, Pool #FS1887, 3.000%, 5/1/47	6,378,608
3,725,919	FNMA, Pool #MA4269, 2.500%, 2/1/41	3,251,947
1,311,629	FNMA, Pool #MA4416, 3.500%, 9/1/51	1,179,219
5,380,096	FNMA, Pool #MA4654, 3.500%, 7/1/52	4,823,257
4,759,514	FNMA, Pool #MA4709, 5.000%, 7/1/52	4,651,737
5,840,060	FNMA, Pool #MA4783, 4.000%, 10/1/52	5,421,606
5,922,174	FNMA, Pool #MA4784, 4.500%, 10/1/52	5,644,557
5,101,678	FNMA, Pool #MA5073, 6.000%, 7/1/53	5,152,099
2,531,519	FNMA, Pool #MA5106, 5.000%, 8/1/53	2,471,842
6,012,906	GNMA, Pool #MA9171, 5.500%, 9/20/53	6,012,791
	Total U.S. Government Mortgage-Backed Obligations	$89,432,229
	Agency Collateralized Mortgage Obligations — 8.9%
2,287,982	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.155%, 11/25/27(B)(C)	2,174,071
3,325,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1511, Class A3, 3.542%, 3/25/34	3,017,201
2,732,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG1, Class A2, 1.503%, 9/25/30	2,273,338
1,650,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Class A2, 2.091%, 11/25/31(B)(C)	1,382,816
950,825	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	927,410
3,060,000	FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1513, Class A3, 2.797%, 8/25/34	2,571,773
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 8.9% (Continued)
$ 1,291,908	FREMF Mortgage Trust, Ser 2014-K38, Class B, 144a, 4.148%, 6/25/47(B)(C)	$ 1,286,509
2,615,000	FREMF Mortgage Trust, Ser 2014-K40, Class B, 144a, 4.052%, 11/25/47(B)(C)	2,584,116
2,000,000	FREMF Mortgage Trust, Ser 2014-K41, Class B, 144a, 3.834%, 11/25/47(B)(C)	1,971,084
2,600,000	FREMF Mortgage Trust, Ser 2015-K49, Class B, 144a, 3.721%, 10/25/48(B)(C)	2,530,484
2,450,000	FREMF Mortgage Trust, Ser 2017-K61, Class B, 144a, 3.695%, 12/25/49(B)(C)	2,338,768
750,000	FREMF Mortgage Trust, Ser 2018-K74, Class B, 144a, 4.094%, 2/25/51(B)(C)	714,943
683,068	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (SOFR30A + 0.814%), 6.134%, 11/25/35(B)	674,177
93,107	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, (SOFR30A + 0.814%), 6.134%, 5/25/36(B)	92,682
401,460	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(B)(C)	386,168
1,456,220	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(B)(C)	1,373,563
2,367,162	FRESB Mortgage Trust, Ser 2018-SB54, Class A10F, 3.520%, 5/25/28(B)(C)	2,234,508
2,648,382	FRESB Mortgage Trust, Ser 2018-SB55, Class A10F, 3.752%, 9/25/28(B)(C)	2,494,321
899,464	GNMA, Pool #785631, 4.619%, 5/20/67(B)(C)	884,100
422,316	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(B)(C)	412,351
818,673	GNMA, Ser 2013-121, Class AB, 2.952%, 8/16/44(B)(C)	755,872
153,805	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	147,239
18,215	GNMA, Ser 2013-59, Class A, 1.750%, 7/16/45	16,800
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(B)(C)	2,045,833
381,405	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	355,633
1,319,428	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(B)(C)	1,190,466
827,523	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	707,725
875,887	GNMA, Ser 2017-H11, Class FV, (TSFR1M + 0.614%), 5.944%, 5/20/67(B)	874,582
848,768	GNMA, Ser 2019-H15, Class GA, 2.250%, 8/20/69	810,356
3,787,853	GNMA, Ser 2020-113, Class AF, 2.000%, 10/1/62	2,640,931
4,812,854	GNMA, Ser 2020-118, Class AB, 2.250%, 4/16/62	3,872,261
2,200,223	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	1,550,887
3,644,099	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	2,721,687
	Total Agency Collateralized Mortgage Obligations	$50,014,655
	Municipal Bonds — 7.9%
	California — 3.7%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	900,456
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	1,666,823
875,000	California Health Facilities Financing Authority, 4.140%, 6/1/34	828,566
1,550,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,122,281
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,713,100
2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,512,905
2,270,000	Los Angeles Department of Water & Power Water System Revenue, Revenue, Build America Bonds, 6.008%, 7/1/39	2,394,119
3,500,000	Los Angeles Unified School District, Build America Bonds Ser RY, UTGO, 6.758%, 7/1/34	3,861,862

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Municipal Bonds — 7.9% (Continued)
	California — (Continued)
$ 2,675,000	State of California, Build America Bonds, UTGO, 7.300%, 10/1/39	$ 3,146,427
2,540,000	Tuolumne Wind Project Auth., Build America Bonds, Revenue, 6.918%, 1/1/34	2,801,641
		20,948,180
	Texas — 1.0%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	1,899,406
2,640,000	Texas State Transportation Commission Highway Authority, Build America Bonds, 5.178%, 4/1/30	2,635,830
1,281,000	Travis County Housing Finance Corp, Revenue, 2.550%, 7/1/42	853,950
		5,389,186
	Oklahoma — 0.5%
3,000,000	Oklahoma Development Finance Auth., Revenue, 5.087%, 2/1/52	2,984,240
	Indiana — 0.5%
2,750,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, 6.116%, 1/15/40	2,895,921
	Virginia — 0.5%
982,141	Virginia Housing Development Authority, 2.950%, 10/25/49	860,301
2,472,508	Virginia Housing Development Authority, 2.125%, 7/25/51	1,894,117
		2,754,418
	Minnesota — 0.4%
3,311,564	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	2,477,076
	New York — 0.4%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,084,706
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,363,375
		2,448,081
	Washington — 0.3%
1,600,000	State of Washington, Build America Bonds, UTGO, 5.481%, 8/1/39	1,642,935
	Nevada — 0.3%
1,748,011	Nevada Housing Division, Revenue, 1.900%, 11/1/44	1,579,689
	Ohio — 0.2%
1,433,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	1,212,031
	Louisiana — 0.1%
535,744	Louisiana Housing Corp., 2.875%, 11/1/38	479,227
	Total Municipal Bonds	$44,810,984
	Asset-Backed Securities — 6.8%
1,858,505	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,743,709
932,854	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	855,413
2,840,105	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	2,589,164
2,301,457	CF Hippolyta Issuer LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	2,081,604
488,358	Helios Issuer LLC, Ser 2023-GRID1, Class 1A, 144a, 5.750%, 12/20/50	495,886
2,494,197	JG Wentworth XLII LLC, Ser 2018-2A, Class A, 144a, 3.960%, 10/15/75	2,280,057
Principal Amount		Market Value
	Asset-Backed Securities — 6.8% (Continued)
$ 1,478,812	JGWPT XXVII LLC, Ser 2012-3A, Class A, 144a, 3.220%, 9/15/65	$ 1,329,041
1,339,192	JGWPT XXXI LLC, Ser 2014-1A, Class A, 144a, 3.960%, 3/15/63	1,237,324
1,083,908	JGWPT XXXIV LLC, Ser 2015-1A, Class A, 144a, 3.260%, 9/15/72	945,162
4,445,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Ser 2022-ELL, Class A2, 4.145%, 2/1/33	4,311,328
882,072	Oklahoma Development Finance Authority, Ser 2022-ONG, Class A1, 3.877%, 5/1/37	847,303
3,974,271	Small Business Administration Participation Certificates, Ser 2021-10B, Class 1, 1.304%, 9/10/31	3,331,652
4,795,423	Small Business Administration Participation Certificates, Ser 2021-25I, Class 1, 1.560%, 9/1/46	3,837,240
2,441,354	Small Business Administration Participation Certificates, Ser 2023-10B, Class 1, 5.688%, 9/10/33	2,500,442
3,563,462	Small Business Administration Participation Certificates, Ser 2023-25G, Class 1, 5.180%, 7/1/48	3,585,455
2,963,672	Small Business Administration Participation Certificates, Ser 2023-25H, Class 1, 5.150%, 8/1/48	2,973,677
809,473	Tesla Auto Lease Trust, Ser 2021-B, Class A3, 144a, 0.600%, 9/22/25	808,284
290,000	Tesla Auto Lease Trust, Ser 2021-B, Class A4, 144a, 0.630%, 9/22/25	289,004
2,158,869	Tesla Auto Lease Trust, Ser 2023-A, Class A2, 144a, 5.860%, 8/20/25	2,161,724
	Total Asset-Backed Securities	$38,203,469
	U.S. Treasury Obligations — 6.3%
9,300,000	U.S. Treasury Bond, 1.875%, 2/15/51	5,614,149
16,639,900	U.S. Treasury Bond, 2.875%, 5/15/52	12,615,124
21,540,000	U.S. Treasury Strip, Principal, 5/15/43(D)	9,222,509
19,894,000	U.S. Treasury Strip, Principal, 5/15/45(D)	7,791,620
	Total U.S. Treasury Obligations	$35,243,402
	Commercial Mortgage-Backed Securities — 3.6%
18,069	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	16,427
2,979,161	Citigroup Commercial Mortgage Trust, Ser 2020-555, Class A, 144a, 2.647%, 12/10/41	2,536,916
2,300,000	COMM Mortgage Trust, Ser 2020-SBX, Class A, 144a, 1.670%, 1/10/38	2,064,911
2,440,000	DOLP Trust, Ser 2021-NYC, Class A, 144a, 2.956%, 5/10/41	2,048,896
2,000,000	FREMF Mortgage Trust, Ser 2015-K45, Class B, 144a, 3.601%, 4/25/48(B)(C)	1,958,398
500,000	FREMF Mortgage Trust, Ser 2015-K48, Class B, 144a, 3.646%, 8/25/48(B)(C)	487,090
2,500,000	FREMF Mortgage Trust, Ser 2015-K50, Class B, 144a, 3.779%, 10/25/48(B)(C)	2,433,157
245,000	FREMF Mortgage Trust, Ser 2015-K51, Class B, 144a, 3.951%, 10/25/48(B)(C)	238,798
1,225,000	FREMF Mortgage Trust, Ser 2016-K52, Class B, 144a, 3.934%, 1/25/49(B)(C)	1,190,046
1,450,000	FREMF Mortgage Trust, Ser 2017-K65, Class B, 144a, 4.079%, 7/25/50(B)(C)	1,391,795
2,503,916	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	2,007,482

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 3.6% (Continued)
$ 2,550,000	MKT Mortgage Trust, Ser 2020-525M, Class A, 144a, 2.694%, 2/12/40	$ 2,089,529
2,185,000	SLG Office Trust, Ser 2021-OVA, Class A, 144a, 2.585%, 7/15/41	1,807,540
	Total Commercial Mortgage-Backed Securities	$20,270,985
	Non-Agency Collateralized Mortgage Obligations — 0.1%
414,541	Virginia Housing Development Authority, Ser 2013-B, Class A, 2.750%, 4/25/42	349,560
Shares
	Short-Term Investment Fund — 1.4%
8,204,492	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	8,204,492
	Total Investment Securities—100.3% (Cost $616,887,462)	$564,932,172
	Liabilities in Excess of Other Assets — (0.3%)	(1,781,846)
	Net Assets — 100.0%	$563,150,326
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2024.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities were valued at $81,829,603 or 14.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$166,065,721	$—	$166,065,721
U.S. Government Agency Obligations	—	112,336,675	—	112,336,675
U.S. Government Mortgage-Backed Obligations	—	89,432,229	—	89,432,229
Agency Collateralized Mortgage Obligations	—	50,014,655	—	50,014,655
Municipal Bonds	—	44,810,984	—	44,810,984
Asset-Backed Securities	—	38,203,469	—	38,203,469
U.S. Treasury Obligations	—	35,243,402	—	35,243,402
Commercial Mortgage-Backed Securities	—	20,270,985	—	20,270,985
Non-Agency Collateralized Mortgage Obligations	—	349,560	—	349,560
Short-Term Investment Fund	8,204,492	—	—	8,204,492
Total	$8,204,492	$556,727,680	$—	$564,932,172
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Fund – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 97.9%
	Industrials — 26.0%
2,424,247	AerCap Holdings N.V. (Ireland)*	$ 210,691,307
2,325,850	Allison Transmission Holdings, Inc.	188,765,986
1,815,482	Armstrong World Industries, Inc.	225,519,174
3,842,896	Copart, Inc. *	222,580,536
350,878	Lennox International, Inc.	171,495,131
764,470	Old Dominion Freight Line, Inc.	167,655,916
2,042,012	Otis Worldwide Corp.	202,710,531
692,565	UniFirst Corp.	120,111,548
		1,509,530,129
	Information Technology — 14.0%
1,446,763	Amphenol Corp. - Class A	166,884,112
2,211,233	Entegris, Inc.	310,766,686
1,015,870	Keysight Technologies, Inc.*	158,861,751
1,641,395	Skyworks Solutions, Inc.	177,795,906
		814,308,455
	Consumer Staples — 11.6%
1,205,095	BellRing Brands, Inc.*	71,136,758
1,325,118	Brown-Forman Corp. - Class B	68,402,591
1,216,989	Dollar Tree, Inc.*	162,042,085
1,819,267	Lamb Weston Holdings, Inc.	193,806,514
1,696,000	Post Holdings, Inc.*	180,250,880
		675,638,828
	Materials — 11.6%
1,008,301	AptarGroup, Inc.	145,084,431
1,717,085	Ball Corp.	115,662,845
297,895	NewMarket Corp.	189,050,125
816,913	Vulcan Materials Co.	222,951,896
		672,749,297
	Financials — 10.9%
994,785	Cincinnati Financial Corp.	123,522,453
2,660,508	Fidelity National Information Services, Inc.	197,356,483
1,080,747	M&T Bank Corp.	157,183,844
2,774,584	Moelis & Co. - Class A	157,513,134
		635,575,914
	Consumer Discretionary — 9.8%
1,447,844	CarMax, Inc.*	126,121,691
1,162,384	Churchill Downs, Inc.	143,845,020
1,867,384	Hasbro, Inc.	105,544,544
488,742	Pool Corp.	197,207,397
		572,718,652
Shares		Market Value

	Health Care — 8.5%
1,697,622	Bruker Corp.	$ 159,474,611
820,157	STERIS PLC	184,387,697
429,271	Waters Corp.*	147,767,956
		491,630,264
	Real Estate — 5.5%
1,610,037	CBRE Group, Inc. - Class A*	156,559,998
1,553,270	Crown Castle, Inc. REIT	164,382,564
		320,942,562
	Total Common Stocks	$5,693,094,101
	Short-Term Investment Fund — 2.2%
128,990,439	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	128,990,439
	Total Investment Securities—100.1% (Cost $4,094,123,447)	$5,822,084,540
	Liabilities in Excess of Other Assets — (0.1%)	(4,527,544)
	Net Assets — 100.0%	$5,817,556,996
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,693,094,101	$—	$—	$5,693,094,101
Short-Term Investment Fund	128,990,439	—	—	128,990,439
Total	$5,822,084,540	$—	$—	$5,822,084,540
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Value Fund – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.5%
	Industrials — 20.3%
190,024	AerCap Holdings N.V. (Ireland)*	$ 16,514,986
104,971	Clean Harbors, Inc. *	21,131,712
63,599	Dover Corp.	11,269,107
246,992	Genpact Ltd.	8,138,386
156,617	Hexcel Corp.	11,409,549
36,689	L3Harris Technologies, Inc.	7,818,426
135,680	Leidos Holdings, Inc.	17,786,291
20,908	Parker-Hannifin Corp.	11,620,457
126,574	Regal Rexnord Corp.	22,795,977
42,401	Snap-on, Inc.	12,560,024
92,295	WESCO International, Inc.	15,808,288
83,832	Westinghouse Air Brake Technologies Corp.	12,212,646
		169,065,849
	Financials — 18.2%
189,827	American International Group, Inc.	14,838,777
38,788	Ameriprise Financial, Inc.	17,006,211
885,634	Chimera Investment Corp. REIT	4,082,773
97,528	Discover Financial Services	12,784,945
809,883	First Horizon Corp.	12,472,198
121,187	Global Payments, Inc.	16,197,854
94,194	Pinnacle Financial Partners, Inc.	8,089,381
42,783	Progressive Corp. (The)	8,848,380
74,842	Reinsurance Group of America, Inc.	14,435,525
125,718	The Allstate Corp.	21,750,471
159,819	Webster Financial Corp.	8,114,011
46,234	Willis Towers Watson PLC	12,714,350
		151,334,876
	Health Care — 10.2%
77,821	Cencora, Inc.	18,909,725
199,429	Encompass Health Corp.	16,468,847
233,568	Envista Holdings Corp.*	4,993,684
135,980	Hologic, Inc.*	10,601,001
23,713	Humana, Inc.	8,221,771
62,995	Laboratory Corp. of America Holdings	13,761,887
90,011	Zimmer Biomet Holdings, Inc.	11,879,652
		84,836,567
	Consumer Staples — 10.1%
26,156	Casey's General Stores, Inc.	8,329,378
39,751	Constellation Brands, Inc. - Class A	10,802,732
256,349	Darling Ingredients, Inc.*	11,922,792
67,421	Dollar Tree, Inc.*	8,977,106
95,536	Ingredion, Inc.	11,163,382
92,031	Lamb Weston Holdings, Inc.	9,804,062
247,240	TreeHouse Foods, Inc.*	9,629,998
231,500	Tyson Foods, Inc. - Class A	13,595,995
		84,225,445
	Consumer Discretionary — 8.8%
44,059	Advance Auto Parts, Inc.	3,748,980
162,305	BorgWarner, Inc.	5,638,476
70,554	Carter's, Inc.	5,974,513
115,864	Columbia Sportswear Co.	9,405,839
281,618	Gentex Corp.	10,172,042
165,607	Hasbro, Inc.	9,360,108
317,353	LKQ Corp.	16,949,824
262,806	Valvoline, Inc.*	11,713,263
		72,963,045
	Utilities — 8.1%
465,413	CenterPoint Energy, Inc.	13,259,616
109,585	DTE Energy Co.	12,288,862
Shares		Market Value

	Utilities — 8.1% (Continued)
105,892	Entergy Corp.	$ 11,190,667
139,997	Evergy, Inc.	7,473,040
424,783	NiSource, Inc.	11,749,498
133,717	WEC Energy Group, Inc.	10,980,840
		66,942,523
	Information Technology — 7.7%
120,048	Akamai Technologies, Inc.*	13,056,420
56,046	F5 Networks, Inc.*	10,625,761
82,669	Keysight Technologies, Inc.*	12,927,778
70,554	PTC, Inc.*	13,330,473
125,938	Qorvo, Inc.*	14,461,461
		64,401,893
	Energy — 6.4%
351,524	ChampionX Corp.	12,616,196
396,095	Coterra Energy, Inc.	11,043,128
58,340	Diamondback Energy, Inc.	11,561,238
681,971	Permian Resources Corp.	12,043,608
36,978	Valero Energy Corp.	6,311,775
		53,575,945
	Materials — 5.7%
1,066,796	Arcadium Lithium PLC (Jersey)*	4,597,891
316,920	Axalta Coating Systems Ltd. *	10,898,879
142,029	Berry Global Group, Inc.	8,589,914
157,598	FMC Corp.	10,038,993
108,176	International Flavors & Fragrances, Inc.	9,302,054
50,238	Scotts Miracle-Gro Co. (The)	3,747,252
		47,174,983
	Real Estate — 3.0%
88,406	Alexandria Real Estate Equities, Inc. REIT	11,396,418
33,741	Essex Property Trust, Inc. REIT	8,260,134
269,905	Host Hotels & Resorts, Inc. REIT	5,581,635
		25,238,187
	Total Common Stocks	$819,759,313
	Short-Term Investment Fund — 2.5%
20,710,994	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	20,710,994
	Total Investment Securities—101.0% (Cost $635,184,734)	$840,470,307
	Liabilities in Excess of Other Assets — (1.0%)	(8,399,423)
	Net Assets — 100.0%	$832,070,884
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Mid Cap Value Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$819,759,313	$—	$—	$819,759,313
Short-Term Investment Fund	20,710,994	—	—	20,710,994
Total	$840,470,307	$—	$—	$840,470,307
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital International Growth Equity Fund – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 96.3%
	Japan — 13.5%
	Health Care — 1.2%
38,700	M3, Inc.	$ 556,945
	Industrials — 3.2%
33,100	Recruit Holdings Co. Ltd.	1,453,315
	Information Technology — 9.1%
4,500	Keyence Corp.	2,089,174
7,200	Lasertec Corp.	2,052,218
	Total Japan	6,151,652
	Netherlands — 13.2%
	Financials — 4.7%
1,264	Adyen NV, 144a*	2,135,069
	Industrials — 2.0%
5,254	IMCD NV	924,757
	Information Technology — 6.5%
3,067	ASML Holding NV	2,976,432
	Total Netherlands	6,036,258
	Switzerland — 9.9%
	Health Care — 2.7%
2,084	Lonza Group AG	1,245,396
	Industrials — 3.9%
3,403	VAT Group AG, 144a	1,757,969
	Materials — 3.3%
5,044	Sika AG	1,500,844
	Total Switzerland	4,504,209
	Brazil — 7.2%
	Consumer Discretionary — 4.7%
1,433	MercadoLibre, Inc.*	2,166,639
	Industrials — 2.5%
147,800	WEG SA	1,128,966
	Total Brazil	3,295,605
	Canada — 6.9%
	Information Technology — 6.9%
565	Constellation Software, Inc.	1,543,317
21,033	Shopify, Inc. - Class A*	1,623,117
	Total Canada	3,166,434
	India — 6.7%
	Consumer Discretionary — 2.4%
23,498	Titan Co. Ltd.	1,074,143
	Financials — 4.3%
11,558	Bajaj Finance Ltd.	1,009,231
54,907	HDFC Bank Ltd.	957,447
	Total India	3,040,821
	Sweden — 6.3%
	Industrials — 3.1%
61,838	AddTech AB - Class B	1,406,825
	Information Technology — 3.2%
125,232	Hexagon AB - Class B	1,480,359
	Total Sweden	2,887,184
	Italy — 6.1%
	Consumer Discretionary — 3.1%
3,260	Ferrari NV	1,421,164
Shares		Market Value

	Italy — (Continued)
	Health Care — 3.0%
43,111	Stevanato Group SpA	$ 1,383,863
	Total Italy	2,805,027
	Germany — 5.5%
	Communication Services — 3.9%
19,801	CTS Eventim AG & Co. KGaA	1,760,564
	Consumer Discretionary — 1.6%
25,694	Zalando SE, 144a*	734,727
	Total Germany	2,495,291
	United States — 5.2%
	Communication Services — 2.2%
15,362	Liberty Media Corp.-Liberty Formula One - Class C*	1,007,747
	Information Technology — 3.0%
7,112	Atlassian Corp. - Class A*	1,387,622
	Total United States	2,395,369
	Taiwan — 3.9%
	Information Technology — 3.9%
12,956	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,762,664
	United Kingdom — 2.7%
	Consumer Discretionary — 2.7%
6,200	Flutter Entertainment PLC*	1,224,438
	Singapore — 2.4%
	Communication Services — 2.4%
20,821	Sea Ltd. ADR*	1,118,296
	France — 2.4%
	Health Care — 2.4%
3,893	Sartorius Stedim Biotech	1,110,387
	Poland — 2.3%
	Consumer Staples — 2.3%
10,942	Dino Polska SA, 144a*	1,062,067
	Denmark — 2.1%
	Health Care — 2.1%
3,232	Genmab A/S*	969,046
	Total Common Stocks	$44,024,748
	Short-Term Investment Fund — 3.5%
1,612,312	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	1,612,312
	Total Investment Securities — 99.8% (Cost $38,817,443)	$45,637,060
	Other Assets in Excess of Liabilities — 0.2%	73,647
	Net Assets — 100.0%	$45,710,707
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.

Touchstone Sands Capital International Growth Equity Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities were valued at $5,689,832 or 12.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$6,151,652	$—	$6,151,652
Netherlands	2,976,432	3,059,826	—	6,036,258
Switzerland	—	4,504,209	—	4,504,209
Brazil	3,295,605	—	—	3,295,605
Canada	3,166,434	—	—	3,166,434
India	—	3,040,821	—	3,040,821
Sweden	—	2,887,184	—	2,887,184
Italy	2,805,027	—	—	2,805,027
Germany	—	2,495,291	—	2,495,291
United States	2,395,369	—	—	2,395,369
Taiwan	1,762,664	—	—	1,762,664
United Kingdom	1,224,438	—	—	1,224,438
Singapore	1,118,296	—	—	1,118,296
France	—	1,110,387	—	1,110,387
Poland	1,062,067	—	—	1,062,067
Denmark	—	969,046	—	969,046
Short-Term Investment Fund	1,612,312	—	—	1,612,312
Total	$21,418,644	$24,218,416	$—	$45,637,060
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 99.3%
	Information Technology — 46.8%
124,699	ASML Holding NV (Netherlands)	$ 121,016,638
383,614	Atlassian Corp. - Class A*	74,846,928
326,873	Cloudflare, Inc. - Class A*	31,651,113
779,203	Datadog, Inc. - Class A*	96,309,491
580,221	Entegris, Inc.	81,544,259
86,087	Lam Research Corp.	83,639,547
536,014	Microsoft Corp.	225,511,810
229,470	NVIDIA Corp.	207,339,913
799,304	Okta, Inc.*	83,623,184
213,616	ServiceNow, Inc.*	162,860,838
908,559	Shopify, Inc. (Canada) - Class A*	70,113,498
576,921	Snowflake, Inc. - Class A*	93,230,434
		1,331,687,653
	Consumer Discretionary — 14.3%
262,810	Airbnb, Inc. - Class A*	43,353,138
1,287,735	Amazon.com, Inc.*	232,281,639
559,363	DoorDash, Inc. - Class A*	77,035,472
420,616	Floor & Decor Holdings, Inc. - Class A*	54,520,246
		407,190,495
	Financials — 11.6%
1,145,941	Block, Inc.*	96,923,690
9,167,740	NU Holdings Ltd. (Brazil) - Class A*	109,371,138
442,725	Visa, Inc. - Class A	123,555,693
		329,850,521
	Communication Services — 11.2%
396,310	Meta Platforms, Inc. - Class A	192,440,210
117,197	Netflix, Inc.*	71,177,254
1,051,398	Sea Ltd. (Singapore) ADR*	56,470,586
		320,088,050
	Health Care — 10.6%
696,927	10X Genomics, Inc. - Class A*	26,155,670
108,856	Align Technology, Inc.*	35,696,060
971,589	DexCom, Inc.*	134,759,394
716,755	Edwards Lifesciences Corp.*	68,493,108
790,346	Ultragenyx Pharmaceutical, Inc.*	36,901,255
		302,005,487
Shares		Market Value

	Industrials — 2.7%
1,008,097	Uber Technologies, Inc.*	$ 77,613,388
	Real Estate — 2.1%
620,907	CoStar Group, Inc.*	59,979,616
	Total Common Stocks	$2,828,415,210
	Short-Term Investment Fund — 1.0%
28,255,098	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	28,255,098
	Total Investment Securities—100.3% (Cost $1,739,764,422)	$2,856,670,308
	Liabilities in Excess of Other Assets — (0.3%)	(9,337,292)
	Net Assets — 100.0%	$2,847,333,016
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,828,415,210	$—	$—	$2,828,415,210
Short-Term Investment Fund	28,255,098	—	—	28,255,098
Total	$2,856,670,308	$—	$—	$2,856,670,308
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Cap Fund – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 97.4%
	Industrials — 22.9%
85,359	Armstrong World Industries, Inc.	$ 10,603,295
72,775	Casella Waste Systems, Inc. - Class A*	7,195,264
66,877	Landstar System, Inc.	12,891,211
209,469	Marten Transport Ltd.	3,870,987
108,337	Masonite International Corp. *	14,240,899
73,986	Matson, Inc.	8,316,026
24,956	UniFirst Corp.	4,328,119
		61,445,801
	Consumer Discretionary — 17.2%
128,202	Acushnet Holdings Corp.	8,454,922
7,531	Graham Holdings Co. - Class B	5,781,398
82,650	Malibu Boats, Inc. - Class A*	3,577,092
18,155	Murphy USA, Inc.	7,610,576
322,552	Revolve Group, Inc.*	6,828,426
241,746	Tempur Sealy International, Inc.	13,736,007
		45,988,421
	Financials — 15.4%
220,843	Atlantic Union Bankshares Corp.	7,797,966
182,668	Cannae Holdings, Inc.*	4,062,536
45,975	Hanover Insurance Group, Inc. (The)	6,260,416
168,259	Moelis & Co. - Class A	9,552,064
7,627	White Mountains Insurance Group Ltd.	13,685,126
		41,358,108
	Information Technology — 14.5%
177,481	ACI Worldwide, Inc.*	5,894,144
169,278	CTS Corp.	7,920,518
69,106	ePlus, Inc.*	5,427,585
47,684	Qualys, Inc.*	7,957,029
259,440	Vontier Corp.	11,768,198
		38,967,474
	Health Care — 7.4%
463,357	Certara, Inc.*	8,284,823
116,809	Enovis Corp.*	7,294,722
50,701	Haemonetics Corp.*	4,327,331
		19,906,876
	Materials — 7.0%
109,413	Ingevity Corp.*	5,219,000
20,499	NewMarket Corp.	13,009,075
84,994	Tredegar Corp.	554,161
		18,782,236
	Real Estate — 5.7%
247,701	Alexander & Baldwin, Inc. REIT	4,079,636
Shares		Market Value

	Real Estate — 5.7% (Continued)
261,073	Essential Properties Realty Trust, Inc. REIT	$ 6,960,206
80,960	First Industrial Realty Trust, Inc. REIT	4,253,638
		15,293,480
	Consumer Staples — 4.9%
38,539	Lancaster Colony Corp.	8,001,853
59,269	PriceSmart, Inc.	4,978,596
		12,980,449
	Communication Services — 1.7%
10,836	Cable One, Inc.	4,585,037
	Energy — 0.7%
87,665	Dril-Quip, Inc. *	1,975,092
	Total Common Stocks	$261,282,974
	Short-Term Investment Fund — 2.5%
6,895,457	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	6,895,457
	Total Investment Securities—99.9% (Cost $216,087,509)	$268,178,431
	Other Assets in Excess of Liabilities — 0.1%	149,141
	Net Assets — 100.0%	$268,327,572
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$261,282,974	$—	$—	$261,282,974
Short-Term Investment Fund	6,895,457	—	—	6,895,457
Total	$268,178,431	$—	$—	$268,178,431
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Cap Value Fund – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.2%
	Industrials — 22.7%
34,329	AZEK Co., Inc. (The)*	$ 1,724,002
15,294	BWX Technologies, Inc.	1,569,470
6,445	CACI International, Inc. - Class A*	2,441,559
14,425	Clean Harbors, Inc. *	2,903,897
8,149	EMCOR Group, Inc.	2,853,780
37,878	Enerpac Tool Group Corp.	1,350,730
16,783	EnPro Industries, Inc.	2,832,467
59,239	Enviri Corp.*	542,037
45,965	ExlService Holdings, Inc.*	1,461,687
155,097	Gates Industrial Corp. PLC*	2,746,768
20,079	Hexcel Corp.	1,462,755
28,036	Huron Consulting Group, Inc.*	2,708,838
24,707	ITT, Inc.	3,360,893
31,473	Korn/Ferry International	2,069,665
14,329	Masonite International Corp. *	1,883,547
11,552	Regal Rexnord Corp.	2,080,515
16,654	Standex International Corp.	3,034,692
6,817	Valmont Industries, Inc.	1,556,185
		38,583,487
	Financials — 20.7%
221,938	Chimera Investment Corp. REIT	1,023,134
11,202	City Holding Co.	1,167,472
117,377	Columbia Banking System, Inc.	2,271,245
29,193	First American Financial Corp.	1,782,233
160,267	First Horizon Corp.	2,468,112
82,885	First Interstate BancSystem, Inc. - Class A	2,255,301
16,180	Hanover Insurance Group, Inc. (The)	2,203,231
33,036	Independent Bank Corp.	1,718,533
87,964	MGIC Investment Corp.	1,966,875
28,708	National Bank Holdings Corp. - Class A	1,035,498
38,674	NMI Holdings, Inc. - Class A*	1,250,717
140,724	Old National Bancorp	2,450,005
30,237	Pinnacle Financial Partners, Inc.	2,596,753
13,206	Primerica, Inc.	3,340,590
51,084	Univest Financial Corp.	1,063,569
239,212	Valley National Bancorp	1,904,127
21,507	Westamerica BanCorp	1,051,262
34,865	Wintrust Financial Corp.	3,639,557
		35,188,214
	Consumer Discretionary — 11.5%
44,126	American Eagle Outfitters, Inc.	1,138,010
7,822	Carter's, Inc.	662,367
29,047	Cheesecake Factory, Inc. (The)	1,050,049
17,636	Dorman Products, Inc.*	1,699,934
58,274	Gentex Corp.	2,104,857
59,628	Goodyear Tire & Rubber Co. (The)*	818,692
9,086	Murphy USA, Inc.	3,808,851
7,771	Oxford Industries, Inc.	873,460
39,391	Steven Madden Ltd.	1,665,452
84,657	Topgolf Callaway Brands Corp.*	1,368,904
40,807	Urban Outfitters, Inc.*	1,771,840
45,712	Valvoline, Inc.*	2,037,384
15,711	YETI Holdings, Inc.*	605,659
		19,605,459
	Health Care — 8.5%
13,674	Amedisys, Inc.*	1,260,196
40,689	Encompass Health Corp.	3,360,098
46,265	Envista Holdings Corp.*	989,146
29,560	Globus Medical, Inc. - Class A*	1,585,598
60,170	Integra LifeSciences Holdings Corp.*	2,133,026
Shares		Market Value

	Health Care — 8.5% (Continued)
51,152	Prestige Consumer Healthcare, Inc.*	$ 3,711,589
29,035	QuidelOrtho Corp.*	1,391,938
		14,431,591
	Information Technology — 6.7%
9,216	Belden, Inc.	853,494
248,925	Harmonic, Inc.*	3,345,552
47,517	Lumentum Holdings, Inc.*	2,249,930
10,762	Rogers Corp.*	1,277,342
11,270	Silicon Laboratories, Inc.*	1,619,724
215,566	Viavi Solutions, Inc.*	1,959,495
		11,305,537
	Materials — 6.3%
269,681	Arcadium Lithium PLC (Jersey)*	1,162,325
61,107	Axalta Coating Systems Ltd. *	2,101,470
21,755	Cabot Corp.	2,005,811
37,517	Ingevity Corp.*	1,789,561
8,849	Innospec, Inc.	1,140,990
82,822	O-I Glass, Inc.*	1,374,017
21,761	Silgan Holdings, Inc.	1,056,714
		10,630,888
	Energy — 6.1%
35,994	Cactus, Inc. - Class A	1,802,939
62,890	ChampionX Corp.	2,257,122
36,394	Civitas Resources, Inc.	2,762,669
197,276	Permian Resources Corp.	3,483,894
		10,306,624
	Real Estate — 6.1%
73,471	COPT Defense Properties REIT	1,775,794
84,256	Healthpeak Properties, Inc. REIT	1,579,800
42,162	National Storage Affiliates Trust REIT	1,651,064
240,205	Newmark Group, Inc. - Class A	2,663,873
68,200	STAG Industrial, Inc. REIT	2,621,608
		10,292,139
	Consumer Staples — 5.3%
52,309	Hain Celestial Group, Inc. (The)*	411,149
17,523	Ingredion, Inc.	2,047,562
6,546	Lancaster Colony Corp.	1,359,146
10,638	MGP Ingredients, Inc.	916,251
31,366	Performance Food Group Co.*	2,341,158
49,899	TreeHouse Foods, Inc.*	1,943,566
		9,018,832
	Utilities — 3.9%
21,439	Black Hills Corp.	1,170,569
17,258	IDACORP, Inc.	1,603,096
69,735	Portland General Electric Co.	2,928,870
15,587	Spire, Inc.	956,574
		6,659,109
	Communication Services — 0.4%
47,783	TEGNA, Inc.	713,878
	Total Common Stocks	$166,735,758

Touchstone Small Cap Value Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 13.8%
23,442,810	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	$ 23,442,810
	Total Investment Securities—112.0% (Cost $168,608,921)	$190,178,568
	Liabilities in Excess of Other Assets — (12.0%)	(20,428,172)
	Net Assets — 100.0%	$169,750,396
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$166,735,758	$—	$—	$166,735,758
Short-Term Investment Fund	23,442,810	—	—	23,442,810
Total	$190,178,568	$—	$—	$190,178,568
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – March 31, 2024 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 46.5%
$ 2,155,000	American Credit Acceptance Receivables Trust, Ser 2023-1, Class C, 144a, 5.590%, 4/12/29	$ 2,145,764
785,000	AmeriCredit Automobile Receivables Trust, Ser 2020-2, Class D, 2.130%, 3/18/26	766,590
5,200,000	AmeriCredit Automobile Receivables Trust, Ser 2021-2, Class C, 1.010%, 1/19/27	4,892,650
6,752,553	AmeriCredit Automobile Receivables Trust, Ser 2023-2, Class A2, 6.190%, 4/19/27	6,774,036
4,137,224	Anchorage Capital CLO Ltd. (Cayman Islands), Ser 2013-1A, Class A1R, 144a, (TSFR3M + 1.512%), 6.826%, 10/13/30(A)	4,137,683
2,793,872	Ares XL CLO Ltd. (Cayman Islands), Ser 2016-40A, Class A1RR, 144a, (TSFR3M + 1.132%), 6.446%, 1/15/29(A)	2,793,185
3,306,576	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Ser 2006-HE3, Class A5, (TSFR1M + 0.654%), 2.892%, 3/25/36(A)	3,175,982
5,865,007	AUF Funding LLC, Ser 2022-1A, Class A1LN, 144a, (TSFR3M + 2.500%), 7.818%, 1/20/31(A)	5,871,928
5,230,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Class A, 144a, 2.020%, 2/20/27	4,936,623
4,427,268	Barings Private Credit Corp. CLO Ltd. (Bermuda), Ser 2023-1A, Class A1, 144a, (TSFR3M + 2.400%), 7.714%, 7/15/31(A)	4,437,664
3,888,200	BDS Ltd. (Cayman Islands), Ser 2020-FL5, Class B, 144a, (TSFR1M + 1.914%), 7.241%, 2/16/37(A)	3,892,574
813,616	Benefit Street Partners CLO XV Ltd. (Cayman Islands), Ser 2018-15A, Class A1, 144a, (TSFR3M +1.412%), 6.710%, 7/18/31(A)	813,699
2,354,003	Black Diamond CLO Ltd. (Cayman Islands), Ser 2017-1A, Class A1AR, 144a, (TSFR3M + 1.312%), 6.630%, 4/24/29(A)	2,353,940
1,500,000	Credit Acceptance Auto Loan Trust, Ser 2022-3A, Class A, 144a, 6.570%, 10/15/32	1,509,147
5,000,000	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class A, 144a, 6.480%, 3/15/33	5,054,523
4,860,000	Credit Acceptance Auto Loan Trust, Ser 2023-2A, Class A, 144a, 5.920%, 5/16/33	4,878,989
5,803,535	DB Master Finance LLC, Ser 2019-1A, Class A2II, 144a, 4.021%, 5/20/49	5,617,889
4,050,000	Dell Equipment Finance Trust, Ser 2022-1, Class B, 144a, 2.720%, 8/23/27	4,003,966
7,900,000	Dell Equipment Finance Trust, Ser 2022-1, Class C, 144a, 2.940%, 8/23/27	7,808,781
1,000,000	Dell Equipment Finance Trust, Ser 2022-2, Class A3, 144a, 4.140%, 7/22/27	991,165
2,705,000	Dell Equipment Finance Trust, Ser 2022-2, Class B, 144a, 4.400%, 7/22/27	2,670,281
4,700,000	Dell Equipment Finance Trust, Ser 2022-2, Class C, 144a, 4.740%, 7/22/27	4,646,224
4,312,624	Dewolf Park CLO Ltd., Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.182%), 6.496%, 10/15/30(A)	4,313,797
4,637,500	Domino's Pizza Master Issuer LLC, Ser 2015-1A, Class A2II, 144a, 4.474%, 10/25/45	4,548,319
3,400,000	DT Auto Owner Trust, Ser 2020-2A, Class E, 144a, 7.170%, 6/15/27	3,415,667
7,875,000	DT Auto Owner Trust, Ser 2021-4A, Class C, 144a, 1.500%, 9/15/27	7,661,579
5,000,000	Exeter Automobile Receivables Trust, Ser 2019-4A, Class E, 144a, 3.560%, 10/15/26	4,963,118
8,160,000	Exeter Automobile Receivables Trust, Ser 2022-4A, Class C, 4.920%, 12/15/28	8,095,760
597,286	FCI Funding LLC, Ser 2021-1A, Class A, 144a, 1.130%, 4/15/33	591,537
Principal Amount		Market Value
	Asset-Backed Securities — 46.5% (Continued)
$ 1,834,211	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	$ 1,692,143
107,884	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	107,502
2,361,394	Generate CLO 2 Ltd. (Cayman Islands), Ser 2A, Class AR, 144a, (TSFR3M + 1.412%), 6.729%, 1/22/31(A)	2,361,840
10,250,000	GLS Auto Receivables Issuer Trust, Ser 2020-1A, Class D, 144a, 3.680%, 11/16/26	10,174,278
7,500,000	GLS Auto Receivables Issuer Trust, Ser 2020-3A, Class E, 144a, 4.310%, 7/15/27	7,407,590
6,588,691	GLS Auto Receivables Issuer Trust, Ser 2021-1A, Class D, 144a, 1.680%, 1/15/27	6,416,694
1,612,082	Hilton Grand Vacations Trust, Ser 2018-AA, Class A, 144a, 3.540%, 2/25/32	1,579,272
1,149,617	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	1,095,304
1,437,021	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	1,397,836
741,467	LAD Auto Receivables Trust, Ser 2021-1A, Class A, 144a, 1.300%, 8/17/26	735,899
3,081,852	Madison Park Funding XI Ltd. (Cayman Islands), Ser 2013-11A, Class AR2, 144a, (TSFR3M + 1.162%), 6.477%, 7/23/29(A)	3,081,846
3,193,950	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class A, 144a, (TSFR1M + 1.814%), 7.140%, 11/15/35(A)	3,195,946
5,219,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class C, 144a, (TSFR1M + 3.714%), 9.040%, 11/15/35(A)	5,219,083
1,783,612	Monroe Capital Mml CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.562%), 6.879%, 4/22/29(A)	1,781,755
5,000,000	OneMain Direct Auto Receivables Trust, Ser 2019-1A, Class A, 144a, 3.630%, 9/14/27	4,930,507
4,455,000	OneMain Financial Issuance Trust, Ser 2022-2A, Class A, 144a, 4.890%, 10/14/34	4,423,302
3,000,000	OneMain Financial Issuance Trust, Ser 2022-3A, Class A, 144a, 5.940%, 5/15/34	3,016,450
7,000,000	OZLM IX Ltd. (Cayman Islands), Ser 2014-9A, Class A1A4, 144a, (TSFR3M + 1.200%), 6.521%, 10/20/31(A)	6,999,888
6,112,983	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-4A, Class A1, 144a, (TSFR3M + 1.062%), 6.376%, 10/15/29(A)	6,105,164
842,018	Peaks CLO 1 Ltd. (Cayman Islands), Ser 2014-1A, Class A2R, 144a, (TSFR3M + 1.672%), 6.996%, 7/25/30(A)	842,017
4,595,336	Prestige Auto Receivables Trust, Ser 2019-1A, Class D, 144a, 3.010%, 8/15/25	4,588,392
1,041,171	Prestige Auto Receivables Trust, Ser 2020-1A, Class D, 144a, 1.620%, 11/16/26	1,032,214
1,535,346	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 6.609%, 4/20/31(A)	1,535,962
5,000,000	Santander Drive Auto Receivables Trust, Ser 2022-7, Class B, 5.950%, 1/17/28	5,021,792
1,010,000	SBA Tower Trust, Ser 2014-2A, Class C, 144a, 3.869%, 10/15/49(A)(B)	997,985
5,926,136	Symphony Static CLO I Ltd. (Cayman Islands), Ser 2021-1A, Class A, 144a, (TSFR3M + 1.092%), 6.416%, 10/25/29(A)	5,926,509
676,064	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.222%), 6.541%, 11/18/30(A)	676,025

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 46.5% (Continued)
$ 63,299	Towd Point Mortgage Trust, Ser 2017-1, Class A1, 144a, 2.750%, 10/25/56(A)(B)	$ 63,031
2,200,160	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (TSFR1M + 0.714%), 6.044%, 2/25/57(A)	2,235,636
1,784,305	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 6.444%, 10/25/48(A)	1,810,439
5,325,000	Westlake Automobile Receivables Trust, Ser 2021-1A, Class E, 144a, 2.330%, 8/17/26	5,143,858
4,295,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class E, 144a, 2.380%, 3/15/27	4,096,688
	Total Asset-Backed Securities	$223,455,907
	Commercial Mortgage-Backed Securities — 17.5%
4,976,341	AREIT Trust, Ser 2020-CRE4, Class C, 144a, (TSFR1M + 3.222%), 8.549%, 4/15/37(A)	4,865,869
4,800,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (TSFR1M + 1.497%), 6.823%, 9/15/32(A)	4,758,000
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (TSFR1M + 1.547%), 6.872%, 7/15/35(A)	8,134,375
8,495,000	BXMT LTD (Cayman Islands), Ser 2020-FL2, Class AS, 144a, (TSFR1M + 1.264%), 6.590%, 2/15/38(A)	7,851,725
3,290,251	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class A, 144a, (TSFR1M + 1.014%), 6.340%, 2/15/38(A)	3,164,465
7,200,000	BXP Trust, Ser 2017-CQHP, Class A, 144a, (TSFR1M + 0.897%), 6.223%, 11/15/34(A)	6,715,054
2,700,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class C, 144a, (TSFR1M + 1.497%), 7.073%, 12/15/37(A)	2,698,313
5,695,000	CGDB Commercial Mortgage Trust, Ser 2019-MOB, Class A, 144a, (TSFR1M +1.064%), 6.390%, 11/15/36(A)	5,623,813
579,064	Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Class A2, 3.063%, 11/10/48	560,847
56,000,000	Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Class XCP, 144a, 10/15/22(A)(B)(C)	56
3,276,797	COMM Mortgage Trust, Ser 2013-CR8, Class B, 144a, 3.566%, 6/10/46(A)(B)	3,180,083
4,926,000	COMM Mortgage Trust, Ser 2014-LC17, Class A5, 3.917%, 10/10/47	4,875,550
20,185,930	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 0.994%, 6/10/47(A)(B)(C)	1,663
4,250,000	COMM Mortgage Trust, Ser 2015-CR22, Class A5, 3.309%, 3/10/48	4,148,412
1,874,000	COMM Mortgage Trust, Ser 2015-CR27, Class A4, 3.612%, 10/10/48	1,816,224
638,069	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (Prime Rate -2.306%), 6.194%, 7/15/32(A)	614,274
6,080,000	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (TSFR1M + 0.997%), 6.323%, 12/15/30(A)	5,816,683
5,451,508	DBGS Mortgage Trust, Ser 2018-BIOD, Class B, 144a, (TSFR1M + 1.184%), 6.509%, 5/15/35(A)	5,417,436
1,307,044	Great Wolf Trust, Ser 2019-WOLF, Class A, 144a, (TSFR1M +1.148%), 6.673%, 12/15/36(A)	1,306,636
683,119	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class A, 144a, 2.856%, 5/10/34	478,422
653,366	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Class AS, 3.216%, 4/15/46	602,097
1,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	1,118,596
713,716	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Class C, 144a, (TSFR1M + 1.407%), 6.733%, 7/15/36(A)	706,694
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 17.5% (Continued)
$ 1,800,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2020-ACE, Class A, 144a, 3.287%, 1/10/37	$ 1,753,916
2,807,570	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Class A4, 3.249%, 2/15/48	2,750,786
5,661,653	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (TSFR1M + 0.897%), 6.223%, 8/15/33(A)	4,665,202
183,739	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	177,543
	Total Commercial Mortgage-Backed Securities	$83,802,734
	Corporate Bonds — 16.7%
	Consumer Discretionary — 3.2%
2,520,000	Brunswick Corp., 0.850%, 8/18/24	2,472,518
7,500,000	Daimler Truck Finance North America LLC (Germany), 144a, 5.600%, 8/8/25	7,505,644
5,350,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	5,346,918
		15,325,080
	Financials — 3.2%
4,000,000	Goldman Sachs Group, Inc. (The), MTN, 0.700%, 6/17/24	3,918,003
2,982,000	JPMorgan Chase & Co., Ser b, (TSFR3M + 0.762%), 6.068%, 2/1/27(A)	2,891,833
6,050,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	5,904,955
2,500,000	Synovus Financial Corp., 5.200%, 8/11/25	2,475,983
		15,190,774
	Industrials — 3.1%
4,250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	4,282,288
4,000,000	Timken Co. (The), 3.875%, 9/1/24	3,972,473
6,700,000	WRKCo, Inc., 3.000%, 9/15/24	6,615,634
		14,870,395
	Utilities — 1.6%
6,000,000	FirstEnergy Pennsylvania Electric Co., 144a, 4.000%, 4/15/25	5,846,461
2,000,000	Jersey Central Power & Light Co., 144a, 4.700%, 4/1/24	2,000,000
		7,846,461
	Consumer Staples — 1.4%
2,000,000	Coca-Cola Europacific Partners PLC (United Kingdom), 144a, 0.800%, 5/3/24	1,991,131
5,000,000	Imperial Brands Finance PLC (United Kingdom), 144a, 3.125%, 7/26/24	4,956,478
		6,947,609
	Energy — 1.4%
1,000,000	Boardwalk Pipelines LP, 4.950%, 12/15/24	994,025
5,574,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	5,574,000
		6,568,025
	Real Estate — 1.0%
5,000,000	WEA Finance LLC / Westfield UK & Europe Finance PLC REIT (France), 144a, 3.750%, 9/17/24	4,934,699
	Communication Services — 1.0%
4,692,000	Sprint LLC, 7.125%, 6/15/24	4,699,141
	Information Technology — 0.8%
4,000,000	Microchip Technology, Inc., 4.250%, 9/1/25	3,934,877
	Total Corporate Bonds	$80,317,061
	Commercial Paper — 10.4%
2,300,000	Chevron Phillips Chemical Co., 5.373%, 4/1/24(D)	2,298,615
13,000,000	CVS Health Corp., 5.403%, 4/1/24(D)	12,992,206

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Paper — 10.4% (Continued)
$12,000,000	JM Smucker Co., 5.403%, 4/1/24(D)	$ 11,992,766
12,900,000	Montana-Dakota Utilities, 5.453%, 4/1/24(D)	12,892,223
10,000,000	Orange & Rockland Utilities, Inc., 5.393%, 4/1/24(D)	9,993,971
	Total Commercial Paper	$50,169,781
	Non-Agency Collateralized Mortgage Obligations — 8.9%
473,461	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 6.262%, 4/25/33(A)(B)††	467,391
104,716	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	88,616
1,786,681	CFMT LLC, Ser 2021-EBO1, Class A, 144a, 0.985%, 11/25/50(A)(B)	1,717,163
3,200,472	CFMT LLC, Ser 2021-HB7, Class A, 144a, 1.151%, 10/27/31(A)(B)	3,114,982
752,928	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	742,181
2,361	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	2,339
8,033,605	CSMC Trust, Ser 2018-RPL9, Class A1, 144a, 3.850%, 9/25/57(A)(B)	7,756,887
1,090,622	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 5.606%, 10/25/33(A)(B)	1,060,312
47,969	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 4.995%, 6/25/36(A)(B)	33,731
2,102,506	JP Morgan Mortgage Trust, Ser 2019-HYB1, Class A5A, 144a, 3.000%, 10/25/49(A)(B)	2,026,042
32,837	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 5.922%, 12/25/34(A)(B)	30,936
13,880	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 7.433%, 12/25/32(A)	13,114
352,539	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	346,976
189,230	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.200%, 2/25/37(A)(B)	153,964
6,996,516	RMF Proprietary Issuance Trust, Ser 2019-1, Class A, 144a, 2.750%, 10/25/63(A)(B)	5,851,857
1,351,075	Sequoia Mortgage Trust, Ser 2013-7, Class B2, 3.507%, 6/25/43(A)(B)	1,272,033
1,114,269	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(A)(B)	1,025,968
5,317,208	Starwood Mortgage Residential Trust, Ser 2020-3, Class A1, 144a, 1.486%, 4/25/65(A)(B)	4,971,084
2,295,774	Towd Point HE Trust, Ser 2021-HE1, Class A1, 144a, 0.918%, 2/25/63(A)(B)	2,197,653
1,384,859	Towd Point Mortgage Trust, Ser 2015-2, Class 1M2, 144a, 3.698%, 11/25/60(A)(B)	1,369,565
4,687,739	Towd Point Mortgage Trust, Ser 2015-6, Class M1, 144a, 3.750%, 4/25/55(A)(B)	4,610,218
4,233,391	Towd Point Mortgage Trust, Ser 2021-SJ2, Class A1A, 144a, 2.250%, 12/25/61(A)(B)	3,984,373
	Total Non-Agency Collateralized Mortgage Obligations	$42,837,385
	Municipal Bonds — 1.2%
	Other Territory — 1.1%
835,000	Taxable Municipal Funding Trust, Rev., 144a, 5.620%, 5/15/56(A)(B)	835,000
1,949,000	Taxable Municipal Funding Trust, Rev., 144a, 5.620%, 12/15/25(A)(B)	1,949,000
2,400,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 5.620%, 9/1/30(A)(B)	2,400,000
		5,184,000
Principal Amount		Market Value

	California — 0.1%
$ 380,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC - City National Bank), 144a, 5.780%, 9/1/41(A)(B)	$ 380,000
	Total Municipal Bonds	$5,564,000
	U.S. Government Mortgage-Backed Obligations — 0.8%
86,241	FHLMC, Pool #1B7189, (RFUCCT1Y + 2.470%), 6.620%, 3/1/36(A)	86,618
73,092	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 6.328%, 11/1/36(A)	74,393
27,342	FHLMC, Pool #1J1813, (RFUCCT1Y + 1.925%), 6.175%, 8/1/37(A)	27,538
77,791	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 6.290%, 7/1/35(A)	77,307
30,021	FHLMC, Pool #1Q0080, (RFUCCT1Y + 1.661%), 5.618%, 1/1/36(A)	30,576
78,926	FHLMC, Pool #1Q0119, (RFUCCT1Y + 1.850%), 5.936%, 9/1/36(A)	81,113
59,769	FHLMC, Pool #1Q0187, (RFUCCT1Y + 1.789%), 6.038%, 12/1/36(A)	59,772
40,373	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.889%), 5.511%, 4/1/37(A)	40,394
52,505	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 6.177%, 11/1/36(A)	53,439
101,033	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 4.988%, 4/1/34(A)	103,333
35,239	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 6.292%, 11/1/36(A)	36,180
50,212	FHLMC, Pool #847795, (1 Year CMT Rate +2.275%), 6.216%, 4/1/35(A)	49,757
121,589	FHLMC, Pool #848539, (1 Year CMT Rate +2.288%), 6.022%, 4/1/37(A)	123,223
251,534	FHLMC, Pool #848583, (1 Year CMT Rate +2.303%), 5.703%, 1/1/36(A)	257,335
3,633	FHLMC, Pool #A92646, 5.500%, 6/1/40	3,715
4,892	FHLMC, Pool #C03505, 5.500%, 6/1/40	5,003
13,146	FHLMC, Pool #G01840, 5.000%, 7/1/35	13,242
38,736	FNMA, Pool #254868, 5.000%, 9/1/33	38,949
6,712	FNMA, Pool #256272, 5.500%, 6/1/26	6,683
18,242	FNMA, Pool #256852, 6.000%, 8/1/27	18,417
4,778	FNMA, Pool #323832, 7.500%, 7/1/29	4,841
13,722	FNMA, Pool #665773, 7.500%, 6/1/31	13,704
44,135	FNMA, Pool #679742, (1 Year CMT Rate +2.480%), 4.947%, 1/1/40(A)	43,610
48,014	FNMA, Pool #725424, 5.500%, 4/1/34	49,044
186,670	FNMA, Pool #725490, (RFUCCT1Y + 1.597%), 5.154%, 4/1/34(A)	185,336
7,522	FNMA, Pool #735484, 5.000%, 5/1/35	7,568
37,946	FNMA, Pool #813170, (RFUCCT1Y + 1.575%), 6.039%, 1/1/35(A)	37,886
142,851	FNMA, Pool #815323, (RFUCCT6M + 1.529%), 7.368%, 1/1/35(A)	144,581
49,771	FNMA, Pool #820364, (RFUCCT1Y + 0.827%), 4.202%, 4/1/35(A)	49,232
54,354	FNMA, Pool #827787, (RFUCCT6M + 1.55%), 7.425%, 5/1/35(A)	55,171
28,774	FNMA, Pool #889060, 6.000%, 1/1/38	30,581
28,679	FNMA, Pool #889061, 6.000%, 1/1/38	29,727
1,883	FNMA, Pool #889382, 5.500%, 4/1/38	1,924
57,608	FNMA, Pool #922674, (RFUCCT1Y + 1.905%), 5.780%, 4/1/36(A)	59,104
18,051	FNMA, Pool #960376, 5.500%, 12/1/37	18,439
2,976	FNMA, Pool #AD0941, 5.500%, 4/1/40	3,040

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.8% (Continued)
$ 20,790	FNMA, Pool #AE0363, 5.000%, 7/1/37	$ 20,916
28,185	FNMA, Pool #AE5441, 5.000%, 10/1/40	28,121
12,613	FNMA, Pool #AI6588, 4.000%, 7/1/26	12,382
24,593	FNMA, Pool #AI8506, 4.000%, 8/1/26	24,180
38,489	FNMA, Pool #AL0211, 5.000%, 4/1/41	38,422
183,147	FNMA, Pool #AL0478, (RFUCCT1Y + 1.777%), 5.760%, 4/1/36(A)	188,226
84,132	FNMA, Pool #AL0543, 5.000%, 7/1/41	83,934
35,555	FNMA, Pool #AL1105, 4.500%, 12/1/40	34,901
9,063	FNMA, Pool #AL2591, 5.500%, 5/1/38	9,003
190,648	FNMA, Pool #AL5275, (RFUCCT6M + 1.505%), 5.546%, 9/1/37(A)	193,253
488,596	FNMA, Pool #AL7396, (RFUCCT6M + 1.532%), 7.364%, 2/1/37(A)	496,749
125,526	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 3.625%, 2/20/34(A)	126,274
57,202	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 3.875%, 4/20/34(A)	56,834
127,324	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 3.625%, 8/20/34(A)	125,726
131,707	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 3.625%, 3/20/41(A)	133,301
18,260	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 3.750%, 11/20/44(A)	17,881
181,127	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 3.750%, 12/20/44(A)	179,223
	Total U.S. Government Mortgage-Backed Obligations	$3,690,101
	U.S. Government Agency Obligations — 0.2%
30,026	Small Business Administration Pools, Pool #508374, (Prime Rate -2.500%), 6.000%, 4/25/28(A)	29,606
990,000	United States International Development Finance Corp., 5.500%, 5/15/26(A)(B)	990,000
	Total U.S. Government Agency Obligations	$1,019,606
	Agency Collateralized Mortgage Obligations — 0.2%
56,397,144	FHLMC Multifamily Structured Pass Through Certificates, Ser K040, Class X1, 0.646%, 9/25/24(A)(B)(C)	84,985
102,911	FHLMC REMIC, Ser 2770, Class FH, (SOFR30A + 0.514%), 5.833%, 3/15/34(A)	102,300
312,278	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	295,475
20,006	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	19,209
9,234	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	9,000
74,037	FNMA REMIC, Ser 2003-81, Class FE, (SOFR30A + 0.614%), 5.935%, 9/25/33(A)	73,849
151,094	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	150,750
17,321	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	16,573
7,137	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	6,987
	Total Agency Collateralized Mortgage Obligations	$759,128
Shares		MarketValue
	Short-Term Investment Fund — 0.1%
131,453	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	$ 131,453
	Total Investment Securities—102.5% (Cost $497,458,674)	$491,747,156
	Liabilities in Excess of Other Assets — (2.5%)	(11,778,702)
	Net Assets — 100.0%	$479,968,454
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – Refinitiv USD LIBOR Consumer Cash Fallbacks Term One year
RFUCCT6M – Refinitiv USD LIBOR Consumer Cash Fallbacks Term Six months
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities were valued at $353,007,985 or 73.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$223,455,907	$—	$223,455,907
Commercial Mortgage-Backed Securities	—	83,802,734	—	83,802,734
Corporate Bonds	—	80,317,061	—	80,317,061
Commercial Paper	—	50,169,781	—	50,169,781
Non-Agency Collateralized Mortgage Obligations	—	42,837,385	—	42,837,385
Municipal Bonds	—	5,564,000	—	5,564,000
U.S. Government Mortgage-Backed Obligations	—	3,690,101	—	3,690,101
U.S. Government Agency Obligations	—	1,019,606	—	1,019,606
Agency Collateralized Mortgage Obligations	—	759,128	—	759,128
Short-Term Investment Fund	131,453	—	—	131,453
Total	$131,453	$491,615,703	$—	$491,747,156
See accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities
March 31, 2024 (Unaudited)
	Touchstone Active Bond Fund	Touchstone Ares Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund	Touchstone Impact Bond Fund	Touchstone Mid Cap Fund
Assets
Investments, at cost	$266,017,273	$509,574,228	$2,338,474,524	$108,211,393	$616,887,462	$4,094,123,447
Investments, at market value *	$250,343,981	$500,567,777	$2,581,497,349	$105,206,637	$564,932,172	$5,822,084,540
Cash	26,125	5,512,381	—	122,000	1,821	—
Cash deposits held at prime broker (A)	1,572,178	69,508	—	—	—	—
Foreign currency †	130	1,496,275	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	214,185	—	—	—	—
Dividends and interest receivable	2,152,909	6,253,596	3,764,400	1,710,534	4,363,203	4,135,384
Receivable for capital shares sold	746,143	13,349,789	1,508,658	100,131	1,266,064	11,555,636
Receivable for investments sold	386	1,517,010	—	222,304	610,041	—
Receivable for securities lending income	78	—	—	775	—	—
Tax reclaim receivable	8,925	5,450	107,039	9,674	—	—
Unrealized appreciation on unfunded commitments	—	178,688	—	—	—	—
Other assets	4,752	27,753	20,091	8,613	11,442	88,406
Total Assets	254,855,607	529,192,412	2,586,897,537	107,380,668	571,184,743	5,837,863,966

Liabilities
Due to custodian	—	—	—	—	—	—
Due to prime broker(A)	—	548,678	—	—	—	—
Written options, at market value ‡	—	4,400	—	—	—	—
Dividends payable	58,561	85,117	2,121,641	6,395	253,902	—
Payable for return of collateral for securities on loan	—	4,045,367	—	1,531,015	—	—
Payable for capital shares redeemed	554,534	1,578,380	3,562,670	128,211	2,914,771	14,746,569
Payable for investments purchased	—	26,749,340	6,235,312	700,550	4,532,014	—
Payable to Investment Adviser	62,313	217,191	1,111,981	35,450	105,309	3,104,371
Payable to other affiliates	40,539	73,247	816,792	13,011	66,528	778,769
Payable to Trustees	14,539	14,539	14,539	14,539	14,539	14,539
Payable for professional services	22,321	23,311	46,542	21,701	23,425	77,033
Payable for reports to shareholders	3,764	6,307	79,116	478	5,475	141,916
Payable for transfer agent services	85,447	110,057	758,675	13,583	117,353	1,413,602
Payable for variation margin on futures contracts	110,873	—	—	—	—	—
Payable for variation margin on swap agreements	744,513	41,908	—	—	—	—
Other accrued expenses and liabilities	24,290	43,694	16,809	4,789	1,101	30,171
Total Liabilities	1,721,694	33,541,536	14,764,077	2,469,722	8,034,417	20,306,970
Net Assets	$253,133,913	$495,650,876	$2,572,133,460	$104,910,946	$563,150,326	$5,817,556,996
Net assets consist of:
Par value	272,540	542,295	1,408,880	137,707	628,252	1,020,579
Paid-in capital	394,643,203	586,178,426	2,261,213,269	129,629,522	629,725,912	3,969,146,086
Distributable earnings (deficit)	(141,781,830)	(91,069,845)	309,511,311	(24,856,283)	(67,203,838)	1,847,390,331
Net Assets	$253,133,913	$495,650,876	$2,572,133,460	$104,910,946	$563,150,326	$5,817,556,996
*Includes market value of securities on loan of:	$—	$3,852,720	$—	$1,466,558	$—	$—
†Cost of foreign currency:	$140	$1,508,267	$—	$—	$—	$—
‡Premiums received from written options:	$—	$4,200	$—	$—	$—	$—
(A)	Represents segregated cash for futures contracts, swap agreement, and/or securities sold short.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Mid Cap Value Fund	Touchstone Sands Capital International Growth Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund

$635,184,734	$38,817,443	$1,739,764,422	$216,087,509	$168,608,921	$497,458,674
$840,470,307	$45,637,060	$2,856,670,308	$268,178,431	$190,178,568	$491,747,156
—	—	13,219	—	682,566	—
—	—	—	—	—	—
—	601	—	—	—	—
—	—	—	—	—	—
1,072,119	41,826	174,253	308,844	233,921	2,174,005
717,453	23,814	1,364,074	260,188	241,583	744,614
—	—	—	—	—	13,364
—	—	—	—	—	—
—	43,552	—	—	—	550
—	—	—	—	—	—
14,628	49,583	35,478	29,391	6,817	16,243
842,274,507	45,796,436	2,858,257,332	268,776,854	191,343,455	494,695,932

—	—	—	—	—	5,863
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	195,885
—	—	—	—	—	—
1,035,661	23,783	8,085,750	185,279	298,808	2,141,765
8,280,683	—	—	—	21,129,107	12,114,613
411,235	7,607	1,463,241	162,479	79,864	32,967
94,851	6,211	596,181	30,584	18,602	93,231
14,539	14,539	14,539	14,539	14,539	14,539
24,244	21,548	45,982	17,254	18,998	25,407
54,185	1,676	57,349	—	847	8,277
272,952	9,156	587,153	38,113	31,221	92,023
—	—	—	—	—	—
—	—	—	—	—	—
15,273	1,209	74,121	1,034	1,073	2,908
10,203,623	85,729	10,924,316	449,282	21,593,059	14,727,478
$832,070,884	$45,710,707	$2,847,333,016	$268,327,572	$169,750,396	$479,968,454

349,333	52,950	1,769,862	175,468	46,393	523,339
592,511,889	38,875,900	2,004,245,352	215,216,282	152,296,629	596,541,612
239,209,662	6,781,857	841,317,802	52,935,822	17,407,374	(117,096,497)
$832,070,884	$45,710,707	$2,847,333,016	$268,327,572	$169,750,396	$479,968,454
$—	$—	$—	$—	$—	$—
$—	$606	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—

Statements of Assets and Liabilities  (Unaudited) (Continued)
	Touchstone Active Bond Fund	Touchstone Ares Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund	Touchstone Impact Bond Fund	Touchstone Mid Cap Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$118,881,836	$114,039,542	$1,542,407,091	$11,845,135	$16,586,120	$166,333,866
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	12,778,748	12,621,061	84,356,440	1,600,944	1,852,845	2,971,943
Net asset value price per share*	$9.30	$9.04	$18.28	$7.40	$8.95	$55.97
Maximum sales charge - Class A shares	3.25%	3.25%	5.00%	3.25%	3.25%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$9.61	$9.34	$19.24	$7.65	$9.25	$58.92

Pricing of Class C Shares
Net assets applicable to Class C shares	$2,930,047	$21,635,217	$301,998,344	$432,776	$1,491,080	$82,908,766
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	346,963	2,490,356	16,653,929	58,728	166,679	1,628,495
Net asset value and offering price per share**	$8.44	$8.69	$18.13	$7.37	$8.95	$50.91

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$—	$—

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$49,432,770	$310,801,122	$724,918,274	$19,215,336	$255,694,187	$4,111,554,339
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	5,317,946	33,811,164	39,723,551	2,511,617	28,522,956	72,032,539
Net asset value, offering price and redemption price per share	$9.30	$9.19	$18.25	$7.65	$8.96	$57.08

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$—	$—	$—	$48,418,246
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—	—	871,642
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$—	$55.55

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$81,889,260	$49,174,995	$2,004,585	$73,417,699	$263,320,418	$639,071,460
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	8,810,368	5,306,915	109,928	9,599,393	29,375,258	11,149,216
Net asset value, offering price and redemption price per share	$9.29	$9.27	$18.24	$7.65	$8.96	$57.32

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$—	$—	$805,166	$—	$26,058,521	$769,270,319
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	44,135	—	2,907,474	13,404,037
Net asset value, offering price and redemption price per share	$—	$—	$18.24	$—	$8.96	$57.39
*	There is no sales load on subscriptions of $1 million or more for all funds except for Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund. There is no sales load on subscriptions of $500,000 or more for Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund. Redemptions that were part of a $500,000 or $1million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Mid Cap Value Fund	Touchstone Sands Capital International Growth Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund

$16,884,869	$8,308,663	$437,219,599	$18,670,981	$25,018,541	$79,100,037
717,958	964,151	29,786,371	1,246,055	689,400	8,626,787
$23.52	$8.62	$14.68	$14.98	$36.29	$9.17
5.00%	5.00%	5.00%	5.00%	5.00%	2.00%
$24.76	$9.07	$15.45	$15.77	$38.20	$9.36

$2,344,935	$468,012	$22,174,789	$1,124,300	$400,071	$3,514,178
104,905	53,073	1,525,448	86,241	11,708	382,915
$22.35	$8.82	$14.54	$13.04	$34.17	$9.18

$—	$—	$—	$—	$—	$32,580,644
—	—	—	—	—	3,551,629
$—	$—	$—	$—	$—	$9.17

$364,118,120	$18,398,057	$710,431,398	$204,851,620	$40,209,160	$215,773,404
15,344,887	2,132,216	42,815,214	13,355,882	1,099,806	23,519,016
$23.73	$8.63	$16.59	$15.34	$36.56	$9.17

$—	$—	$264,748,388	$—	$—	$40,738,885
—	—	18,018,501	—	—	4,441,693
$—	$—	$14.69	$—	$—	$9.17

$448,722,960	$3,834	$926,507,013	$43,680,671	$104,122,624	$108,261,306
18,765,591	444	55,665,227	2,858,630	2,838,342	11,811,817
$23.91	$8.64	$16.64	$15.28	$36.68	$9.17

$—	$18,532,141	$486,251,829	$—	$—	$—
—	2,145,095	29,175,444	—	—	—
$—	$8.64	$16.67	$—	$—	$—

Statements of Operations For the Six Months Ended March 31, 2024 (Unaudited)
	Touchstone Active Bond Fund	Touchstone Ares Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund
Investment Income
Dividends*	$144,647	$—	$36,279,148	$76,919
Interest**	5,764,585	17,329,691	—	3,448,537
Income from securities loaned	636	101,241	—	4,172
Total Investment Income	5,909,868	17,430,932	36,279,148	3,529,628
Expenses
Investment advisory fees	454,198	1,148,886	6,394,897	283,748
Administration fees	170,514	261,463	1,679,638	70,731
Compliance fees and expenses	2,085	2,085	2,085	2,085
Custody fees	22,653	27,884	15,874	17,878
Professional fees	19,859	31,066	54,583	15,795
Transfer Agent fees, Class A	64,525	51,101	616,719	7,562
Transfer Agent fees, Class C	1,793	7,466	159,789	334
Transfer Agent fees, Class S	—	—	—	—
Transfer Agent fees, Class Y	21,922	78,902	275,231	11,469
Transfer Agent fees, Class Z	—	—	—	—
Transfer Agent fees, Institutional Class	6,510	1,851	283	403
Transfer Agent fees, Class R6	—	—	22	—
Registration fees, Class A	10,767	10,918	16,980	7,529
Registration fees, Class C	7,921	9,818	11,855	4,708
Registration fees, Class S	—	—	—	—
Registration fees, Class Y	8,354	19,205	11,986	8,046
Registration fees, Class Z	—	—	—	—
Registration fees, Institutional Class	8,142	5,064	2,419	7,231
Registration fees, Class R6	—	—	3,132	—
Interest expense on securities sold short	—	29,124	—	—
Reports to Shareholders, Class A	6,684	6,598	38,928	1,797
Reports to Shareholders, Class C	1,388	1,877	16,221	1,239
Reports to Shareholders, Class S	—	—	—	—
Reports to Shareholders, Class Y	2,424	8,138	19,534	1,490
Reports to Shareholders, Class Z	—	—	—	—
Reports to Shareholders, Institutional Class	1,524	1,303	1,237	1,278
Reports to Shareholders, Class R6	—	—	1,215	—
Shareholder servicing fees, Class Z	—	—	—	—
Distribution and shareholder servicing expenses, Class A	149,809	140,112	1,808,413	14,456
Distribution and shareholder servicing expenses, Class C	15,077	94,709	1,592,084	2,344
Distribution expenses, Class S	—	—	—	—
Trustee fees	14,932	14,932	14,932	14,932
Other expenses	58,465	53,086	196,000	21,629
Total Expenses	1,049,546	2,005,588	12,934,057	496,684
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(192,422)	(225,281)	(381,834)	(94,603)
Fees eligible for recoupment by the Adviser(A)	—	—	—	—
Net Expenses	857,124	1,780,307	12,552,223	402,081
Net Investment Income (Loss)	5,052,744	15,650,625	23,726,925	3,127,547
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)	(5,231,693)	(4,713,559)	70,370,939	(185,213)
Net realized losses on securities sold short	—	(127,854)	—	—
Net realized gains on written options	—	10,700	—	—
Net realized losses on futures contracts	(542,346)	—	—	—
Net realized losses on swap agreements	(86,440)	(15,166)	—	—
Net realized losses on forward foreign currency contracts	—	(192,977)	—	—
Net realized losses on foreign currency transactions	—	(4,640)	—	—
Net change in unrealized appreciation (depreciation) on investments	17,893,971	17,549,314	354,570,614	4,984,014
Net change in unrealized appreciation (depreciation) on securities sold short	—	(19,760)	—	—
Net change in unrealized appreciation (depreciation) on written options	—	(1,800)	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	(233,998)	—	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	(723,922)	(17,486)	—	—
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	80,780	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	1	(13,745)	—	—
Net change in unrealized appreciation (depreciation) on unfunded commitments	—	178,688	—	—
Net Realized and Unrealized Gains (Losses) on Investments	11,075,573	12,712,495	424,941,553	4,798,801
Change in Net Assets Resulting from Operations	$16,128,317	$28,363,120	$448,668,478	$7,926,348
*Net of foreign tax withholding of:	$—	$—	$—	$—
**Net of foreign tax withholding of:	$597	$314	$—	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Net realized gains on investments includes the realized gains of $24,771,767, $15,313,063, $106,506,860, $286,332 and $854,935 for the Mid Cap Fund, the Mid Cap Value Fund, the Sand Capital Select Growth Fund, the Small Cap Fund and the Small Cap Value Fund, respectively, for redemption-in-kind activity, which will not be recognized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Operations (Unaudited) (Continued)
Touchstone Impact Bond Fund	Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund	Touchstone Sands Capital International Growth Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund

$—	$28,661,883	$6,848,641	$102,543	$3,404,245	$1,080,605	$1,092,626	$30,182
10,830,406	18,821	—	—	—	—	—	13,382,160
—	—	7,992	9	—	298	1,572	—
10,830,406	28,680,704	6,856,633	102,552	3,404,245	1,080,903	1,094,198	13,412,342

684,803	16,396,723	2,749,548	128,017	8,176,963	736,105	499,016	430,804
370,406	3,447,860	500,793	26,901	1,751,182	118,116	80,206	327,248
2,085	2,085	2,085	2,085	2,085	2,085	2,085	2,086
9,673	25,883	11,281	10,052	16,523	3,529	6,857	41,398
23,438	95,933	23,805	26,233	54,034	13,572	13,925	23,177
6,563	87,952	10,988	3,754	192,014	5,664	9,499	26,066
650	29,837	1,424	412	11,150	224	206	931
—	—	—	—	—	—	—	9,639
83,305	1,778,002	452,395	8,603	239,375	48,274	15,473	71,946
—	29,694	—	—	154,704	—	—	20,012
61,712	128,202	58,735	9	152,122	4,118	12,276	22,017
30	1,631	—	18	79	—	—	—
9,373	10,927	8,756	10,348	12,894	10,242	9,822	10,572
6,053	9,239	7,230	5,653	9,122	5,034	4,276	5,534
—	—	—	—	—	—	—	8,206
14,526	64,507	17,621	11,299	19,073	14,326	11,238	16,484
—	12,345	—	—	11,923	—	—	9,565
11,784	13,801	15,163	1,996	16,036	9,004	16,933	9,478
3,274	21,057	—	3,959	23,150	—	—	—
—	—	—	—	—	—	—	1,310
1,912	4,462	2,627	1,671	16,967	1,599	1,978	2,928
1,252	3,791	1,348	1,287	2,305	1,237	1,251	1,252
—	—	—	—	—	—	—	2,247
5,316	133,808	36,945	2,125	22,785	4,689	2,255	6,024
—	2,693	—	—	7,629	—	—	2,774
2,307	6,758	17,572	1,222	11,920	1,299	3,577	1,536
1,207	10,101	—	835	2,735	—	—	—
—	54,443	—	—	286,675	—	—	51,501
17,068	181,759	19,057	9,243	487,740	15,162	28,870	98,338
7,455	366,880	13,034	2,164	102,456	2,094	1,734	12,493
—	—	—	—	—	—	—	84,664
14,932	14,932	14,932	14,932	14,932	14,932	14,932	14,932
30,486	225,997	101,269	19,723	441,721	15,786	24,954	64,941
1,369,610	23,161,302	4,066,608	292,541	12,240,294	1,027,091	761,363	1,380,103
(115,689)	(59,478)	(651,753)	(106,599)	(524,749)	(164,197)	(104,865)	(203,804)
2,166	—	—	—	—	—	—	—
1,256,087	23,101,824	3,414,855	185,942	11,715,545	862,894	656,498	1,176,299
9,574,319	5,578,880	3,441,778	(83,390)	(8,311,300)	218,009	437,700	12,236,043

(3,759,863)	132,111,685	38,516,003	125,903	226,901,563	1,620,155	3,680,839	16,996
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	5,034	—	—	—	—
27,342,036	948,950,424	84,962,202	9,301,025	664,193,183	32,788,454	14,370,790	4,759,488
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	303	—	—	—	—
—	—	—	—	—	—	—	—
23,582,173	1,081,062,109	123,478,205	9,432,265	891,094,746	34,408,609	18,051,629	4,776,484
$33,156,492	$1,086,640,989	$126,919,983	$9,348,875	$882,783,446	$34,626,618	$18,489,329	$17,012,527
$—	$—	$—	$8,145	$—	$—	$17	$—
$—	$—	$—	$—	$—	$—	$—	$1,980

Statements of Changes in Net Assets
	Touchstone Active Bond Fund		Touchstone Ares Credit Opportunities Fund		Touchstone Dividend Equity Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Operations
Net investment income	$5,052,744	$9,719,592	$15,650,625	$22,075,288	$23,726,925	$49,643,111
Net realized gains (losses) on investments, securities sold short, written options, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(5,860,479)	(11,755,686)	(5,043,496)	(11,886,997)	70,370,939	65,622,199
Net change in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	16,936,052	8,149,145	17,755,991	14,731,238	354,570,614	251,252,978
Change in Net Assets from Operations	16,128,317	6,113,051	28,363,120	24,919,529	448,668,478	366,518,288

Distributions to Shareholders:
Distributed earnings, Class A	(2,360,649)	(4,845,457)	(4,798,029)	(8,742,821)	(55,803,551)	(78,944,932)
Distributed earnings, Class C	(54,214)	(128,800)	(810,725)	(1,355,946)	(11,271,438)	(21,219,539)
Distributed earnings, Class Y	(1,018,601)	(2,051,260)	(10,380,580)	(11,913,987)	(27,479,663)	(43,345,420)
Distributed earnings, Class Z	—	—	—	—	—	—
Distributed earnings, Institutional Class	(1,679,822)	(2,817,303)	(740,493)	(266,808)	(80,605)	(156,753)
Distributed earnings, Class R6	—	—	—	—	(32,634)	(86,001)
Total Distributions	(5,113,286)	(9,842,820)	(16,729,827)	(22,279,562)	(94,667,891)	(143,752,645)
Change in Net Assets from Share Transactions(A)	(9,481,416)	(8,739,032)	138,420,875	71,867,177	(188,143,246)	(461,203,004)

Total Increase (Decrease) in Net Assets	1,533,615	(12,468,801)	150,054,168	74,507,144	165,857,341	(238,437,361)

Net Assets
Beginning of period	251,600,298	264,069,099	345,596,708	271,089,564	2,406,276,119	2,644,713,480
End of period	$253,133,913	$251,600,298	$495,650,876	$345,596,708	$2,572,133,460	$2,406,276,119
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone High Yield Fund		Touchstone Impact Bond Fund		Touchstone Mid Cap Fund		Touchstone Mid Cap Value Fund
For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023

$3,127,547	$6,087,145	$9,574,319	$15,982,211	$5,578,880	$14,559,362	$3,441,778	$7,474,745
(185,213)	(5,774,897)	(3,759,863)	(2,239,646)	132,111,685	190,084,208	38,516,003	36,760,330
4,984,014	10,478,906	27,342,036	(14,080,473)	948,950,424	570,163,404	84,962,202	10,293,772
7,926,348	10,791,154	33,156,492	(337,908)	1,086,640,989	774,806,974	126,919,983	54,528,847

(349,021)	(697,795)	(237,069)	(342,282)	(1,041,503)	(1,555,315)	(265,672)	(815,662)
(12,363)	(35,389)	(19,726)	(35,048)	(488,588)	(876,818)	(44,229)	(235,497)
(596,944)	(1,321,672)	(4,525,998)	(7,568,779)	(33,202,497)	(41,788,857)	(6,087,272)	(21,489,426)
—	—	—	—	(304,095)	(529,661)	—	—
(2,213,700)	(4,081,431)	(4,775,803)	(8,476,076)	(5,518,854)	(6,240,039)	(6,531,520)	(20,979,995)
—	—	(470,792)	(511,889)	(7,734,788)	(9,120,342)	—	—
(3,172,028)	(6,136,287)	(10,029,388)	(16,934,074)	(48,290,325)	(60,111,032)	(12,928,693)	(43,520,580)
(517,252)	(6,575,222)	19,750,975	54,991,481	235,327,260	(178,108,351)	20,711,456	(75,544,620)

4,237,068	(1,920,355)	42,878,079	37,719,499	1,273,677,924	536,587,591	134,702,746	(64,536,353)

100,673,878	102,594,233	520,272,247	482,552,748	4,543,879,072	4,007,291,481	697,368,138	761,904,491
$104,910,946	$100,673,878	$563,150,326	$520,272,247	$5,817,556,996	$4,543,879,072	$832,070,884	$697,368,138

Statements of Changes in Net Assets (Continued)
	Touchstone Sands Capital International Growth Equity Fund		Touchstone Sands Capital Select Growth Fund		Touchstone Small Cap Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Operations
Net investment income (loss)	$(83,390)	$595,023	$(8,311,300)	$(13,882,480)	$218,009	$401,392
Net realized gains on investments and foreign currency transactions	130,937	2,364,001	226,901,563	258,369,602	1,620,155	5,144,859
Net change in unrealized appreciation on investments and foreign currency transactions	9,301,328	2,278,193	664,193,183	282,396,129	32,788,454	12,004,467
Change in Net Assets from Operations	9,348,875	5,237,217	882,783,446	526,883,251	34,626,618	17,550,718

Distributions to Shareholders:
Distributed earnings, Class A	(303,567)	(165,048)	—	—	(336,427)	(78,224)
Distributed earnings, Class C	(11,058)	—	—	—	(9,828)	(3,981)
Distributed earnings, Class S	—	—	—	—	—	—
Distributed earnings, Class Y	(670,405)	(393,842)	—	—	(3,207,156)	(1,085,775)
Distributed earnings, Class Z	—	—	—	—	—	—
Distributed earnings, Institutional Class	(142)	(163,206)	—	—	(1,293,778)	(672,297)
Distributed earnings, Class R6	(688,890)	—	—	—	—	—
Total Distributions	(1,674,062)	(722,096)	—	—	(4,847,189)	(1,840,277)
Change in Net Assets from Share Transactions(A)	2,099,052	3,266,955	(334,559,615)	(494,947,926)	108,279,030	24,055,950

Total Increase (Decrease) in Net Assets	9,773,865	7,782,076	548,223,831	31,935,325	138,058,459	39,766,391

Net Assets
Beginning of period	35,936,842	28,154,766	2,299,109,185	2,267,173,860	130,269,113	90,502,722
End of period	$45,710,707	$35,936,842	$2,847,333,016	$2,299,109,185	$268,327,572	$130,269,113
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Small Cap Value Fund		Touchstone Ultra Short Duration Fixed Income Fund
For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023

$437,700	$661,459	$12,236,043	$22,070,958
3,680,839	3,803,428	16,996	(1,029,657)
14,370,790	(736,616)	4,759,488	5,421,829
18,489,329	3,728,271	17,012,527	26,463,130

(127,359)	(4,121)	(1,884,717)	(3,631,172)
(1,388)	—	(71,409)	(123,431)
—	—	(769,204)	(1,338,680)
(222,106)	(30,685)	(5,144,670)	(9,003,755)
—	—	(986,561)	(1,688,907)
(354,784)	(70,904)	(2,985,057)	(7,141,156)
—	—	—	—
(705,637)	(105,710)	(11,841,618)	(22,927,101)
39,653,969	45,839,186	(11,942,063)	(220,467,463)

57,437,661	49,461,747	(6,771,154)	(216,931,434)

112,312,735	62,850,988	486,739,608	703,671,042
$169,750,396	$112,312,735	$479,968,454	$486,739,608

Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Active Bond Fund				Touchstone Ares Credit Opportunities Fund
	For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023		For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	315,039	$2,886,423	701,985	$6,482,853	751,662	$6,720,036	1,048,381	$9,244,118
Reinvestment of distributions	233,326	2,141,266	477,923	4,391,995	478,447	4,271,828	870,945	7,647,604
Cost of Shares redeemed	(1,301,349)	(11,881,517)	(2,599,418)	(23,908,984)	(1,350,241)	(12,011,678)	(2,538,254)	(22,362,163)
Change from Class A Share Transactions	(752,984)	(6,853,828)	(1,419,510)	(13,034,136)	(120,132)	(1,019,814)	(618,928)	(5,470,441)
Class C
Proceeds from Shares issued	32,462	267,353	33,062	279,528	694,370	5,974,275	613,812	5,232,276
Reinvestment of distributions	6,477	53,974	15,191	127,251	91,399	785,677	154,389	1,307,591
Cost of Shares redeemed	(98,320)	(803,943)	(208,075)	(1,755,105)	(381,065)	(3,254,391)	(787,372)	(6,697,572)
Change from Class C Share Transactions	(59,381)	(482,616)	(159,822)	(1,348,326)	404,704	3,505,561	(19,171)	(157,705)
Class Y
Proceeds from Shares issued	622,883	5,700,649	1,110,746	10,282,846	15,894,300	144,678,619	14,458,165	129,795,693
Reinvestment of distributions	106,779	979,400	211,257	1,939,470	1,138,406	10,347,376	1,326,671	11,841,076
Cost of Shares redeemed	(913,639)	(8,326,160)	(2,026,891)	(18,739,214)	(6,924,635)	(62,233,266)	(7,565,345)	(67,640,669)
Change from Class Y Share Transactions	(183,977)	(1,646,111)	(704,888)	(6,516,898)	10,108,071	92,792,729	8,219,491	73,996,100
Institutional Class
Proceeds from Shares issued	2,364,496	21,596,397	3,674,786	34,110,952	4,695,614	43,307,601	551,587	4,977,060
Reinvestment of distributions	169,320	1,551,494	284,519	2,610,512	80,525	740,435	29,674	266,705
Cost of Shares redeemed	(2,600,909)	(23,646,752)	(2,663,425)	(24,561,136)	(98,940)	(905,637)	(193,647)	(1,744,542)
Change from Institutional Class Share Transactions	(67,093)	(498,861)	1,295,880	12,160,328	4,677,199	43,142,399	387,614	3,499,223
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—	—	—
Change from Share Transactions	(1,063,435)	$(9,481,416)	(988,340)	$(8,739,032)	15,069,842	$138,420,875	7,969,006	$71,867,177
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Dividend Equity Fund				Touchstone High Yield Fund
For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023		For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

4,612,901	$77,914,645	9,133,770	$149,424,859	98,074	$716,008	960,683	$6,804,663
2,718,779	46,678,627	3,968,436	64,495,430	43,239	315,275	88,296	626,553
(10,706,978)	(179,989,821)	(20,596,595)	(337,257,289)	(141,516)	(1,025,867)	(1,193,530)	(8,470,386)
(3,375,298)	(55,396,549)	(7,494,389)	(123,337,000)	(203)	5,416	(144,551)	(1,039,170)

127,807	2,156,079	375,934	6,095,130	264	1,905	20,211	142,797
640,085	10,845,370	1,258,395	20,312,459	1,280	9,301	2,946	20,841
(5,715,604)	(95,414,684)	(12,394,261)	(200,934,264)	(27,064)	(193,157)	(42,680)	(303,663)
(4,947,712)	(82,413,235)	(10,759,932)	(174,526,675)	(25,520)	(181,951)	(19,523)	(140,025)

1,792,578	30,164,546	3,630,133	59,307,296	395,679	3,011,101	1,325,741	9,704,717
1,274,494	21,856,156	2,108,464	34,206,319	78,642	592,717	179,191	1,311,911
(6,078,885)	(101,774,616)	(15,747,586)	(257,199,586)	(580,877)	(4,425,122)	(2,178,857)	(15,989,945)
(3,011,813)	(49,753,914)	(10,008,989)	(163,685,971)	(106,556)	(821,304)	(673,925)	(4,973,317)

3,376	58,077	3,205,037	52,232,159	302,979	2,303,203	205,109	1,515,683
3,160	54,183	4,606	74,646	293,311	2,209,364	554,680	4,060,544
(24,087)	(412,099)	(3,142,588)	(51,282,405)	(532,955)	(4,031,980)	(831,624)	(5,998,937)
(17,551)	(299,839)	67,055	1,024,400	63,335	480,587	(71,835)	(422,710)

87	1,483	10,123	165,596	—	—	—	—
1,903	32,634	5,282	85,743	—	—	—	—
(19,500)	(313,826)	(56,828)	(929,097)	—	—	—	—
(17,510)	(279,709)	(41,423)	(677,758)	—	—	—	—
(11,369,884)	$(188,143,246)	(28,237,678)	$(461,203,004)	(68,944)	$(517,252)	(909,834)	$(6,575,222)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Impact Bond Fund				Touchstone Mid Cap Fund
	For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023		For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	698,939	$6,228,728	210,089	$1,872,361	377,019	$18,547,348	649,060	$28,826,970
Reinvestment of distributions	20,110	178,462	27,227	241,722	17,917	900,468	32,166	1,324,422
Cost of Shares redeemed	(143,527)	(1,262,088)	(290,960)	(2,585,064)	(282,297)	(13,990,748)	(648,211)	(28,358,687)
Change from Class A Share Transactions	575,522	5,145,102	(53,644)	(470,981)	112,639	5,457,068	33,015	1,792,705
Class C
Proceeds from Shares issued	1,988	17,680	27,502	246,250	168,327	7,715,104	262,542	10,711,065
Reinvestment of distributions	2,057	18,180	3,612	32,028	10,095	460,113	21,600	818,513
Cost of Shares redeemed	(10,042)	(88,551)	(18,498)	(163,584)	(227,964)	(10,099,865)	(452,817)	(18,059,531)
Change from Class C Share Transactions	(5,997)	(52,691)	12,616	114,694	(49,542)	(1,924,648)	(168,675)	(6,529,953)
Class Y
Proceeds from Shares issued	4,197,485	36,841,754	8,716,760	78,032,049	11,828,861	600,058,465	18,711,876	837,891,526
Reinvestment of distributions	497,061	4,401,227	825,222	7,335,072	597,357	30,830,297	924,879	38,740,907
Cost of Shares redeemed	(3,412,386)	(30,055,137)	(7,744,580)	(69,165,993)	(8,444,286)	(426,648,468)	(22,184,645)	(986,903,115)
Change from Class Y Share Transactions	1,282,160	11,187,844	1,797,402	16,201,128	3,981,932	204,240,294	(2,547,890)	(110,270,682)
Class Z
Proceeds from Shares issued	—	—	—	—	90,036	4,433,912	121,238	5,343,875
Reinvestment of distributions	—	—	—	—	6,046	301,347	12,847	525,007
Cost of Shares redeemed	—	—	—	—	(110,827)	(5,529,193)	(220,182)	(9,632,951)
Change from Class Z Share Transactions	—	—	—	—	(14,745)	(793,934)	(86,097)	(3,764,069)
Institutional Class
Proceeds from Shares issued	4,406,843	38,895,517	9,007,849	80,101,204	4,126,741	211,694,542	10,157,506	452,106,954
Reinvestment of distributions	435,956	3,858,893	720,494	6,403,344	96,042	4,982,269	131,954	5,549,935
Cost of Shares redeemed	(4,662,667)	(40,922,337)	(8,060,077)	(71,717,690)	(3,018,161)	(155,733,492)	(10,610,262)	(468,696,627)
Change from Institutional Class Share Transactions	180,132	1,832,073	1,668,266	14,786,858	1,204,622	60,943,319	(320,802)	(11,039,738)
Class R6
Proceeds from Shares issued	454,011	4,032,008	2,968,049	26,523,017	1,673,360	83,824,656	3,316,011	149,069,605
Reinvestment of distributions	9,109	80,655	15,496	137,717	28,590	1,486,549	30,863	1,299,019
Cost of Shares redeemed	(282,451)	(2,474,016)	(256,983)	(2,300,952)	(2,297,382)	(117,906,044)	(4,416,974)	(198,665,238)
Change from Class R6 Share Transactions	180,669	1,638,647	2,726,562	24,359,782	(595,432)	(32,594,839)	(1,070,100)	(48,296,614)
Change from Share Transactions	2,212,486	$19,750,975	6,151,202	$54,991,481	4,639,474	$235,327,260	(4,160,549)	$(178,108,351)
(A)	Represents the period from commencement of operations (August 31, 2023) through September 30, 2023 for Class R6 shares.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Mid Cap Value Fund				Touchstone Sands Capital International Growth Equity Fund
For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023		For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023(A)
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

63,506	$1,349,998	237,934	$5,073,860	124,004	$1,025,027	110,039	$812,323
10,515	228,631	34,260	711,225	35,641	284,067	22,885	154,471
(76,744)	(1,614,168)	(198,019)	(4,164,561)	(215,956)	(1,649,599)	(216,669)	(1,569,311)
(2,723)	(35,539)	74,175	1,620,524	(56,311)	(340,505)	(83,745)	(602,517)

6,386	129,492	28,244	572,306	—	—	3,174	20,838
2,086	43,134	11,712	232,769	1,385	11,058	—	—
(57,098)	(1,165,054)	(94,968)	(1,917,691)	(4,252)	(32,562)	(129,830)	(969,135)
(48,626)	(992,428)	(55,012)	(1,112,616)	(2,867)	(21,504)	(126,656)	(948,297)

919,607	19,777,034	3,528,173	74,591,975	1,043,058	8,572,117	255,485	1,846,988
275,686	6,045,932	1,019,703	21,305,963	82,239	657,103	57,249	386,433
(1,837,775)	(39,399,416)	(5,919,866)	(123,438,369)	(960,575)	(7,457,191)	(775,331)	(5,466,599)
(642,482)	(13,576,450)	(1,371,990)	(27,540,431)	164,722	1,772,029	(462,597)	(3,233,178)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

6,696,655	145,046,989	6,143,322	130,109,089	—	—	697,797	5,086,978
250,359	5,531,892	815,809	17,149,947	18	142	24,215	163,206
(5,364,724)	(115,263,008)	(9,273,811)	(195,771,133)	—	—	(1,710,896)	(12,784,237)
1,582,290	35,315,873	(2,314,680)	(48,512,097)	18	142	(988,884)	(7,534,053)

—	—	—	—	—	—	2,058,781	15,585,000
—	—	—	—	86,314	688,890	—	—
—	—	—	—	—	—	—	—
—	—	—	—	86,314	688,890	2,058,781	15,585,000
888,459	$20,711,456	(3,667,507)	$(75,544,620)	191,876	$2,099,052	396,899	$3,266,955

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Sands Capital Select Growth Fund^				Touchstone Small Cap Fund
	For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023		For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	668,663	$8,485,367	1,817,428	$17,756,652	720,265	$9,913,338	282,898	$3,741,430
Reinvestment of distributions	—	—	—	—	23,746	322,069	5,950	71,156
Cost of Shares redeemed	(4,013,005)	(49,455,213)	(7,233,428)	(69,188,926)	(60,562)	(824,141)	(91,363)	(1,150,402)
Change from Class A Share Transactions	(3,344,342)	(40,969,846)	(5,416,000)	(51,432,274)	683,449	9,411,266	197,485	2,662,184
Class C
Proceeds from Shares issued	55,405	680,291	133,400	1,305,737	64,243	806,716	11,810	130,998
Reinvestment of distributions	—	—	—	—	832	9,829	378	3,981
Cost of Shares redeemed	(299,414)	(3,738,145)	(849,812)	(8,113,817)	(3,135)	(36,851)	(4,468)	(50,099)
Change from Class C Share Transactions	(244,009)	(3,057,854)	(716,412)	(6,808,080)	61,940	779,694	7,720	84,880
Class S
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class S Share Transactions	—	—	—	—	—	—	—	—
Class Y
Proceeds from Shares issued	2,127,185	30,024,934	10,684,298	113,318,127	7,279,834	104,188,434	2,942,642	38,124,552
Reinvestment of distributions	—	—	—	—	227,584	3,165,014	88,365	1,078,094
Cost of Shares redeemed	(10,494,793)	(154,474,727)	(25,072,578)	(268,598,210)	(909,133)	(12,799,611)	(1,030,250)	(13,477,272)
Change from Class Y Share Transactions	(8,367,608)	(124,449,793)	(14,388,280)	(155,280,083)	6,598,285	94,553,837	2,000,757	25,725,374
Class Z
Proceeds from Shares issued	764,757	9,358,663	453,854	4,430,287	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	(2,035,381)	(25,573,178)	(5,668,122)	(53,642,802)	—	—	—	—
Change from Class Z Share Transactions	(1,270,624)	(16,214,515)	(5,214,268)	(49,212,515)	—	—	—	—
Institutional Class
Proceeds from Shares issued	21,470,414	308,518,700	48,862,372	525,452,758	396,587	5,526,263	318,407	3,953,747
Reinvestment of distributions	—	—	—	—	93,132	1,292,343	55,124	670,169
Cost of Shares redeemed	(32,415,943)	(447,797,117)	(71,925,180)	(767,936,700)	(230,680)	(3,284,373)	(705,382)	(9,040,404)
Change from Institutional Class Share Transactions	(10,945,529)	(139,278,417)	(23,062,808)	(242,483,942)	259,039	3,534,233	(331,851)	(4,416,488)
Class R6
Proceeds from Shares issued	1,940,515	27,365,968	8,081,234	89,264,784	—	—	—	—
Cost of Shares redeemed	(2,610,032)	(37,955,158)	(7,100,239)	(78,995,816)	—	—	—	—
Change from Class R6 Share Transactions	(669,517)	(10,589,190)	980,995	10,268,968	—	—	—	—
Change from Share Transactions	(24,841,629)	$(334,559,615)	(47,816,773)	$(494,947,926)	7,602,713	$108,279,030	1,874,111	$24,055,950
^	The September 30, 2023 Class C share amounts relating to Proceeds from Shares issued, Reinvestment of distributions, Cost of Shares redeemed, and Change from Class C Share Transactions as well as Change from Share transactions were updated to reflect the effect of a 1 for 0.796098 reverse stock split for Class C shares on October 14, 2022.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Small Cap Value Fund				Touchstone Ultra Short Duration Fixed Income Fund
For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023		For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

3,618	$122,250	14,025	$456,553	1,180,117	$10,743,452	2,255,294	$20,324,438
3,545	124,284	129	4,019	195,943	1,789,425	382,000	3,445,484
(23,109)	(768,451)	(39,115)	(1,258,663)	(1,077,385)	(9,833,398)	(8,198,132)	(73,903,505)
(15,946)	(521,917)	(24,961)	(798,091)	298,675	2,699,479	(5,560,838)	(50,133,583)

1,233	40,270	3,244	98,563	153,777	1,404,207	173,382	1,563,481
42	1,388	—	—	5,989	54,744	10,468	94,530
(413)	(13,801)	(2,335)	(71,329)	(139,451)	(1,274,509)	(377,159)	(3,399,049)
862	27,857	909	27,234	20,315	184,442	(193,309)	(1,741,038)

—	—	—	—	6,167	56,051	15,966	143,784
—	—	—	—	82,224	751,172	143,348	1,294,155
—	—	—	—	(459,620)	(4,192,078)	(975,095)	(8,791,629)
—	—	—	—	(371,229)	(3,384,855)	(815,781)	(7,353,690)

46,431	1,556,449	119,524	3,902,207	9,591,039	87,582,656	15,457,511	139,351,355
6,245	220,390	970	30,495	520,310	4,754,060	887,509	8,012,776
(67,133)	(2,193,804)	(186,446)	(6,060,333)	(7,932,976)	(72,430,407)	(22,793,855)	(205,592,385)
(14,457)	(416,965)	(65,952)	(2,127,631)	2,178,373	19,906,309	(6,448,835)	(58,228,254)

—	—	—	—	135,477	1,234,319	311,298	2,810,054
—	—	—	—	108,162	988,018	185,731	1,676,437
—	—	—	—	(408,900)	(3,729,832)	(1,461,843)	(13,182,828)
—	—	—	—	(165,261)	(1,507,495)	(964,814)	(8,696,337)

1,481,824	52,355,185	2,744,901	91,191,122	1,508,966	13,780,883	5,200,345	46,884,763
9,443	334,285	2,085	65,643	258,982	2,362,868	669,285	6,034,088
(365,209)	(12,124,476)	(1,289,599)	(42,519,091)	(5,048,387)	(45,983,694)	(16,341,527)	(147,233,412)
1,126,058	40,564,994	1,457,387	48,737,674	(3,280,439)	(29,839,943)	(10,471,897)	(94,314,561)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
1,096,517	$39,653,969	1,367,383	$45,839,186	(1,319,566)	$(11,942,063)	(24,455,474)	$(220,467,463)

Financial Highlights
Touchstone Active Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/19	$10.01	$0.27	$0.68	$0.95	$(0.28)	$ —	$(0.28)	$10.68	9.68%	$127,502	0.90%	1.00%	2.68%	235%
09/30/20	10.68	0.28(2)	0.55	0.83	(0.28)	—	(0.28)	11.23	7.91	128,086	0.90	0.95	2.54	261
09/30/21	11.23	0.22(2)	(0.10)	0.12	(0.23)	—	(0.23)	11.12	1.10	186,813	0.90	0.93	1.99	144(3)
09/30/22	11.12	0.23(2)	(2.04)	(1.81)	(0.25)	(0.03)	(0.28)	9.03	(16.52)	135,000	0.85	0.93	2.20	159
09/30/23	9.03	0.34(2)	(0.13)	0.21	(0.34)	—	(0.34)	8.90	2.29	120,437	0.83	0.97	3.66	146
03/31/24(4)	8.90	0.18(2)	0.40	0.58	(0.18)	—	(0.18)	9.30	6.57(5)	118,882	0.83(6)	0.98(6)	3.91(6)	81(5)
Class C
09/30/19	$9.23	$0.12	$0.68	$0.80	$(0.21)	$ —	$(0.21)	$9.82	8.83%	$11,743	1.65%	1.85%	1.93%	235%
09/30/20	9.82	0.18(2)	0.51	0.69	(0.21)	—	(0.21)	10.30	7.11	5,618	1.65	1.93	1.79	261
09/30/21	10.30	0.13(2)	(0.09)	0.04	(0.16)	—	(0.16)	10.18	0.39	9,229	1.64	1.93	1.25	144(3)
09/30/22	10.18	0.14(2)	(1.87)	(1.73)	(0.18)	(0.03)	(0.21)	8.24	(17.17)	4,667	1.58	1.89	1.46	159
09/30/23	8.24	0.25(2)	(0.11)	0.14	(0.28)	—	(0.28)	8.10	1.65	3,290	1.56	2.15	2.93	146
03/31/24(4)	8.10	0.13(2)	0.36	0.49	(0.15)	—	(0.15)	8.44	6.10(5)	2,930	1.56(6)	2.33(6)	3.18(6)	81(5)
Class Y
09/30/19	$10.00	$0.31	$0.67	$0.98	$(0.31)	$ —	$(0.31)	$10.67	9.96%	$90,336	0.65%	0.73%	2.93%	235%
09/30/20	10.67	0.30(2)	0.56	0.86	(0.31)	—	(0.31)	11.22	8.18	90,235	0.65	0.73	2.79	261
09/30/21	11.22	0.25(2)	(0.10)	0.15	(0.26)	—	(0.26)	11.11	1.35	92,882	0.65	0.70	2.24	144(3)
09/30/22	11.11	0.25(2)	(2.03)	(1.78)	(0.28)	(0.03)	(0.31)	9.02	(16.32)	56,003	0.60	0.68	2.44	159
09/30/23	9.02	0.36(2)	(0.13)	0.23	(0.36)	—	(0.36)	8.89	2.55	48,931	0.58	0.72	3.91	146
03/31/24(4)	8.89	0.19(2)	0.41	0.60	(0.19)	—	(0.19)	9.30	6.83(5)	49,433	0.58(6)	0.73(6)	4.16(6)	81(5)
Institutional Class
09/30/19	$10.00	$0.30	$0.69	$0.99	$(0.32)	$ —	$(0.32)	$10.67	10.06%	$96,477	0.57%	0.66%	3.01%	235%
09/30/20	10.67	0.31(2)	0.56	0.87	(0.32)	—	(0.32)	11.22	8.23	134,659	0.57	0.63	2.87	261
09/30/21	11.22	0.26(2)	(0.10)	0.16	(0.27)	—	(0.27)	11.11	1.43	99,607	0.57	0.61	2.32	144(3)
09/30/22	11.11	0.26(2)	(2.04)	(1.78)	(0.28)	(0.03)	(0.31)	9.02	(16.26)	68,399	0.52	0.59	2.53	159
09/30/23	9.02	0.37(2)	(0.13)	0.24	(0.37)	—	(0.37)	8.89	2.63	78,943	0.50	0.63	3.99	146
03/31/24(4)	8.89	0.19(2)	0.41	0.60	(0.20)	—	(0.20)	9.29	6.76(5)	81,889	0.50(6)	0.64(6)	4.24(6)	81(5)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The net investment income per share was based on average shares outstanding for the period.
(3)	Portfolio turnover excludes the purchases and sales of securities of the AIG U.S. Government Securities Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Ares Credit Opportunities Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Return of capital	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/19	$9.96	$0.52	$0.12	$0.64	$(0.54)	$ (0.11)	$—	$(0.65)	$9.95	6.69%	$226	1.55%	7.56%	5.46%	94%
09/30/19(3)	9.95	0.20	0.04	0.24	(0.12)	(0.04)	—	(0.16)	10.03	1.40(4)	7,239	1.18(5)	2.55(5)	5.43(5)	28(4)(6)
09/30/20	10.03	0.57	(0.61)	(0.04)	(0.54)	—	—	(0.54)	9.45	(0.29)	5,597	1.18	1.61	5.90	115
09/30/21	9.45	0.47(7)	1.07	1.54	(0.53)	—	—	(0.53)	10.46	16.67	141,422	1.09	1.32	4.45	135(8)
09/30/22	10.46	0.47(7)	(1.53)	(1.06)	(0.43)	(0.32)	(0.01)	(0.76)	8.64	(10.60)	115,483	1.07	1.26	4.87	72
09/30/23	8.64	0.67(7)	0.12	0.79	(0.68)	—	—	(0.68)	8.75	9.31	111,502	1.07	1.26	7.59	54
03/31/24(9)	8.75	0.36(7)	0.31	0.67	(0.38)	—	—	(0.38)	9.04	7.83(4)	114,040	1.05(5)	1.20(5)	8.06(5)	25(4)
Class C
06/30/19	$10.00	$0.43	$0.14	$0.57	$(0.48)	$ (0.11)	$—	$(0.59)	$9.98	5.97%	$127	2.26%	11.81%	4.75%	94%
09/30/19(3)	9.98	0.19	(0.27)	(0.08)	(0.11)	(0.04)	—	(0.15)	9.75	1.15(4)	4,538	1.93(5)	3.62(5)	4.68(5)	28(4)(6)
09/30/20	9.75	0.52	(0.62)	(0.10)	(0.47)	—	—	(0.47)	9.18	(0.98)	2,246	1.93	2.61	5.15	115
09/30/21	9.18	0.40(7)	1.02	1.42	(0.47)	—	—	(0.47)	10.13	15.79	31,605	1.56	2.17	3.98	135(8)
09/30/22	10.13	0.42(7)	(1.47)	(1.05)	(0.40)	(0.32)	(0.01)	(0.73)	8.35	(11.01)	17,575	1.47	2.05	4.47	72
09/30/23	8.35	0.61(7)	0.11	0.72	(0.64)	—	—	(0.64)	8.43	8.91	17,580	1.47	2.07	7.19	54
03/31/24(9)	8.43	0.33(7)	0.30	0.63	(0.37)	—	—	(0.37)	8.69	7.56(4)	21,635	1.45(5)	2.03(5)	7.66(5)	25(4)
Class Y
06/30/19	$9.96	$0.60	$0.06	$0.66	$(0.56)	$ (0.11)	$—	$(0.67)	$9.95	7.05%	$11,356	1.09%	1.71%	5.93%	94%
09/30/19(3)	9.95	0.17	0.21	0.38	(0.13)	(0.04)	—	(0.17)	10.16	1.54(4)	47,483	0.93(5)	1.60(5)	5.68(5)	28(4)(6)
09/30/20	10.16	0.59	(0.62)	(0.03)	(0.56)	—	—	(0.56)	9.57	(0.13)	36,558	0.93	1.20	6.15	115
09/30/21	9.57	0.48(7)	1.11	1.59	(0.55)	—	—	(0.55)	10.61	16.98	101,613	0.88	1.07	4.66	135(8)
09/30/22	10.61	0.49(7)	(1.54)	(1.05)	(0.45)	(0.32)	(0.01)	(0.78)	8.78	(10.47)	135,892	0.87	1.02	5.07	72
09/30/23	8.78	0.70(7)	0.12	0.82	(0.70)	—	—	(0.70)	8.90	9.55	210,871	0.87	1.00	7.79	54
03/31/24(9)	8.90	0.37(7)	0.31	0.68	(0.39)	—	—	(0.39)	9.19	7.80(4)	310,801	0.85(5)	0.91(5)	8.26(5)	25(4)
Institutional Class
06/30/19	$9.96	$0.58	$0.09	$0.67	$(0.57)	$ (0.11)	$—	$(0.68)	$9.95	7.04%	$47,531	1.24%	1.50%	5.78%	94%
09/30/19(3)	9.95	0.15	0.29	0.44	(0.13)	(0.04)	—	(0.17)	10.22	1.57(4)	48,158	0.83(5)	1.36(5)	5.78(5)	28(4)(6)
09/30/20	10.22	0.61	(0.63)	(0.02)	(0.57)	—	—	(0.57)	9.63	(0.02)	42,982	0.83	1.06	6.25	115
09/30/21	9.63	0.49(7)	1.12	1.61	(0.56)	—	—	(0.56)	10.68	17.07	2,627	0.78	0.97	4.76	135(8)
09/30/22	10.68	0.51(7)	(1.56)	(1.05)	(0.46)	(0.32)	(0.01)	(0.79)	8.84	(10.39)	2,139	0.77	1.15	5.17	72
09/30/23	8.84	0.71(7)	0.11	0.82	(0.70)	—	—	(0.70)	8.96	9.59	5,644	0.77	1.21	7.89	54
03/31/24(9)	8.96	0.37(7)	0.33	0.70	(0.39)	—	—	(0.39)	9.27	8.00(4)	49,175	0.75(5)	0.94(5)	8.36(5)	25(4)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding dividend and interest expense on securities sold short would have been lower by 0.02%, 0.04%, 0.04%, 0.05%, 0.10%, 0.10% and 0.10% for the six months ended March 31, 2024, for the years ended September 30, 2023, 2022, 2021, 2020, for the period ended September 30, 2019, and for the year ended June 30, 2019, respectively.
(3)	The Fund changed its fiscal year end from June 30 to September 30.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Ares Credit Opportunities Fund acquired on September 6, 2019. If these transactions were included, portfolio turnover would have been higher.
(7)	The net investment income per share was based on average shares outstanding for the period.
(8)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Dynamic Diversified Income Fund and the AIG Senior Floating Rate Fund acquired on June 25, 2021 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
(9)	Unaudited.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Dividend Equity Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
10/31/18	$18.81	$0.47	$0.15	$0.62	$(0.44)	$ (1.44)	$(1.88)	$17.55	3.03%	$3,570,189	1.04%	1.04%	2.57%	38%
10/31/19	17.55	0.50	0.39	0.89	(0.49)	(0.78)	(1.27)	17.17	5.42	2,381,987	1.05	1.05	2.90	37
10/31/20	17.17	0.55	(2.42)	(1.87)	(0.60)	(0.58)	(1.18)	14.12	(11.33)	1,666,379	1.09	1.09	3.60	68
09/30/21(3)	14.12	0.29	2.83	3.12	(0.36)	—	(0.36)	16.88	22.13(4)	1,737,804	1.09(5)	1.09(5)	1.91(5)	83(4)(6)
09/30/22	16.88	0.28	(1.87)	(1.59)	(0.30)	(0.31)	(0.61)	14.68	(9.90)	1,398,059	0.99	1.00	1.64	12
09/30/23	14.68	0.31	1.70	2.01	(0.27)	(0.59)	(0.86)	15.83	13.59	1,388,830	0.99	1.02	1.87	13(7)
03/31/24(8)	15.83	0.17	2.94	3.11	(0.23)	(0.43)	(0.66)	18.28	19.95(4)	1,542,407	0.99(5)	1.02(5)	1.96(5)	5(4)
Class C
10/31/18	$18.65	$0.35	$0.14	$0.49	$(0.32)	$ (1.44)	$(1.76)	$17.38	2.31%	$3,142,587	1.69%	1.69%	1.92%	38%
10/31/19	17.38	0.38	0.39	0.77	(0.37)	(0.78)	(1.15)	17.00	4.78	2,421,728	1.70	1.70	2.27	37
10/31/20	17.00	0.47	(2.40)	(1.93)	(0.50)	(0.58)	(1.08)	13.99	(11.89)	1,117,141	1.74	1.74	2.99	68
09/30/21(3)	13.99	0.19	2.80	2.99	(0.24)	—	(0.24)	16.74	21.38(4)	806,336	1.75(5)	1.77(5)	1.27(5)	83(4)(6)
09/30/22	16.74	0.16	(1.86)	(1.70)	(0.17)	(0.31)	(0.48)	14.56	(10.54)	471,273	1.69	1.76	0.94	12
09/30/23	14.56	0.19	1.69	1.88	(0.15)	(0.59)	(0.74)	15.70	12.79	339,231	1.69	1.78	1.17	13(7)
03/31/24(8)	15.70	0.11	2.91	3.02	(0.16)	(0.43)	(0.59)	18.13	19.56(4)	301,998	1.69(5)	1.79(5)	1.26(5)	5(4)
Class Y
10/31/18	$18.79	$0.51	$0.15	$0.66	$(0.49)	$ (1.44)	$(1.93)	$17.52	3.21%	$5,289,972	0.84%	0.84%	2.77%	38%
10/31/19	17.52	0.53	0.39	0.92	(0.52)	(0.78)	(1.30)	17.14	5.66	4,094,116	0.85	0.85	3.13	37
10/31/20	17.14	0.61	(2.44)	(1.83)	(0.63)	(0.58)	(1.21)	14.10	(11.11)	1,691,794	0.88	0.88	3.83	68
09/30/21(3)(9)	14.10	0.33	2.81	3.14	(0.39)	—	(0.39)	16.85	22.33(4)	1,161,841	0.88(5)	0.88(5)	2.14(5)	83(4)(6)
09/30/22	16.85	0.32	(1.86)	(1.54)	(0.34)	(0.31)	(0.65)	14.66	(9.69)	772,987	0.74	0.74	1.89	12
09/30/23	14.66	0.34	1.70	2.04	(0.31)	(0.59)	(0.90)	15.80	13.89	675,229	0.76	0.76	2.10	13(7)
03/31/24(8)	15.80	0.18	2.95	3.13	(0.25)	(0.43)	(0.68)	18.25	20.12(4)	724,918	0.76(5)	0.76(5)	2.18(5)	5(4)
Institutional Class
09/30/21(3)(10)	$17.02	$0.07	$(0.17)	$(0.10)	$(0.08)	$ —	$(0.08)	$16.84	(0.61)%(4)	$313	0.67%(5)	3.37%(5)	2.01%(5)	83%(4)(6)
09/30/22	16.84	0.33	(1.85)	(1.52)	(0.36)	(0.31)	(0.67)	14.65	(9.62)	885	0.67	1.80	1.97	12
09/30/23	14.65	0.35	1.70	2.05	(0.32)	(0.59)	(0.91)	15.79	13.91	2,013	0.67	0.96	2.19	13(7)
03/31/24(8)	15.79	0.19	2.94	3.13	(0.25)	(0.43)	(0.68)	18.24	20.18(4)	2,005	0.67(5)	1.07(5)	2.28(5)	5(4)
Class R6
09/30/21(3)(11)	$17.34	$0.06	$(0.48)	$(0.42)	$(0.08)	$ —	$(0.08)	$16.84	(2.44)%(4)	$2	0.65%(5)	359.78%(5)	2.26%(5)	83%(4)(6)
09/30/22	16.84	0.32	(1.84)	(1.52)	(0.36)	(0.31)	(0.67)	14.65	(9.56)	1,510	0.65	1.76	1.99	12
09/30/23	14.65	0.36	1.70	2.06	(0.33)	(0.59)	(0.92)	15.79	13.94	974	0.65	1.39	2.20	13(7)
03/31/24(8)	15.79	0.19	2.95	3.14	(0.26)	(0.43)	(0.69)	18.24	20.19(4)	805	0.65(5)	1.77(5)	2.30(5)	5(4)
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The Fund changed its fiscal year end from October 31 to September 30.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover excludes the purchases and sales of securities by the AIG Select Dividend Growth Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(7)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(8)	Unaudited.
(9)	Effective July 16, 2021, Class W shares of the AIG Focused Dividend Strategy Fund were reorganized into Class Y shares of the Fund.
(10)	Represents the period from commencement of operations (July 19, 2021) through September 30, 2021.
(11)	Represents the period from commencement of operations (August 2, 2021) through September 30, 2021.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone High Yield Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/19	$8.12	$0.40	$0.16	$0.56	$(0.41)	$(0.41)	$8.27	7.08%	$14,642	1.05%	1.28%	4.95%	63%
09/30/20	8.27	0.39	(0.41)	(0.02)	(0.39)	(0.39)	7.86	(0.13)	14,578	1.05	1.25	4.84	89
09/30/21	7.86	0.36	0.48	0.84	(0.37)	(0.37)	8.33	10.84	15,081	1.05	1.21	4.35	96
09/30/22	8.33	0.33	(1.54)	(1.21)	(0.35)	(0.35)	6.77	(14.88)	11,824	1.05	1.26	4.33	57
09/30/23	6.77	0.40(2)	0.31	0.71	(0.41)	(0.41)	7.07	10.69	11,322	1.05	1.35	5.60	70
03/31/24(3)	7.07	0.21(2)	0.34	0.55	(0.22)	(0.22)	7.40	7.87(4)	11,845	1.05(5)	1.37(5)	5.77(5)	12(4)
Class C
09/30/19	$8.10	$0.34	$0.16	$0.50	$(0.35)	$(0.35)	$8.25	6.31%	$4,582	1.80%	2.10%	4.20%	63%
09/30/20	8.25	0.29	(0.37)	(0.08)	(0.33)	(0.33)	7.84	(0.89)	1,250	1.80	2.35	4.09	89
09/30/21	7.84	0.26	0.52	0.78	(0.31)	(0.31)	8.31	10.07	835	1.80	2.83	3.60	96
09/30/22	8.31	0.28	(1.54)	(1.26)	(0.30)	(0.30)	6.75	(15.55)	700	1.80	2.82	3.58	57
09/30/23	6.75	0.34(2)	0.31	0.65	(0.36)	(0.36)	7.04	9.74	593	1.80	3.26	4.85	70
03/31/24(3)	7.04	0.18(2)	0.34	0.52	(0.19)	(0.19)	7.37	7.50(4)	433	1.80(5)	4.50(5)	5.02(5)	12(4)
Class Y
09/30/19	$8.35	$0.47	$0.14	$0.61	$(0.44)	$(0.44)	$8.52	7.52%	$44,030	0.80%	0.91%	5.20%	63%
09/30/20	8.52	0.44	(0.45)	(0.01)	(0.42)	(0.42)	8.09	0.02	33,694	0.80	0.89	5.09	89
09/30/21	8.09	0.39	0.50	0.89	(0.40)	(0.40)	8.58	11.18	36,447	0.80	0.89	4.60	96
09/30/22	8.58	0.39	(1.62)	(1.23)	(0.37)	(0.37)	6.98	(14.70)	22,994	0.80	0.96	4.58	57
09/30/23	6.98	0.43(2)	0.32	0.75	(0.43)	(0.43)	7.30	10.92	19,125	0.80	0.99	5.85	70
03/31/24(3)	7.30	0.23(2)	0.35	0.58	(0.23)	(0.23)	7.65	8.03(4)	19,215	0.80(5)	1.04(5)	6.02(5)	12(4)
Institutional Class
09/30/19	$8.35	$0.44	$0.16	$0.60	$(0.44)	$(0.44)	$8.51	7.47%	$135,328	0.72%	0.77%	5.28%	63%
09/30/20	8.51	0.43	(0.42)	0.01	(0.43)	(0.43)	8.09	0.21	135,974	0.72	0.75	5.17	89
09/30/21	8.09	0.40	0.50	0.90	(0.41)	(0.41)	8.58	11.27	87,056	0.72	0.75	4.68	96
09/30/22	8.58	0.37	(1.59)	(1.22)	(0.38)	(0.38)	6.98	(14.63)	67,076	0.72	0.82	4.66	57
09/30/23	6.98	0.43(2)	0.33	0.76	(0.44)	(0.44)	7.30	11.01	69,633	0.72	0.85	5.93	70
03/31/24(3)	7.30	0.23(2)	0.35	0.58	(0.23)	(0.23)	7.65	8.08(4)	73,418	0.72(5)	0.85(5)	6.10(5)	12(4)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The net investment income per share was based on average shares outstanding for the period.
(3)	Unaudited.
(4)	Not annualized.
(5)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Impact Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/19	$9.77	$0.23	$0.69	$0.92	$(0.25)	$(0.25)	$10.44	9.59%	$10,083	0.85%	1.19%	2.28%	22%
09/30/20	10.44	0.19	0.37	0.56	(0.20)	(0.20)	10.80	5.46	16,509	0.85	1.03	1.83	21
09/30/21	10.80	0.15	(0.21)	(0.06)	(0.17)	(0.17)	10.57	(0.57)	17,997	0.84	0.93	1.43	24
09/30/22	10.57	0.18	(1.70)	(1.52)	(0.20)	(0.20)	8.85	(14.52)	11,777	0.76	0.93	1.79	19
09/30/23	8.85	0.26	(0.27)	(0.01)	(0.27)	(0.27)	8.57	(0.20)	10,949	0.76	0.96	2.82	15
03/31/24(2)	8.57	0.14(3)	0.39	0.53	(0.15)	(0.15)	8.95	6.22(4)	16,586	0.76(5)	0.93(5)	3.24(5)	9(4)
Class C
09/30/19	$9.75	$0.16	$0.70	$0.86	$(0.18)	$(0.18)	$10.43	8.89%	$1,475	1.60%	2.94%	1.53%	22%
09/30/20	10.43	0.12	0.37	0.49	(0.13)	(0.13)	10.79	4.69	1,737	1.60	2.55	1.08	21
09/30/21	10.79	0.07	(0.21)	(0.14)	(0.09)	(0.09)	10.56	(1.32)	1,635	1.59	2.37	0.68	24
09/30/22	10.56	0.10	(1.69)	(1.59)	(0.13)	(0.13)	8.84	(15.18)	1,415	1.51	2.25	1.04	19
09/30/23	8.84	0.18	(0.25)	(0.07)	(0.20)	(0.20)	8.57	(0.87)	1,479	1.51	2.25	2.07	15
03/31/24(2)	8.57	0.11(3)	0.39	0.50	(0.12)	(0.12)	8.95	5.82(4)	1,491	1.51(5)	2.49(5)	2.49(5)	9(4)
Class Y
09/30/19	$9.78	$0.26	$0.69	$0.95	$(0.28)	$(0.28)	$10.45	9.84%	$95,218	0.60%	0.68%	2.53%	22%
09/30/20	10.45	0.22	0.38	0.60	(0.23)	(0.23)	10.82	5.81	145,821	0.60	0.64	2.08	21
09/30/21	10.82	0.19	(0.22)	(0.03)	(0.20)	(0.20)	10.59	(0.32)	199,280	0.59	0.60	1.68	24
09/30/22	10.59	0.20	(1.70)	(1.50)	(0.23)	(0.23)	8.86	(14.37)	225,457	0.51	0.52	2.04	19
09/30/23	8.86	0.27	(0.26)	0.01	(0.29)	(0.29)	8.58	0.05	233,839	0.51	0.51	3.07	15
03/31/24(2)	8.58	0.15(3)	0.39	0.54	(0.16)	(0.16)	8.96	6.35(4)	255,694	0.50(5)	0.50(5)	3.49(5)	9(4)
Institutional Class
09/30/19	$9.78	$0.27	$0.69	$0.96	$(0.29)	$(0.29)	$10.45	9.95%	$207,462	0.50%	0.60%	2.63%	22%
09/30/20	10.45	0.23	0.38	0.61	(0.24)	(0.24)	10.82	5.92	227,734	0.50	0.59	2.18	21
09/30/21	10.82	0.19	(0.21)	(0.02)	(0.21)	(0.21)	10.59	(0.22)	216,914	0.49	0.57	1.78	24
09/30/22	10.59	0.21	(1.70)	(1.49)	(0.24)	(0.24)	8.86	(14.29)	243,902	0.41	0.49	2.14	19
09/30/23	8.86	0.28	(0.26)	0.02	(0.30)	(0.30)	8.58	0.15	250,604	0.41	0.48	3.17	15
03/31/24(2)	8.58	0.16(3)	0.39	0.55	(0.17)	(0.17)	8.96	6.40(4)	263,320	0.41(5)	0.48(5)	3.59(5)	9(4)
Class R6
09/30/22(6)	$10.51	$0.19	$(1.61)	$(1.42)	$(0.23)	$(0.23)	$8.86	(13.72)%(4)	$2	0.37%(5)	238.46%(5)	2.18%(5)	19%
09/30/23	8.86	0.26	(0.24)	0.02	(0.30)	(0.30)	8.58	0.18	23,402	0.37	0.46	3.21	15
03/31/24(2)	8.58	0.16(3)	0.39	0.55	(0.17)	(0.17)	8.96	6.42(4)	26,059	0.37(5)	0.45(5)	3.63(5)	9(4)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Unaudited.
(3)	The net investment income per share was based on average shares outstanding for the period.
(4)	Not annualized.
(5)	Annualized.
(6)	Represents the period from commencement of operations (November 22, 2021) through September 30, 2022.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/19	$34.99	$0.05	$5.00	$5.05	$(0.02)	$ (1.15)	$(1.17)	$38.87	15.34%	$61,772	1.23%	1.36%	0.19%	25%
09/30/20	38.87	0.03(3)	1.27	1.30	(0.24)	(0.89)	(1.13)	39.04	3.32	103,964	1.21	1.29	0.08	18
09/30/21	39.04	(0.07)(3)	8.33	8.26	(0.13)	(0.70)	(0.83)	46.47	21.34	137,477	1.22	1.23	(0.15)	21(4)
09/30/22	46.47	(0.05)(3)	(6.26)	(6.31)	(0.15)	(1.21)	(1.36)	38.80	(14.13)	109,653	1.23	1.23	(0.11)	15(4)
09/30/23	38.80	0.02(3)	7.50	7.52	(0.12)	(0.44)	(0.56)	45.76	19.55	130,846	1.22	1.23	0.04	18(4)
03/31/24(5)	45.76	(0.01)(3)	10.58	10.57	(0.05)	(0.31)	(0.36)	55.97	23.18(6)	166,334	1.20(7)	1.20(7)	(0.06)(7)	9(4)(6)
Class C
09/30/19	$33.01	$(0.17)	$4.65	$4.48	$—	$ (1.15)	$(1.15)	$36.34	14.48%	$66,855	1.98%	2.07%	(0.56)%	25%
09/30/20	36.34	(0.23)(3)	1.16	0.93	—	(0.89)	(0.89)	36.38	2.54	78,959	1.96	2.00	(0.67)	18
09/30/21	36.38	(0.36)(3)	7.74	7.38	(0.06)	(0.70)	(0.76)	43.00	20.47	90,388	1.93	1.93	(0.86)	21(4)
09/30/22	43.00	(0.34)(3)	(5.74)	(6.08)	(0.07)	(1.21)	(1.28)	35.64	(14.71)	65,812	1.93	1.93	(0.81)	15(4)
09/30/23	35.64	(0.27)(3)	6.88	6.61	(0.05)	(0.44)	(0.49)	41.76	18.70	70,076	1.94	1.94	(0.67)	18(4)
03/31/24(5)	41.76	(0.18)(3)	9.64	9.46	—	(0.31)	(0.31)	50.91	22.72(6)	82,909	1.92(7)	1.92(7)	(0.78)(7)	9(4)(6)
Class Y
09/30/19	$35.33	$0.14	$5.05	$5.19	$(0.04)	$ (1.15)	$(1.19)	$39.33	15.62%	$1,194,001	0.98%	1.07%	0.44%	25%
09/30/20	39.33	0.12(3)	1.28	1.40	(0.29)	(0.89)	(1.18)	39.55	3.57	2,443,232	0.96	1.00	0.33	18
09/30/21	39.55	0.05(3)	8.44	8.49	(0.16)	(0.70)	(0.86)	47.18	21.64	3,258,367	0.97(8)	0.93	0.10	21(4)
09/30/22	47.18	0.08(3)	(6.36)	(6.28)	(0.18)	(1.21)	(1.39)	39.51	(13.87)	2,789,008	0.94(8)	0.95	0.17	15(4)
09/30/23	39.51	0.15(3)	7.64	7.79	(0.15)	(0.44)	(0.59)	46.71	19.90	3,178,397	0.94	0.94	0.33	18(4)
03/31/24(5)	46.71	0.06(3)	10.79	10.85	(0.17)	(0.31)	(0.48)	57.08	23.34(6)	4,111,554	0.92(7)	0.92(7)	0.22(7)	9(4)(6)
Class Z
09/30/19	$34.78	$0.05	$4.96	$5.01	$(0.02)	$ (1.15)	$(1.17)	$38.62	15.32%	$61,657	1.22%	1.37%	0.19%	25%
09/30/20	38.62	0.03(3)	1.25	1.28	(0.26)	(0.89)	(1.15)	38.75	3.30	77,184	1.21	1.30	0.08	18
09/30/21	38.75	(—)(3)	8.20	8.20	(0.13)	(0.70)	(0.83)	46.12	21.33	54,368	1.22	1.25	(0.15)	21(4)
09/30/22	46.12	(0.05)(3)	(6.21)	(6.26)	(0.14)	(1.21)	(1.35)	38.51	(14.12)	37,449	1.23	1.26	(0.11)	15(4)
09/30/23	38.51	0.02(3)	7.45	7.47	(0.12)	(0.44)	(0.56)	45.42	19.56	40,257	1.22	1.26	0.04	18(4)
03/31/24(5)	45.42	(0.02)(3)	10.50	10.48	(0.04)	(0.31)	(0.35)	55.55	23.15(6)	48,418	1.22(7)	1.26(7)	(0.08)(7)	9(4)(6)
Institutional Class
09/30/19	$35.38	$0.15	$5.08	$5.23	$(0.05)	$ (1.15)	$(1.20)	$39.41	15.71%	$245,418	0.91%	0.97%	0.51%	25%
09/30/20	39.41	0.15(3)	1.29	1.44	(0.32)	(0.89)	(1.21)	39.64	3.64	1,142,677	0.89(8)	0.89	0.40	18
09/30/21	39.64	0.10(3)	8.46	8.56	(0.16)	(0.70)	(0.86)	47.34	21.80	676,846	0.85(8)	0.84	0.22	21(4)
09/30/22	47.34	0.11(3)	(6.39)	(6.28)	(0.19)	(1.21)	(1.40)	39.66	(13.82)	407,132	0.87	0.87	0.25	15(4)
09/30/23	39.66	0.17(3)	7.67	7.84	(0.15)	(0.44)	(0.59)	46.91	19.96	466,528	0.88	0.88	0.38	18(4)
03/31/24(5)	46.91	0.07(3)	10.85	10.92	(0.20)	(0.31)	(0.51)	57.32	23.39(6)	639,071	0.86(7)	0.86(7)	0.28(7)	9(4)(6)
Class R6
09/30/21(9)	$45.92	$0.07(3)	$1.36	$1.43	$—	$ —	$—	$47.35	3.11%(6)	$612,500	0.80%(7)	0.82%(7)	0.27%(7)	21%(4)
09/30/22	47.35	0.14(3)	(6.39)	(6.25)	(0.19)	(1.21)	(1.40)	39.70	(13.76)	598,238	0.81	0.82	0.31	15(4)
09/30/23	39.70	0.21(3)	7.68	7.89	(0.16)	(0.44)	(0.60)	46.99	20.07	657,775	0.80	0.83	0.46	18(4)
03/31/24(5)	46.99	0.09(3)	10.86	10.95	(0.24)	(0.31)	(0.55)	57.39	23.41(6)	769,270	0.80(7)	0.81(7)	0.34(7)	9(4)(6)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.02% and 0.01% for the six months ended March 31, 2024 and for the years ended September 30, 2023, 2022 and 2021, respectively.
(3)	The net investment income per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
(8)	Net expenses include amounts recouped by the Adviser.
(9)	Represents the period from commencement of operations (February 22, 2021) through September 30, 2021.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Value Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/19	$18.71	$0.12	$(0.06)	$0.06	$(0.10)	$ (0.76)	$(0.86)	$17.91	0.81%	$10,866	1.22%	1.53%	0.59%	34%
09/30/20	17.91	0.09	(1.20)	(1.11)	(0.09)	—	(0.09)	16.71	(6.20)	9,864	1.22	1.59	0.50	37
09/30/21	16.71	0.01(3)	6.93	6.94	(0.03)	—	(0.03)	23.62	41.59	13,605	1.23	1.55	0.06	33(4)
09/30/22	23.62	0.14(3)	(2.05)	(1.91)	(0.19)	(1.49)	(1.68)	20.03	(9.04)	12,950	1.22	1.44	0.59	27
09/30/23	20.03	0.14(3)	1.26	1.40	(0.06)	(1.12)	(1.18)	20.25	6.86	14,596	1.24	1.51	0.66	21(4)
03/31/24(5)	20.25	0.07(3)	3.58	3.65	(0.20)	(0.18)	(0.38)	23.52	18.17(6)	16,885	1.24(7)	1.47(7)	0.63(7)	12(4)(6)
Class C
09/30/19	$18.20	$(0.12)	$0.05	$(0.07)	$—	$ (0.76)	$(0.76)	$17.37	0.06%	$5,378	1.97%	2.40%	(0.17)%	34%
09/30/20	17.37	(0.24)	(0.96)	(1.20)	—	—	—	16.17	(6.91)	3,296	1.97	2.57	(0.25)	37
09/30/21	16.17	(0.15)(3)	6.71	6.56	—	—	—	22.73	40.57	4,167	1.98	2.36	(0.69)	33(4)
09/30/22	22.73	(0.03)(3)	(1.97)	(2.00)	—	(1.49)	(1.49)	19.24	(9.73)	4,013	1.97	2.26	(0.16)	27
09/30/23	19.24	(0.02)(3)	1.22	1.20	(0.02)	(1.12)	(1.14)	19.30	6.08	2,963	1.99	2.38	(0.09)	21(4)
03/31/24(5)	19.30	(0.01)(3)	3.40	3.39	(0.16)	(0.18)	(0.34)	22.35	17.69(6)	2,345	1.99(7)	2.70(7)	(0.12)(7)	12(4)(6)
Class Y
09/30/19	$18.79	$0.14	$(0.04)	$0.10	$(0.14)	$ (0.76)	$(0.90)	$17.99	1.08%	$286,407	0.97%	1.19%	0.84%	34%
09/30/20	17.99	0.12	(1.20)	(1.08)	(0.13)	—	(0.13)	16.78	(5.97)	299,596	0.97	1.22	0.75	37
09/30/21	16.78	0.07(3)	6.96	7.03	(0.06)	—	(0.06)	23.75	41.97	400,865	0.98	1.16	0.31	33(4)
09/30/22	23.75	0.20(3)	(2.06)	(1.86)	(0.25)	(1.49)	(1.74)	20.15	(8.81)	349,756	0.97	1.16	0.84	27
09/30/23	20.15	0.19(3)	1.27	1.46	(0.07)	(1.12)	(1.19)	20.42	7.14	326,424	0.99	1.20	0.91	21(4)
03/31/24(5)	20.42	0.09(3)	3.61	3.70	(0.21)	(0.18)	(0.39)	23.73	18.29(6)	364,118	0.99(7)	1.23(7)	0.88(7)	12(4)(6)
Institutional Class
09/30/19	$18.89	$0.17	$(0.04)	$0.13	$(0.17)	$ (0.76)	$(0.93)	$18.09	1.20%	$453,198	0.84%	0.97%	0.97%	34%
09/30/20	18.09	0.15	(1.22)	(1.07)	(0.15)	—	(0.15)	16.87	(5.86)	370,247	0.84	0.98	0.88	37
09/30/21	16.87	0.10(3)	7.00	7.10	(0.09)	—	(0.09)	23.88	42.16	456,557	0.85	0.97	0.44	33(4)
09/30/22	23.88	0.23(3)	(2.07)	(1.84)	(0.28)	(1.49)	(1.77)	20.27	(8.68)	395,187	0.84	0.95	0.97	27
09/30/23	20.27	0.22(3)	1.28	1.50	(0.08)	(1.12)	(1.20)	20.57	7.29	353,386	0.86	0.97	1.04	21(4)
03/31/24(5)	20.57	0.11(3)	3.63	3.74	(0.22)	(0.18)	(0.40)	23.91	18.34(6)	448,723	0.86(7)	0.98(7)	1.01(7)	12(4)(6)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02%, 0.02% and 0.01% for the six months ended March 31, 2024 and for the years ended September 30, 2023 and 2021, respectively.
(3)	The net investment income per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital International Growth Equity Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/19	$9.58	$0.15	$(0.29)	$(0.14)	$(0.17)	$ (0.77)	$(0.94)	$8.50	(0.81)%	$10,333	1.20%	1.52%	1.71%	123%
09/30/20	8.50	0.03	0.62	0.65	(0.02)	(1.69)	(1.71)	7.44	7.93	11,719	1.17	1.81	0.68	80
09/30/21	7.44	0.12	1.57	1.69	(0.03)	—	(0.03)	9.10	22.73	10,218	1.17	1.64	1.06	52
09/30/22	9.10	0.15	(2.66)	(2.51)	(0.12)	(0.50)	(0.62)	5.97	(29.67)	6,595	1.17	1.59	1.94	32
09/30/23	5.97	0.14(3)	1.08	1.22	(0.16)	—	(0.16)	7.03	20.50	7,177	1.17	1.79	1.93	171
03/31/24(4)	7.03	(0.03)(3)	1.95	1.92	(0.12)	(0.21)	(0.33)	8.62	27.76(5)	8,309	1.19(6)	1.84(6)	(0.66)(6)	31(5)
Class C
09/30/19	$9.57	$0.09	$(0.30)	$(0.21)	$(0.11)	$ (0.77)	$(0.88)	$8.48	(1.61)%	$10,691	1.95%	2.16%	1.05%	123%
09/30/20	8.48	(0.03)	0.64	0.61	(—)(7)	(1.69)	(1.69)	7.40	7.35	4,066	1.95	2.56	(0.10)	80
09/30/21	7.40	—	1.61	1.61	—	—	—	9.01	21.76	2,727	1.95	2.56	0.28	52
09/30/22	9.01	0.08	(2.64)	(2.56)	—	(0.50)	(0.50)	5.95	(30.16)	1,086	1.95	2.72	1.16	32
09/30/23	5.95	0.08(3)	1.08	1.16	—	—	—	7.11	19.50	398	1.95	3.62	1.15	171
03/31/24(4)	7.11	(0.06)(3)	1.98	1.92	—	(0.21)	(0.21)	8.82	27.27(5)	468	1.97(6)	5.56(6)	(1.44)(6)	31(5)
Class Y
09/30/19	$9.55	$0.18	$(0.30)	$(0.12)	$(0.19)	$ (0.77)	$(0.96)	$8.47	(0.57)%	$16,554	0.95%	1.09%	2.17%	123%
09/30/20	8.47	0.07	0.61	0.68	(0.03)	(1.69)	(1.72)	7.43	8.32	11,550	0.90	1.49	0.95	80
09/30/21	7.43	0.10	1.61	1.71	(0.05)	—	(0.05)	9.09	23.07	20,434	0.90	1.34	1.33	52
09/30/22	9.09	0.18	(2.66)	(2.48)	(0.12)	(0.50)	(0.62)	5.99	(29.43)	14,560	0.90	1.30	2.21	32
09/30/23	5.99	0.16(3)	1.08	1.24	(0.18)	—	(0.18)	7.05	20.86	13,870	0.90	1.46	2.20	171
03/31/24(4)	7.05	(0.02)(3)	1.95	1.93	(0.14)	(0.21)	(0.35)	8.63	27.86(5)	18,398	0.92(6)	1.46(6)	(0.39)(6)	31(5)
Institutional Class
09/30/19(8)	$8.05(9)	$(0.01)	$0.45	$0.44	$(0.01)	$ —	$(0.01)	$8.48	5.46%(5)	$3	0.89%(6)	2,643.52%(6)	(0.97)%(6)	123%
09/30/20	8.48	0.07	0.60	0.67	(0.03)	(1.69)	(1.72)	7.43	8.30	3	0.89	314.41	0.96	80
09/30/21	7.43	0.12	1.60	1.72	(0.05)	—	(0.05)	9.10	23.21	4	0.89	255.65	1.34	52
09/30/22	9.10	0.22	(2.70)	(2.48)	(0.14)	(0.50)	(0.64)	5.98	(29.41)	5,913	0.89	1.18	2.22	32
09/30/23	5.98	0.16(3)	1.08	1.24	(0.18)	—	(0.18)	7.04	20.79	3	0.89	1.27	2.17	171
03/31/24(4)	7.04	(0.01)(3)	1.94	1.93	(0.12)	(0.21)	(0.33)	8.64	27.85(5)	4	0.88(6)	189.71(6)	(0.36)(6)	31(5)
Class R6
09/30/23(10)	$7.66(11)	$0.01(3)	$(0.63)	$(0.62)	$—	$ —	$—	$7.04	(8.09)%(5)	$14,490	0.82%(6)	1.56%(6)	2.27%(6)	171%
03/31/24(4)	7.04	(0.01)(3)	1.94	1.93	(0.12)	(0.21)	(0.33)	8.64	27.87(5)	18,532	0.84(6)	1.22(6)	(0.31)(6)	31(5)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02% for the six months ended March 31, 2024.
(3)	The net investment income per share was based on average shares outstanding for the period.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
(7)	Less than $0.005 per share.
(8)	Represents the period from commencement of operations (August 23, 2019) through September 30, 2019.
(9)	Net asset value at the beginning of period is based on the net asset value of Class Y shares on August 23, 2019.
(10)	Represents the period from commencement of operations (August 31, 2023) through September 30, 2023.
(11)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 31, 2023.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Select Growth Fund
Period ended	Net asset value at beginning of period	Net investment loss	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/19	$17.73	$(0.06)	$(0.72)	$(0.78)	$ (3.83)	$(3.83)	$13.12	(1.75)%	$89,299	1.44%	1.44%	(1.23)%	25%(3)
09/30/20	13.12	(0.11)(4)	6.58	6.47	(2.37)	(2.37)	17.22	58.43	163,697	1.25(5)	1.24	(0.85)	41(3)
09/30/21	17.22	(0.19)(4)	5.43	5.24	(1.85)	(1.85)	20.61	32.30	841,243	1.06(5)	1.06	(0.96)	35(3)(6)
09/30/22	20.61	(0.13)(4)	(10.02)	(10.15)	(2.16)	(2.16)	8.30	(54.73)	319,960	1.13	1.13	(0.98)	45(3)
09/30/23	8.30	(0.08)(4)	2.17	2.09	—	—	10.39	25.18	344,359	1.16	1.20	(0.83)	27(3)
03/31/24(7)	10.39	(0.06)(4)	4.35	4.29	—	—	14.68	41.29(8)	437,220	1.16(9)	1.18(9)	(0.89)(9)	19(3)(8)
Class C
09/30/19^	$20.35	$(0.64)	$(0.43)	$(1.07)	$ (4.81)	$(4.81)	$14.47	(2.44)%	$50,079	2.19%	2.21%	(1.98)%	25%(3)
09/30/20^	14.47	(0.23)(4)	7.03	6.80	(2.98)	(2.98)	18.29	57.27	36,065	2.01	2.04	(1.56)	41(3)
09/30/21^	18.29	(0.35)(4)	5.67	5.32	(2.32)	(2.32)	21.29	31.14	75,082	1.86	1.87	(1.75)	35(3)(6)
09/30/22^	21.29	(0.23)(4)	(10.05)	(10.28)	(2.71)	(2.71)	8.30	(55.02)	20,623	1.78	1.94	(1.63)	45(3)
09/30/23^	8.30	(0.14)(4)	2.16	2.02	—	—	10.32	24.48	18,269	1.77	2.05	(1.44)	27(3)
03/31/24(7)	10.32	(0.09)(4)	4.31	4.22	—	—	14.54	40.89(8)	22,175	1.77(9)	2.04(9)	(1.50)(9)	19(3)(8)
Class Y
09/30/19	$18.73	$(0.14)	$(0.62)	$(0.76)	$ (3.83)	$(3.83)	$14.14	(1.45)%	$1,089,979	1.19%(5)	1.18%	(0.98)%	25%(3)
09/30/20	14.14	(0.09)(4)	7.21	7.12	(2.37)	(2.37)	18.89	58.86	1,565,333	1.00(5)	0.99	(0.58)	41(3)
09/30/21	18.89	(0.16)(4)	5.98	5.82	(1.85)	(1.85)	22.86	32.53	1,784,643	0.85	0.85	(0.74)	35(3)(6)
09/30/22	22.86	(0.11)(4)	(11.24)	(11.35)	(2.16)	(2.16)	9.35	(54.59)	613,010	0.88	0.88	(0.72)	45(3)
09/30/23	9.35	(0.06)(4)	2.44	2.38	—	—	11.73	25.46	600,614	0.92	0.92	(0.58)	27(3)
03/31/24(7)	11.73	(0.04)(4)	4.90	4.86	—	—	16.59	41.43(8)	710,431	0.90(9)	0.90(9)	(0.63)(9)	19(3)(8)
Class Z
09/30/19	$17.75	$(0.17)	$(0.61)	$(0.78)	$ (3.83)	$(3.83)	$13.14	(1.69)%	$458,996	1.43%	1.49%	(1.22)%	25%(3)
09/30/20	13.14	(0.11)(4)	6.59	6.48	(2.37)	(2.37)	17.25	58.42	491,741	1.24	1.31	(0.82)	41(3)
09/30/21	17.25	(0.20)(4)	5.43	5.23	(1.85)	(1.85)	20.63	32.17	570,206	1.16(5)	1.16	(1.05)	35(3)(6)
09/30/22	20.63	(0.14)(4)	(10.02)	(10.16)	(2.16)	(2.16)	8.31	(54.73)	203,620	1.18	1.19	(1.03)	45(3)
09/30/23	8.31	(0.08)(4)	2.17	2.09	—	—	10.40	25.15	200,700	1.17	1.25	(0.84)	27(3)
03/31/24(7)	10.40	(0.06)(4)	4.35	4.29	—	—	14.69	41.25(8)	264,748	1.17(9)	1.21(9)	(0.90)(9)	19(3)(8)
Institutional Class
09/30/20(10)	$19.81(11)	$(0.01)(4)	$(0.91)	$(0.92)	$ —	$—	$18.89	(4.64)%(8)	$2	0.81%(9)	1,344.66%(9)	(0.81)%(9)	41%(3)
09/30/21	18.89	(0.15)(4)	5.99	5.84	(1.85)	(1.85)	22.88	32.65	2,582,030	0.79(5)	0.79	(0.69)	35(3)(6)
09/30/22	22.88	(0.10)(4)	(11.26)	(11.36)	(2.16)	(2.16)	9.36	(54.58)	839,599	0.82	0.83	(0.67)	45(3)
09/30/23	9.36	(0.05)(4)	2.45	2.40	—	—	11.76	25.64	783,666	0.81	0.88	(0.48)	27(3)
03/31/24(7)	11.76	(0.04)(4)	4.92	4.88	—	—	16.64	41.50(8)	926,507	0.81(9)	0.86(9)	(0.54)(9)	19(3)(8)
Class R6
09/30/20(10)	$19.81(11)	$(0.01)(4)	$(0.91)	$(0.92)	$ —	$—	$18.89	(4.64)%(8)	$2	0.75%(9)	3.55%(9)	(0.73)%(9)	41%(3)
09/30/21	18.89	(0.14)(4)	5.98	5.84	(1.85)	(1.85)	22.88	32.65	498,994	0.74	0.75	(0.65)	35(3)(6)
09/30/22	22.88	(0.09)(4)	(11.26)	(11.35)	(2.16)	(2.16)	9.37	(54.58)	270,361	0.76	0.79	(0.61)	45(3)
09/30/23	9.37	(0.05)(4)	2.46	2.41	—	—	11.78	25.76	351,501	0.75	0.84	(0.42)	27(3)
03/31/24(7)	11.78	(0.03)(4)	4.92	4.89	—	—	16.67	41.51(8)	486,252	0.75(9)	0.83(9)	(0.48)(9)	19(3)(8)
^	Updated to reflect the effect of a 1 for 0.796098 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.03%, 0.03%, 0.04%, 0.02%, 0.03% and 0.04% for the six months ended March 31, 2024 and for the years ended September 30, 2023, 2022, 2021, 2020 and 2019, respectively.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(4)	The net investment income per share was based on average shares outstanding for the period.
(5)	Net expenses include amounts recouped by the Adviser.
(6)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Sands Capital Institutional Growth Fund and the AIG Focused Growth Fund acquired on December 11, 2020 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
(7)	Unaudited.
(8)	Not annualized.
(9)	Annualized.
(10)	Represents the period from commencement of operations (September 1, 2020) through September 30, 2020.
(11)	Net asset value at the beginning of period is based on the net asset value of Class Y shares on September 1, 2020.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/19	$16.24	$—(3)	$(0.49)	$(0.49)	$—	$ (3.40)	$(3.40)	$12.35	0.22%	$3,750	1.39%	2.01%	0.02%	17%(4)
09/30/20	12.35	0.01(5)	(0.98)	(0.97)	—	(1.09)	(1.09)	10.29	(8.92)	4,313	1.27	2.09	0.08	22(4)
09/30/21	10.29	0.05(5)	3.91	3.96	—	(0.20)	(0.20)	14.05	38.68	5,266	1.27	1.78	0.39	33(4)
09/30/22	14.05	(0.01)(5)	(1.21)	(1.22)	(0.03)	(1.78)	(1.81)	11.02	(10.75)	4,022	1.25	1.77	(0.05)	18(4)
09/30/23	11.02	0.01(5)	2.03	2.04	(0.01)	(0.21)	(0.22)	12.84	18.65	7,223	1.24	1.82	0.08	14(4)
03/31/24(6)	12.84	—(3)(5)	2.58	2.58	(0.01)	(0.43)	(0.44)	14.98	20.51(7)	18,671	1.24(8)	1.58(8)	—(3)(8)	6(4)(7)
Class C
09/30/19	$15.40	$(0.10)	$(0.49)	$(0.59)	$—	$ (3.40)	$(3.40)	$11.41	(0.58)%	$3,356	2.14%	2.64%	(0.73)%	17%(4)
09/30/20	11.41	(0.07)(5)	(0.87)	(0.94)	—	(1.09)	(1.09)	9.38	(9.43)	295	2.02	3.10	(0.68)	22(4)
09/30/21	9.38	(0.04)(5)	3.55	3.51	—	(0.20)	(0.20)	12.69	37.62	197	2.02	4.51	(0.36)	33(4)
09/30/22	12.69	(0.09)(5)	(1.07)	(1.16)	(0.01)	(1.78)	(1.79)	9.74	(11.45)	162	2.00	6.81	(0.80)	18(4)
09/30/23	9.74	(0.07)(5)	1.79	1.72	—	(0.21)	(0.21)	11.25	17.78	273	1.99	6.48	(0.67)	14(4)
03/31/24(6)	11.25	(0.04)(5)	2.26	2.22	—	(0.43)	(0.43)	13.04	20.17(7)	1,124	1.99(8)	5.14(8)	(0.75)(8)	6(4)(7)
Class Y
09/30/19	$16.45	$0.04	$(0.50)	$(0.46)	$—	$ (3.40)	$(3.40)	$12.59	0.44%	$34,709	1.14%	1.31%	0.27%	17%(4)
09/30/20	12.59	0.04(5)	(1.00)	(0.96)	(0.02)	(1.09)	(1.11)	10.52	(8.65)	35,573	1.02	1.32	0.33	22(4)
09/30/21	10.52	0.09(5)	3.98	4.07	(0.11)	(0.20)	(0.31)	14.28	39.02	49,842	1.02	1.25	0.64	33(4)
09/30/22	14.28	0.02(5)	(1.24)	(1.22)	(0.04)	(1.78)	(1.82)	11.24	(10.58)	53,485	1.00	1.23	0.20	18(4)
09/30/23	11.24	0.04(5)	2.08	2.12	(0.02)	(0.21)	(0.23)	13.13	18.99	88,745	0.99	1.21	0.33	14(4)
03/31/24(6)	13.13	0.02(5)	2.65	2.67	(0.03)	(0.43)	(0.46)	15.34	20.73(7)	204,852	0.99(8)	1.15(8)	0.25(8)	6(4)(7)
Institutional Class
09/30/19	$16.40	$0.06	$(0.51)	$(0.45)	$—	$ (3.40)	$(3.40)	$12.55	0.54%	$36,691	1.06%	1.20%	0.35%	17%(4)
09/30/20	12.55	0.04(5)	(0.97)	(0.93)	(0.04)	(1.09)	(1.13)	10.49	(8.57)	33,201	0.94	1.21	0.41	22(4)
09/30/21	10.49	0.10(5)	3.97	4.07	(0.13)	(0.20)	(0.33)	14.23	39.13	39,656	0.94	1.16	0.72	33(4)
09/30/22	14.23	0.04(5)	(1.25)	(1.21)	(0.04)	(1.78)	(1.82)	11.20	(10.52)	32,834	0.92	1.14	0.28	18(4)
09/30/23	11.20	0.05(5)	2.07	2.12	(0.02)	(0.21)	(0.23)	13.09	19.08	34,027	0.91	1.13	0.41	14(4)
03/31/24(6)	13.09	0.02(5)	2.64	2.66	(0.04)	(0.43)	(0.47)	15.28	20.74(7)	43,681	0.91(8)	1.11(8)	0.33(8)	6(4)(7)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.03%, 0.03% and 0.05% for the years ended September 30, 2022, 2021, 2020 and 2019, respectively.
(3)	Less than $0.005 per share or 0.005%.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	The net investment income per share was based on average shares outstanding for the period.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Value Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Return of capital	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/19	$27.91	$0.11	$(2.29)	$(2.18)	$(0.03)	$ (1.70)	$—	$(1.73)	$24.00	(7.37)%	$24,389	1.38%	1.68%	0.19%	28%
09/30/20	24.00	0.03(3)	(3.34)	(3.31)	(0.04)	—	(0.02)	(0.06)	20.63	(13.83)	16,552	1.38	1.58	0.12	41
09/30/21	20.63	(—)(3)	11.98	11.98	(0.08)	—	(0.04)	(0.12)	32.49	57.95	24,620	1.38	1.55	(0.02)	29
09/30/22	32.49	(0.01)(3)	(3.55)	(3.56)	(0.06)	—	(0.07)	(0.13)	28.80	(11.04)	21,034	1.38	1.57	(0.02)	35
09/30/23	28.80	0.09(3)	2.61	2.70	(0.01)	—	—	(0.01)	31.49	9.36	22,214	1.40	1.53	0.29	31(4)
03/31/24(5)	31.49	0.08(3)	4.90	4.98	(0.18)	—	—	(0.18)	36.29	15.81(6)	25,019	1.39(7)	1.53(7)	0.47(7)	8(4)(6)
Class C
09/30/19	$27.22	$(0.41)	$(1.90)	$(2.31)	$—	$ (1.70)	$—	$(1.70)	$23.21	(8.07)%	$788	2.13%	3.57%	(0.56)%	28%
09/30/20	23.21	(0.13)(3)	(3.22)	(3.35)	(0.02)	—	—(8)	(0.02)	19.84	(14.46)	453	2.13	4.50	(0.63)	41
09/30/21	19.84	(0.22)(3)	11.50	11.28	(0.04)	—	(0.02)	(0.06)	31.06	56.81	562	2.13	3.71	(0.77)	29
09/30/22	31.06	(0.24)(3)	(3.38)	(3.62)	(0.03)	—	(0.03)	(0.06)	27.38	(11.73)	272	2.13	4.21	(0.77)	35
09/30/23	27.38	(0.14)(3)	2.49	2.35	—	—	—	—	29.73	8.58	322	2.15	5.19	(0.46)	31(4)
03/31/24(5)	29.73	(0.04)(3)	4.61	4.57	(0.13)	—	—	(0.13)	34.17	15.35(6)	400	2.14(7)	5.40(7)	(0.28)(7)	8(4)(6)
Class Y
09/30/19	$27.96	$0.10	$(2.23)	$(2.13)	$(0.08)	$ (1.70)	$—	$(1.78)	$24.05	(7.16)%	$24,921	1.13%	1.30%	0.44%	28%
09/30/20	24.05	0.08(3)	(3.34)	(3.26)	(0.09)	—	(0.03)	(0.12)	20.67	(13.60)	28,435	1.13	1.31	0.37	41
09/30/21	20.67	0.07(3)	12.01	12.08	(0.09)	—	(0.05)	(0.14)	32.61	58.32	41,793	1.13	1.26	0.23	29
09/30/22	32.61	0.08(3)	(3.58)	(3.50)	(0.07)	—	(0.10)	(0.17)	28.94	(10.81)	34,156	1.13	1.27	0.23	35
09/30/23	28.94	0.17(3)	2.63	2.80	(0.03)	—	—	(0.03)	31.71	9.66	35,328	1.15	1.26	0.54	31(4)
03/31/24(5)	31.71	0.12(3)	4.93	5.05	(0.20)	—	—	(0.20)	36.56	15.93(6)	40,209	1.14(7)	1.25(7)	0.72(7)	8(4)(6)
Institutional Class
09/30/19	$27.94	$0.18	$(2.27)	$(2.09)	$(0.11)	$ (1.70)	$—	$(1.81)	$24.04	(6.98)%	$40,104	0.98%	1.17%	0.59%	28%
09/30/20	24.04	0.12(3)	(3.33)	(3.21)	(0.11)	—	(0.04)	(0.15)	20.68	(13.42)	7,825	0.98	1.19	0.52	41
09/30/21	20.68	0.11(3)	12.03	12.14	(0.10)	—	(0.05)	(0.15)	32.67	58.59	9,176	0.98	1.25	0.38	29
09/30/22	32.67	0.13(3)	(3.59)	(3.46)	(0.10)	—	(0.12)	(0.22)	28.99	(10.67)	7,389	0.98	1.26	0.38	35
09/30/23	28.99	0.22(3)	2.62	2.84	(0.03)	—	—	(0.03)	31.80	9.81	54,449	1.00	1.20	0.69	31(4)
03/31/24(5)	31.80	0.15(3)	4.95	5.10	(0.22)	—	—	(0.22)	36.68	16.02(6)	104,123	0.99(7)	1.21(7)	0.87(7)	8(4)(6)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01% and 0.02% for the six months ended March 31, 2024 and for the year ended September 30, 2023, respectively.
(3)	The net investment income per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
(8)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Ultra Short Duration Fixed Income Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/19	$9.25	$0.23	$0.04	$0.27	$(0.23)	$(0.23)	$9.29	2.95%	$71,684	0.69%	0.80%	2.43%	91%
09/30/20	9.29	0.18	(0.06)	0.12	(0.18)	(0.18)	9.23	1.32	124,233	0.69	0.80	1.84	72
09/30/21	9.23	0.04	0.02	0.06	(0.08)	(0.08)	9.21	0.67	144,172	0.69	0.74	0.40	113
09/30/22	9.21	0.08	(0.15)	(0.07)	(0.13)	(0.13)	9.01	(0.80)	125,115	0.69	0.74	0.81	52
09/30/23	9.01	0.33	0.07	0.40	(0.34)	(0.34)	9.07	4.51	75,540	0.69	0.76	3.57	29
03/31/24(2)	9.07	0.23	0.09	0.32	(0.22)	(0.22)	9.17	3.56(3)	79,100	0.65(4)	0.73(4)	4.95(4)	41(3)
Class C
09/30/19	$9.25	$0.18	$0.04	$0.22	$(0.18)	$(0.18)	$9.29	2.45%	$4,225	1.19%	1.71%	1.93%	91%
09/30/20	9.29	0.12	(0.04)	0.08	(0.13)	(0.13)	9.24	0.93	5,276	1.19	1.60	1.33	72
09/30/21	9.24	(0.01)	0.02	0.01	(0.04)	(0.04)	9.21	0.07	4,249	1.19	1.47	(0.10)	113
09/30/22	9.21	0.03	(0.14)	(0.11)	(0.08)	(0.08)	9.02	(1.18)	5,013	1.19	1.48	0.31	52
09/30/23	9.02	0.28	0.07	0.35	(0.29)	(0.29)	9.08	3.99	3,292	1.19	1.61	3.07	29
03/31/24(2)	9.08	0.21	0.09	0.30	(0.20)	(0.20)	9.18	3.30(3)	3,514	1.15(4)	1.59(4)	4.45(4)	41(3)
Class S
09/30/19	$9.25	$0.21	$0.03	$0.24	$(0.21)	$(0.21)	$9.28	2.59%	$135,565	0.94%	0.99%	2.18%	91%
09/30/20	9.28	0.12	(0.01)	0.11	(0.16)	(0.16)	9.23	1.18	61,464	0.94	0.99	1.58	72
09/30/21	9.23	0.01	0.03	0.04	(0.06)	(0.06)	9.21	0.42	52,456	0.94	0.99	0.15	113
09/30/22	9.21	0.05	(0.15)	(0.10)	(0.10)	(0.10)	9.01	(1.05)	42,709	0.94	0.99	0.56	52
09/30/23	9.01	0.30	0.08	0.38	(0.32)	(0.32)	9.07	4.28	35,599	0.94	1.04	3.32	29
03/31/24(2)	9.07	0.20	0.11	0.31	(0.21)	(0.21)	9.17	3.31(3)	32,581	0.90(4)	1.00(4)	4.70(4)	41(3)
Class Y
09/30/19	$9.25	$0.25	$0.04	$0.29	$(0.25)	$(0.25)	$9.29	3.21%	$305,997	0.44%	0.51%	2.68%	91%
09/30/20	9.29	0.19	(0.05)	0.14	(0.20)	(0.20)	9.23	1.57	292,708	0.44	0.51	2.09	72
09/30/21	9.23	0.06	0.03	0.09	(0.11)	(0.11)	9.21	0.92	296,363	0.44	0.50	0.65	113
09/30/22	9.21	0.10	(0.15)	(0.05)	(0.15)	(0.15)	9.01	(0.55)	250,473	0.44	0.50	1.06	52
09/30/23	9.01	0.35	0.08	0.43	(0.36)	(0.36)	9.08	4.88	193,680	0.44	0.52	3.82	29
03/31/24(2)	9.08	0.23	0.09	0.32	(0.23)	(0.23)	9.17	3.57(3)	215,773	0.40(4)	0.47(4)	5.20(4)	41(3)
Class Z
09/30/19	$9.25	$0.23	$0.04	$0.27	$(0.23)	$(0.23)	$9.29	2.95%	$128,199	0.69%	0.77%	2.43%	91%
09/30/20	9.29	0.17	(0.05)	0.12	(0.18)	(0.18)	9.23	1.32	86,018	0.69	0.79	1.83	72
09/30/21	9.23	0.03	0.03	0.06	(0.08)	(0.08)	9.21	0.68	75,058	0.69	0.78	0.40	113
09/30/22	9.21	0.10	(0.17)	(0.07)	(0.13)	(0.13)	9.01	(0.80)	50,209	0.69	0.79	0.81	52
09/30/23	9.01	0.32	0.08	0.40	(0.34)	(0.34)	9.07	4.51	41,800	0.69	0.81	3.57	29
03/31/24(2)	9.07	0.26	0.06	0.32	(0.22)	(0.22)	9.17	3.56(3)	40,739	0.65(4)	0.79(4)	4.95(4)	41(3)
Institutional Class
09/30/19	$9.25	$0.26	$0.03	$0.29	$(0.26)	$(0.26)	$9.28	3.17%	$362,921	0.39%	0.46%	2.73%	91%
09/30/20	9.28	0.20	(0.05)	0.15	(0.21)	(0.21)	9.22	1.63	417,011	0.39	0.46	2.13	72
09/30/21	9.22	0.07	0.02	0.09	(0.11)	(0.11)	9.20	0.98	500,705	0.39	0.45	0.70	113
09/30/22	9.20	0.13	(0.18)	(0.05)	(0.15)	(0.15)	9.00	(0.50)	230,153	0.39	0.46	1.11	52
09/30/23	9.00	0.36	0.08	0.44	(0.37)	(0.37)	9.07	4.94	136,828	0.39	0.47	3.87	29
03/31/24(2)	9.07	0.17	0.16	0.33	(0.23)	(0.23)	9.17	3.71(3)	108,261	0.35(4)	0.43(4)	5.25(4)	41(3)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Unaudited.
(3)	Not annualized.
(4)	Annualized.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
March 31, 2024 (Unaudited)
1. Organization
The Touchstone Funds Group Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated October 25, 1993. The Trust consists of the following twelve funds (individually, a “Fund,” and collectively, the “Funds”):
Touchstone Active Bond Fund ("Active Bond Fund”)
Touchstone Ares Credit Opportunities Fund ("Ares Credit Opportunities Fund”)
Touchstone Dividend Equity Fund ("Dividend Equity Fund”)
Touchstone High Yield Fund ("High Yield Fund”)
Touchstone Impact Bond Fund ("Impact Bond Fund”)
Touchstone Mid Cap Fund ("Mid Cap Fund”)
Touchstone Mid Cap Value Fund ("Mid Cap Value Fund”)
Touchstone Sands Capital International Growth Equity Fund ("Sands Capital International Growth Equity Fund”)
Touchstone Sands Capital Select Growth Fund ("Sands Capital Select Growth Fund”)
Touchstone Small Cap Fund ("Small Cap Fund”)
Touchstone Small Cap Value Fund ("Small Cap Value Fund”)
Touchstone Ultra Short Duration Fixed Income Fund ("Ultra Short Duration Fixed Income Fund”)
Each Fund is diversified, with the exception of the Sands Capital Select Growth Fund which is non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class S	Class Y	Class Z	Institutional Class	Class R6
Active Bond Fund	X	X		X		X
Ares Credit Opportunities Fund	X	X		X		X
Dividend Equity Fund	X	X		X		X	X
High Yield Fund	X	X		X		X
Impact Bond Fund	X	X		X		X	X
Mid Cap Fund	X	X		X	X	X	X
Mid Cap Value Fund	X	X		X		X
Sands Capital International Growth Equity Fund	X	X		X		X	X
Sands Capital Select Growth Fund	X	X		X	X	X	X
Small Cap Fund	X	X		X		X
Small Cap Value Fund	X	X		X		X
Ultra Short Duration Fixed Income Fund	X	X	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (Unaudited) (Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2024, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic and/or sector allocation. The Ares Credit Opportunities Fund held Level 3 categorized securities during the six months ended March 31, 2024.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE.  Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board and are generally categorized in Level 3.
Bank Loans – The Active Bond Fund, Ares Credit Opportunities Fund and Ultra Short Duration Fixed Income Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan

Notes to Financial Statements (Unaudited) (Continued)
Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank , Secured Overnight Financing Rate (“SOFR”) or a similar reference rate.
The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents fair value of the unfunded portion of the Fund’s bank loans.
As of March 31, 2024, the Ares Credit Opportunities Fund had unfunded loan commitments of $846,883.
Collateralized Loan Obligations — The Active Bond Fund, Ares Credit Opportunities Fund and Ultra Short Duration Fixed Income Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Securities sold short — The Funds may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2024, the Ares Credit Opportunities Fund did not hold securities sold short.
Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as

Notes to Financial Statements (Unaudited) (Continued)
writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited. As of March 31, 2024, the Ares Credit Opportunities Fund had purchased options and written options as shown in the Portfolio of Investments.
Warrants — The Funds may invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the holder the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.
Futures Contracts — The Active Bond Fund and Ares Credit Opportunities Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of March 31, 2024, the Active Bond Fund held futures contracts as shown on the Portfolio of Investments and the Ares Credit Opportunities Fund did not hold any futures contracts.
Swap Contracts — The Active Bond Fund and Ares Credit Opportunities Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain

Notes to Financial Statements (Unaudited) (Continued)
instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
As of March 31, 2024, the Active Bond Fund and Ares Credit Opportunities Fund held swap agreements as shown on the Portfolio of Investments.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Forward foreign currency contracts — The Active Bond Fund and the Ares Credit Opportunities Fund may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.
During the six months ended March 31, 2024, the Ares Credit Opportunities Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Master Limited Partnership — The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have

Notes to Financial Statements (Unaudited) (Continued)
arrearage rights. Distributions received from MLPs generally are comprised of income and return of capital. Investment income and return of capital are recorded based on estimates made at the time distributions are received. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.
Pay-In-Kind (“PIK”) Bonds — PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.
Derivative instruments and hedging activities — The Active Bond Fund and the Ares Credit Opportunities Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of March 31, 2024, the Funds' assets and liabilities that were subject to a MNA on a gross basis were as follows:
	Assets	Liabilities
Ares Credit Opportunities Fund
Forwards - Foreign Currency Contracts	$214,185	$—
Total	$214,185	$—

Notes to Financial Statements (Unaudited) (Continued)
The following table presents the Ares Credit Opportunities Fund's assets and liabilities net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of March 31, 2024:
Counterparty	Derivative Type	Gross Amount of Recognized Assets	Gross Amount Available for Offset in Statement of Assets and Liabilities	Non-Cash Collateral Received	Cash Collateral Received	Net Amount(A)
Wells Fargo	Forward-Foreign Currency Contracts	$214,185	$—	$—	$—	$214,185
(A)	Net amount represents the net amount receivable from the counterparty in the event of default.
The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of March 31, 2024:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Active Bond Fund	Swap Agreements - Credit Contracts*	$—	$755,696
	Futures Contracts - Interest Rate Contracts**	30,716	158,875
Ares Credit Opportunities Fund	Purchased Options - Equity Contracts***	6,800	—
	Written Options - Equity Contracts****	—	4,400
	Forwards - Foreign Currency Contracts*****	214,185	—
	Swap Agreements - Credit Contracts*	—	9,549
*	Statements of Assets and Liabilities Location: Payable for variation margin on swap agreements. Variation margin reported in the Portfolio of Investments and other tables in the Notes to the Financial Statements is the cumulative unrealized appreciation (depreciation).
**	Statements of Assets and Liabilities Location: Payable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.
***	Statements of Assets and Liabilities Location: Investments, at market value.
****	Statements of Assets and Liabilities Location: Written options, at market value.
*****	Statements of Assets and Liabilities Location: Unrealized appreciation (depreciation) on forward foreign currency contracts.
The following table sets forth the effect of the Funds' derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended March 31, 2024:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Active Bond Fund	Futures - Interest Rate Contracts*	$(542,346)	$(233,998)
	Swap Agreements - Credit Contracts**	(86,440)	(723,922)
Ares Credit Opportunities Fund	Purchased Options - Equity Contracts***	37,958	—
	Written Options - Equity Contracts****	10,700	(1,800)
	Forwards - Foreign Currency Exchange Contracts*****	(192,977)	80,780
	Swap Agreements - Credit Contracts**	(15,166)	(17,486)
*	Statements of Operations Location: Net realized losses on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
**	Statements of Operations Location: Net realized losses on swap agreements and Net change in unrealized appreciation (depreciation) on swap agreements, respectively.
***	Statements of Operations Location: Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments, respectively.
****	Statements of Operations Location: Net realized gains on written options and Net change in unrealized appreciation (depreciation) on written options, respectively.
*****	Statements of Operations Location: Net realized losses on forward foreign currency contracts and Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, respectively.

Notes to Financial Statements (Unaudited) (Continued)
For the six months ended March 31, 2024, the average quarterly balances of outstanding derivative financial instruments for the Active Bond Fund and Ares Credit Opportunities Fund were as follows:
	Active Bond Fund	Ares Credit Opportunities Fund
Equity Contracts:
Purchased Options - Cost	$—	$72,956
Written Options - Premiums received	—	3,000
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	10,146,900	563,033
Forward currency exchange contracts:
U.S. dollar amount received	—	10,248,043
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	49,975,951	—
Futures Contracts (short) - Notional Value	9,600,219	—
Portfolio securities loaned — The Funds may lend their portfolio securities, with the exception of the Ultra Short Duration Fixed Income Fund. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of March 31, 2024, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Ares Credit Opportunities Fund	Corporate Bonds	$3,852,720	$4,045,367	$192,647
High Yield Fund	Corporate Bonds	1,466,558	1,531,015	64,457
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35 days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35 days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Notes to Financial Statements (Unaudited) (Continued)
The maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund and Impact Bond Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). The maximum offering price per share of Class A shares of the Ultra Short Duration Fixed Income Fund is equal to the NAV per share plus sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Classes C, S, Y, Z, Institutional Class and R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Mid Cap Fund, Sands Capital International Growth Equity Fund, Sands Capital Select Growth Fund and Small Cap Fund distribute their income, if any, annually, as a dividend to shareholders. The Dividend Equity Fund, Mid Cap Value Fund and Small Cap Value Fund declare and distribute their income, if any, quarterly, as a dividend to shareholders. The Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund and Impact Bond Fund declare and distribute their income, if any, monthly, as a dividend to shareholders. The Ultra Short Duration Fixed Income Fund declares its income, if any, daily, and distributes such income monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone ETF Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilized the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR was a measure of the average interest rate at which major global banks can borrow from one another. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities on June 30, 2023. In addition, the U.K. Financial Conduct Authority has required the ICE Benchmark Administration Limited to continue publishing a subset of U.S. dollar LIBOR settings on a “synthetic” basis through

Notes to Financial Statements (Unaudited) (Continued)
March 2024 for the three-month sterling LIBOR setting and September 2024 for the one-, three- and six-month sterling LIBOR settings. All other market participants adopted alternative rates such as Secured Overnight Financing Rate (“SOFR”) or otherwise amended such financial instruments to include fallback provisions and other measures that contemplated the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and required changes to the applicable spreads. The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2024:
	Active Bond Fund	Ares Credit Opportunities Fund	Dividend Equity Fund	High Yield Fund	Impact Bond Fund	Mid Cap Fund*
Purchases of investment securities	$26,664,345	$205,519,738	$131,552,942	$11,702,532	$24,387,713	$724,823,056
Proceeds from sales and maturities	$40,785,789	$92,350,445	$397,621,414	$13,589,773	$27,185,138	$460,747,351
	Mid Cap Value Fund*	Sands Capital International Growth Equity Fund	Sands Capital Select Growth Fund*	Small Cap Fund*	Small Cap Value Fund*	Ultra Short Duration Fixed Income Fund
Purchases of investment securities	$147,298,647	$11,704,112	$473,741,398	$111,256,744	$52,307,357	$172,796,263
Proceeds from sales and maturities	$90,246,019	$12,346,469	$562,806,360	$9,821,689	$9,273,052	$166,456,695
*	The Mid Cap Fund, the Mid Cap Value Fund, the Sands Capital Select Growth Fund, the Small Cap Fund and the Small Cap Value Fund had redemption-in-kinds out of the Fund of $63,384,768, $48,570,608, $227,854,812, $672,616 and $3,169,461, respectively, which are excluded from the proceeds from sales and maturities.
For the six months ended March 31, 2024, purchases and proceeds from sales and maturities in U.S. Government Securities were $169,531,456 and $171,673,471, respectively, for the Active Bond Fund, $0 and $1,875,774, respectively, for the High Yield Fund, $42,218,079, and $20,368,310, respectively, for the Impact Bond Fund and $0 and $665,784, respectively, for the Ultra Short Duration Fixed Income Fund. There were no purchases or proceeds from sales and maturities of U.S. Government Securities by the remaining Funds for the six months ended March 31, 2024.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $179,184 for the Funds’ Board for the six months ended March 31, 2024.

Notes to Financial Statements (Unaudited) (Continued)
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Active Bond Fund	0.38% on the first $200 million 0.30% on such assets over $200 million
Ares Credit Opportunities Fund	0.60% on all assets
Dividend Equity Fund	0.55% on the first $1 billion 0.50% on such assets over $1 billion
High Yield Fund	0.60% on the first $50 million 0.50% on the next $250 million 0.45% on such assets over $300 million
Impact Bond Fund	0.30% on the first $200 million 0.225% on such assets over $200 million
Mid Cap Fund	0.80% on the first $1 billion 0.70% on the next $500 million 0.60% on such assets over $1.5 billion
Mid Cap Value Fund	0.75% on all assets
Sands Capital International Growth Equity Fund	0.65% on the first $1 billion 0.60% on such assets over $1 billion
Sands Capital Select Growth Fund	0.70% on the first $1 billion 0.65% on the next $500 million 0.60% on the next $500 million 0.55% on such assets over $2 billion
Small Cap Fund	0.85% on the first $250 million 0.80% on the next $250 million 0.70% on such assets over $500 million
Small Cap Value Fund	0.85% on all assets
Ultra Short Duration Fixed Income Fund	0.18% on the first $500 million 0.16% on such assets over $500 million
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Ares Capital Management II LLC	The London Company
Ares Credit Opportunities Fund	Mid Cap Fund
EARNEST Partners LLC	Small Cap Fund
Impact Bond Fund	Sands Capital Management, LLC
Fort Washington Investment Advisors, Inc.*	Sands Capital International Growth Equity Fund
Active Bond Fund	Sands Capital Select Growth Fund
Dividend Equity Fund
High Yield Fund
Ultra Short Duration Fixed Income Fund
Leeward Investments, LLC
Mid Cap Value Fund
Small Cap Value Fund
*Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds.

Notes to Financial Statements (Unaudited) (Continued)
The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class S	Class Y	Class Z	Institutional Class	Class R6	Termination Date
Active Bond Fund	0.83%	1.56%	—	0.58%	—	0.50%	—	January 29, 2025
Ares Credit Opportunities Fund	1.03%	1.43%	—	0.83%	—	0.73%	—	January 29, 2025
Dividend Equity Fund	0.99%	1.69%	—	0.77%	—	0.67%	0.65%	January 29, 2025
High Yield Fund	1.05%	1.80%	—	0.80%	—	0.72%	—	January 29, 2025
Impact Bond Fund	0.76%	1.51%	—	0.51%	—	0.41%	0.37%	January 29, 2025
Mid Cap Fund	1.21%	1.96%	—	0.96%	1.21%	0.89%	0.79%	January 29, 2025
Mid Cap Value Fund	1.22%	1.97%	—	0.97%	—	0.84%	—	January 29, 2025
Sands Capital International Growth Equity Fund	1.17%	1.95%	—	0.90%	—	0.86%	0.82%	January 29, 2025
Sands Capital Select Growth Fund	1.13%	1.74%	—	0.90%	1.14%	0.78%	0.72%	January 29, 2025
Small Cap Fund	1.24%	1.99%	—	0.99%	—	0.91%	—	January 29, 2025
Small Cap Value Fund	1.38%	2.13%	—	1.13%	—	0.98%	—	January 29, 2025
Ultra Short Duration Fixed Income Fund	0.65%	1.15%	0.90%	0.40%	0.65%	0.35%	—	January 29, 2025
The Expense Limitation Agreement, with respect to each Fund, can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.
During the six months ended March 31, 2024, the Adviser or its affiliates waived or reimbursed investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Active Bond Fund	$—	$40,844	$151,578	$192,422
Ares Credit Opportunities Fund	—	5,194	220,087	225,281
Dividend Equity Fund	—	163	381,671	381,834
High Yield Fund	—	40,024	54,579	94,603
Impact Bond Fund	—	16,526	99,163	115,689
Mid Cap Fund	—	17,877	41,601	59,478
Mid Cap Value Fund	—	129,834	521,919	651,753
Sands Capital International Growth Equity Fund	—	21,556	85,043	106,599
Sands Capital Select Growth Fund	—	191,694	333,055	524,749
Small Cap Fund	—	55,366	108,831	164,197
Small Cap Value Fund	—	29,846	75,019	104,865
Ultra Short Duration Fixed Income Fund	—	15,886	187,918	203,804
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of March 31, 2024, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before September 30, 2024	Expires on or before September 30, 2025	Expires on or before September 30, 2026	Expires on or before September 30, 2027	Total
Active Bond Fund	$41,481	$129,291	$163,390	$89,720	$423,882
Ares Credit Opportunities Fund	85,292	220,343	209,014	88,667	603,316
Dividend Equity Fund	2,947	15,147	17,239	8,471	43,804
High Yield Fund	32,863	124,409	138,443	77,803	373,518
Impact Bond Fund	90,672	199,976	188,451	96,841	575,940
Mid Cap Fund	6,295	77,736	191,897	59,478	335,406
Mid Cap Value Fund	638,740	1,249,338	1,215,259	624,857	3,728,194
Sands Capital International Growth Equity Fund	52,569	107,560	138,906	95,192	394,227
Sands Capital Select Growth Fund	1,024	415,611	1,015,554	449,722	1,881,911
Small Cap Fund	104,668	223,917	267,374	146,941	742,900

Notes to Financial Statements (Unaudited) (Continued)
Fund	Expires on or before September 30, 2024	Expires on or before September 30, 2025	Expires on or before September 30, 2026	Expires on or before September 30, 2027	Total
Small Cap Value Fund	$28,863	$88,081	$163,082	$87,119	$367,145
Ultra Short Duration Fixed Income Fund	276,118	473,831	405,681	131,568	1,287,198
For the six months ended March 31, 2024, the Adviser is eligible to recoup previously waived fees or reimbursed expenses from Impact Bond Fund of $2,166.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares (except the Ultra Short Duration Fixed Income Fund) pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Ultra Short Duration Fixed Income Fund has limited the amount of the 12b-1 fees for Class C shares to 0.75% of average daily net assets. Under the Class S plan, the Ultra Short Duration Fixed Income Fund pays an annual shareholder servicing fee not to exceed 0.50% of average daily net assets that are attributable to Class S shares (of which up to 0.25% is a distribution fee and up to 0.25% is a shareholder servicing fee). Under the Class Z plan, each Fund offering Class Z shares pays an annual shareholder servicing fee not to exceed 0.25% of average daily net assets that are attributable to Class Z shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Notes to Financial Statements (Unaudited) (Continued)
DISTRIBUTION AGREEMENT
The Distributor is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Distribution Agreement between the  Trust and the Distributor, the Distributor earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Distributor and the Adviser, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Distributor and its affiliate during the six months ended March 31, 2024:
Fund	Amount
Active Bond Fund	$ 2,251
Ares Credit Opportunities Fund	4,692
Dividend Equity Fund	9,514
High Yield Fund	1,106
Impact Bond Fund	142
Mid Cap Fund	10,653
Mid Cap Value Fund	439
Sands Capital International Growth Equity Fund	54
Sands Capital Select Growth Fund	6,161
Small Cap Fund	577
Small Cap Value Fund	55
Ultra Short Duration Fixed Income Fund	709
In addition, the Distributor collected CDSC on the redemption of Class A and Class C shares of the Funds listed below during the six months ended March 31, 2024:
Fund	Class A	Class C
Active Bond Fund	$ 79	$ 19
Ares Credit Opportunities Fund	—	433
Dividend Equity Fund	—	483
Impact Bond Fund	850	—
Mid Cap Fund	—	388
Mid Cap Value Fund	—	31
Sands Capital Select Growth Fund	—	111
Ultra Short Duration Fixed Income Fund	—	165
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended March 31, 2024, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.
During the six months ended March 31, 2024, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Mid Cap Fund	1,902,501	$ 63,384,768
Mid Cap Value Fund	2,413,760	48,570,608
Sands Capital Select Growth Fund	16,278,106	227,854,812
Small Cap Fund	160,721	672,616
Small Cap Value Fund	115,627	3,169,461

Notes to Financial Statements (Unaudited) (Continued)
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended March 31, 2024, the following Fund participated as a lender in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:
Fund	Daily Average Amount Loaned	Weighted Average Interest Rate	Interest Income*
Mid Cap Fund	$ 628,516	5.89%	$ 18,821
*	Included in Interest in the Statements of Operations.
During the six months ended March 31, 2024, the following Funds participated as borrowers in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense*
Active Bond Fund	$ 11,071	5.90%	$ 332
Dividend Equity Fund	$ 1,760,958	5.89%	$ 52,734
Impact Bond Fund	$ 74,555	5.90%	$ 2,236
Sands Capital International Growth Equity Fund	$ 101,988	5.89%	$ 3,051
Sands Capital Select Growth Fund	$ 33,296	5.90%	$ 999
*	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended September 30, 2023 and September 30, 2022 are as follows:
	Active Bond Fund		Ares Credit Opportunities Fund		Dividend Equity Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
From ordinary income	$9,842,820	$9,708,614	$22,279,562	$22,601,443	$117,383,591	$62,270,650
From long-term capital gains	—	—	—	—	26,369,054	58,114,891
From return of capital	—	—	—	461,802	—	—
Total distributions	$9,842,820	$9,708,614	$22,279,562	$23,063,245	$143,752,645	$120,385,541
	High Yield Fund		Impact Bond Fund		Mid Cap Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
From ordinary income	$6,136,287	$5,521,170	$16,934,074	$10,778,441	$14,955,024	$78,196,511
From long-term capital gains	—	—	—	—	45,156,008	59,498,683
Total distributions	$6,136,287	$5,521,170	$16,934,074	$10,778,441	$60,111,032	$137,695,194

Notes to Financial Statements (Unaudited) (Continued)
	Mid Cap Value Fund		Sands Capital International Growth Equity Fund		Sands Capital Select Growth Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
From ordinary income	$2,817,232	$18,385,395	$722,096	$422,795	$—	$59,079,674
From long-term capital gains	40,703,348	46,436,919	—	1,825,103	—	552,873,038
Total distributions	$43,520,580	$64,822,314	$722,096	$2,247,898	$—	$611,952,712
	Small Cap Fund		Small Cap Value Fund		Ultra Short Duration Fixed Income Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
From ordinary income	$599,565	$1,344,611	$105,710	$160,439	$22,927,101	$13,644,637
From long-term capital gains	1,240,712	10,677,181	—	—	—	—
From return of capital	—	—	—	210,519	—	—
Total distributions	$1,840,277	$12,021,792	$105,710	$370,958	$22,927,101	$13,644,637
The following information is computed on a tax basis for each item as of September 30, 2023:
	Active Bond Fund	Ares Credit Opportunities Fund	Dividend Equity Fund	High Yield Fund
Tax cost of portfolio investments	$284,449,693	$378,813,863	$2,521,605,779	$110,744,361
Gross unrealized appreciation on investments	423,656	3,176,896	274,039,377	393,881
Gross unrealized depreciation on investments	(35,228,547)	(30,703,633)	(386,890,401)	(8,474,129)
Net unrealized appreciation (depreciation) on investments	(34,804,891)	(27,526,737)	(112,851,024)	(8,080,248)
Gross unrealized appreciation on short sales, derivatives and foreign currency transactions	1	24,856	—	—
Gross unrealized depreciation on foreign currency transactions	(12)	(4,981)	—	—
Net unrealized appreciation (depreciation) on short sales and foreign currency transactions	(11)	19,875	—	—
Capital loss carryforwards	(118,201,459)	(75,016,201)	—	(21,561,376)
Undistributed ordinary income	209,535	263,664	8,894,756	31,021
Undistributed capital gains	—	—	59,467,603	—
Other temporary differences	(35)	(443,739)	(611)	—
Accumulated earnings (deficit)	$(152,796,861)	$(102,703,138)	$(44,489,276)	$(29,610,603)
	Impact Bond Fund	Mid Cap Fund	Mid Cap Value Fund	Sands Capital International Growth Equity Fund
Tax cost of portfolio investments	$595,140,165	$3,770,308,527	$582,308,982	$38,503,794
Gross unrealized appreciation on investments	23,732	984,264,065	162,982,249	664,654
Gross unrealized depreciation on investments	(79,446,270)	(208,773,819)	(47,429,157)	(3,231,786)
Net unrealized appreciation (depreciation) on investments	(79,422,538)	775,490,246	115,553,092	(2,567,132)
Gross unrealized appreciation on foreign currency transactions	—	—	—	158
Gross unrealized depreciation on foreign currency transactions	—	—	—	(10)
Net unrealized appreciation (depreciation) on foreign currency transactions	—	—	—	148
Capital loss carryforwards	(11,302,287)	—	—	—
Undistributed ordinary income	393,883	19,647,237	5,034,989	656,188
Undistributed capital gains	—	13,902,184	4,630,291	1,017,840
Accumulated earnings (deficit)	$(90,330,942)	$809,039,667	$125,218,372	$(892,956)

Notes to Financial Statements (Unaudited) (Continued)
	Sands Capital Select Growth Fund	Small Cap Fund	Small Cap Value Fund	Ultra Short Duration Fixed Income Fund
Tax cost of portfolio investments	$1,879,930,342	$112,026,846	$106,489,029	$495,856,556
Gross unrealized appreciation on investments	670,051,613	28,932,867	17,351,257	669,344
Gross unrealized depreciation on investments	(248,797,306)	(10,623,453)	(10,639,039)	(11,208,712)
Net unrealized appreciation (depreciation) on investments	421,254,307	18,309,414	6,712,218	(10,539,368)
Capital loss carryforwards	(452,451,365)	—	(7,625,623)	(112,408,883)
Qualified late year losses	(10,268,586)	—	—	—
Undistributed ordinary income	—	815,180	537,087	927,604
Undistributed capital gains	—	4,031,799	—	—
Other temporary differences	—	—	—	(246,759)
Accumulated earnings (deficit)	$(41,465,644)	$23,156,393	$(376,318)	$(122,267,406)
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, regulated investment company adjustments, taxable interest on defaulted securities, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.
As of September 30, 2023, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Active Bond Fund*	$ 62,546,545	$ 55,654,914	$ 118,201,459
Ares Credit Opportunities Fund*	10,437,624	64,578,577	75,016,201
High Yield Fund	1,759,351	19,802,025	21,561,376
Impact Bond Fund	1,063,700	10,238,587	11,302,287
Sands Capital Select Growth Fund	368,696,543	83,754,822	452,451,365
Small Cap Value Fund	7,211,287	414,336	7,625,623
Ultra Short Duration Fixed Income Fund*	37,103,933	75,304,950	112,408,883
*	Future utilization may be limited under current tax laws.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended September 30, 2023, the following Fund utilized capital loss carryforwards:
Fund	Utilized
Sands Capital International Growth Equity Fund	$ 1,250,666
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
As of March 31, 2024, the Trust had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(A)	Gross Unrealized Depreciation on Other(A)	Net Unrealized Appreciation (Depreciation)
Active Bond Fund	$266,017,273	$1,558,517	$(17,231,809)	$30,716	$(914,581)	$(16,557,157)
Ares Credit Opportunities Fund	509,574,228	9,302,348	(18,308,799)	214,185	(21,740)	(8,793,709)
Dividend Equity Fund	2,338,474,524	450,516,997	(207,494,172)	—	—	243,022,825
High Yield Fund	108,211,393	1,603,845	(4,608,601)	—	—	(3,004,756)
Impact Bond Fund	616,887,462	1,011,651	(52,966,941)	—	—	(51,955,290)
Mid Cap Fund	4,094,123,447	1,818,728,769	(90,767,676)	—	—	1,727,961,093
Mid Cap Value Fund	635,184,734	228,951,386	(23,665,813)	—	—	205,285,573

Notes to Financial Statements (Unaudited) (Continued)
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(A)	Gross Unrealized Depreciation on Other(A)	Net Unrealized Appreciation (Depreciation)
Sands Capital International Growth Equity Fund	$38,817,443	$7,445,608	$(625,991)	$462	$(12)	$6,820,067
Sands Capital Select Growth Fund	1,739,764,422	1,172,394,457	(55,488,571)	—	—	1,116,905,886
Small Cap Fund	216,087,509	59,567,546	(7,476,624)	—	—	52,090,922
Small Cap Value Fund	168,608,921	30,793,665	(9,224,018)	—	—	21,569,647
Ultra Short Duration Fixed Income Fund	497,458,674	1,238,264	(6,949,782)	—	—	(5,711,518)
(A)	Other includes Derivatives and Foreign Currency Transactions.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events, may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – The price of debt securities is generally linked to the prevailing  market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the

Notes to Financial Statements (Unaudited) (Continued)
longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. An increase in interest rates could negatively impact a Fund’s NAV. Recent and potential future changes in government monetary policy may affect  interest rates. Over the past several years, the U.S. Federal Reserve has maintained the level of interest rates at or near historic lows. However, more recently, interest rates have begun to increase as a result of action that has been taken by the U.S. Federal Reserve, which has raised, and may continue to raise, interest rates. Such increases which could expose fixed-income and related markets to heightened volatility and could cause the value of a Fund's investments, and the Fund's NAV, to decline, potentially suddenly and significantly, which may negatively impact the Fund's performance.
Risks Associated with Leverage – The use of leverage (borrowing money to purchase properties or securities) will cause the Fund to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.
Risks Associated with Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Litigation
On June 18, 2020, Touchstone Ares Credit Opportunities Fund (formerly known as Touchstone Arbitrage Fund), and Touchstone Ares Credit Opportunities Fund (formerly known as Touchstone Merger Arbitrage Fund) (the “Fund”) were served with a summons and complaint in litigation brought by Marc S. Kirschner, as Trustee for the NWHI Litigation Trust (the “Trustee”) in the U.S. District Court for the Southern District of New York (the “Court”), captioned Kirschner v. Kimmel, et al., No. 20-04287 (the “Action”). In the Action, the Trustee alleged that the payments made to former shareholders in the April 2014 leveraged buyout of The Jones Group Inc. (“Jones Group”) constituted intentional and constructive fraudulent transfers, and sought to recover those payments. The Trustee sought to recoup from the Fund the amount the Fund received in the leveraged buyout, together with interest and costs. The Fund has not made an accrual with respect to these amounts as Fund management deems the possibility of payment to be remote. The Action was consolidated into a multi-district litigation proceeding in the U.S. District Court for the Southern District of New York, captioned In re: Nine West LBO Securities Litigation, 20-md-02941 (the “MDL”). The Fund, along with hundreds of other shareholder defendants in the MDL, moved to dismiss the Action, and the Court heard oral argument on the motion to dismiss in August 2020. On August 27, 2020, the Court dismissed the fraudulent transfer claims in the MDL with prejudice. On September 25, 2020, the Trustee filed notices of appeal to the Second Circuit Court of Appeals for certain of the cases in the MDL where a direct appeal could be taken, captioned In re: Nine West LBO Securities Litigation, 20-3257, and subsequently filed appeals for additional cases in the MDL, to include the Action. On March 5, 2021, the Trustee filed its appellate brief in the Second Circuit. On July 6, 2021, the shareholder defendants filed their brief in opposition to the Trustee's appeal, and on August 5, 2021, the Trustee filed its reply brief. The Second Circuit held oral argument on the Court's dismissal of the Trustee's complaint on March 10, 2022 and on November 27, 2023, affirmed the dismissal of the complaint against the shareholder defendants, including the Fund. The Second Circuit, however, reversed the dismissal of the claims against the individual defendants (officers, directors and employees), and subsequently denied the individual defendants' petition for rehearing en banc on January 3, 2024. The Trustee did not file an appeal of the dismissal of the shareholder defendants to the US Supreme Court. The individual defendants filed an appeal to the US Supreme Court on April 2, 2024. On May 13, 2024, the Supreme Court declined to hear the individual defendants' appeal. No further appellate rights exist such that the Action is fully and finally concluded.

Notes to Financial Statements (Unaudited) (Continued)
10. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 through March 31, 2024).
Actual Expenses
The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2024” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Net Expense Ratio Annualized March 31, 2024	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During the Six Months Ended March 31, 2024*
Active Bond Fund
Class A	Actual	0.83%	$1,000.00	$1,065.70	$4.29
Class A	Hypothetical	0.83%	$1,000.00	$1,020.85	$4.19
Class C	Actual	1.56%	$1,000.00	$1,061.00	$8.04
Class C	Hypothetical	1.56%	$1,000.00	$1,017.20	$7.87
Class Y	Actual	0.58%	$1,000.00	$1,068.30	$3.00

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized March 31, 2024	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During the Six Months Ended March 31, 2024*
Class Y	Hypothetical	0.58%	$1,000.00	$1,022.10	$2.93
Institutional Class	Actual	0.50%	$1,000.00	$1,067.60	$2.58
Institutional Class	Hypothetical	0.50%	$1,000.00	$1,022.50	$2.53
Ares Credit Opportunities Fund
Class A	Actual	1.05%	$1,000.00	$1,078.30	$5.46
Class A	Hypothetical	1.05%	$1,000.00	$1,019.75	$5.30
Class C	Actual	1.45%	$1,000.00	$1,075.60	$7.52
Class C	Hypothetical	1.45%	$1,000.00	$1,017.75	$7.31
Class Y	Actual	0.85%	$1,000.00	$1,078.00	$4.42
Class Y	Hypothetical	0.85%	$1,000.00	$1,020.75	$4.29
Institutional Class	Actual	0.75%	$1,000.00	$1,080.00	$3.90
Institutional Class	Hypothetical	0.75%	$1,000.00	$1,021.25	$3.79
Dividend Equity Fund
Class A	Actual	0.99%	$1,000.00	$1,199.50	$5.44
Class A	Hypothetical	0.99%	$1,000.00	$1,020.05	$5.00
Class C	Actual	1.69%	$1,000.00	$1,195.60	$9.28
Class C	Hypothetical	1.69%	$1,000.00	$1,016.55	$8.52
Class Y	Actual	0.76%	$1,000.00	$1,201.20	$4.18
Class Y	Hypothetical	0.76%	$1,000.00	$1,021.20	$3.84
Institutional Class	Actual	0.67%	$1,000.00	$1,201.80	$3.69
Institutional Class	Hypothetical	0.67%	$1,000.00	$1,021.65	$3.39
Class R6	Actual	0.65%	$1,000.00	$1,201.90	$3.58
Class R6	Hypothetical	0.65%	$1,000.00	$1,021.75	$3.29
High Yield Fund
Class A	Actual	1.05%	$1,000.00	$1,078.70	$5.46
Class A	Hypothetical	1.05%	$1,000.00	$1,019.75	$5.30
Class C	Actual	1.80%	$1,000.00	$1,075.00	$9.34
Class C	Hypothetical	1.80%	$1,000.00	$1,016.00	$9.07
Class Y	Actual	0.80%	$1,000.00	$1,080.30	$4.16
Class Y	Hypothetical	0.80%	$1,000.00	$1,021.00	$4.04
Institutional Class	Actual	0.72%	$1,000.00	$1,080.80	$3.75
Institutional Class	Hypothetical	0.72%	$1,000.00	$1,021.40	$3.64
Impact Bond Fund
Class A	Actual	0.76%	$1,000.00	$1,062.20	$3.92
Class A	Hypothetical	0.76%	$1,000.00	$1,021.20	$3.84
Class C	Actual	1.51%	$1,000.00	$1,058.20	$7.77
Class C	Hypothetical	1.51%	$1,000.00	$1,017.45	$7.62
Class Y	Actual	0.50%	$1,000.00	$1,063.50	$2.58
Class Y	Hypothetical	0.50%	$1,000.00	$1,022.50	$2.53
Institutional Class	Actual	0.41%	$1,000.00	$1,064.00	$2.12
Institutional Class	Hypothetical	0.41%	$1,000.00	$1,022.95	$2.07
Class R6	Actual	0.37%	$1,000.00	$1,064.20	$1.91
Class R6	Hypothetical	0.37%	$1,000.00	$1,023.15	$1.87
Mid Cap Fund
Class A	Actual	1.20%	$1,000.00	$1,231.80	$6.70**
Class A	Hypothetical	1.20%	$1,000.00	$1,019.00	$6.06**
Class C	Actual	1.92%	$1,000.00	$1,227.20	$10.69**
Class C	Hypothetical	1.92%	$1,000.00	$1,015.40	$9.67**
Class Y	Actual	0.92%	$1,000.00	$1,233.40	$5.14**
Class Y	Hypothetical	0.92%	$1,000.00	$1,020.40	$4.65**
Class Z	Actual	1.22%	$1,000.00	$1,231.50	$6.81**
Class Z	Hypothetical	1.22%	$1,000.00	$1,018.90	$6.16**
Institutional Class	Actual	0.86%	$1,000.00	$1,233.90	$4.80**
Institutional Class	Hypothetical	0.86%	$1,000.00	$1,020.70	$4.34**
Class R6	Actual	0.80%	$1,000.00	$1,234.10	$4.47**
Class R6	Hypothetical	0.80%	$1,000.00	$1,021.00	$4.04**
Mid Cap Value Fund
Class A	Actual	1.24%	$1,000.00	$1,181.70	$6.76***
Class A	Hypothetical	1.24%	$1,000.00	$1,018.80	$6.26***
Class C	Actual	1.99%	$1,000.00	$1,176.90	$10.83***
Class C	Hypothetical	1.99%	$1,000.00	$1,015.05	$10.02***
Class Y	Actual	0.99%	$1,000.00	$1,182.90	$5.40***
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.05	$5.00***
Institutional Class	Actual	0.86%	$1,000.00	$1,183.40	$4.69***
Institutional Class	Hypothetical	0.86%	$1,000.00	$1,020.70	$4.34***

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized March 31, 2024	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During the Six Months Ended March 31, 2024*
Sands Capital International Growth Equity Fund
Class A	Actual	1.19%	$1,000.00	$1,277.60	$6.78****
Class A	Hypothetical	1.19%	$1,000.00	$1,019.05	$6.01****
Class C	Actual	1.97%	$1,000.00	$1,272.70	$11.19****
Class C	Hypothetical	1.97%	$1,000.00	$1,015.15	$9.92****
Class Y	Actual	0.92%	$1,000.00	$1,278.60	$5.24****
Class Y	Hypothetical	0.92%	$1,000.00	$1,020.40	$4.65****
Institutional Class	Actual	0.88%	$1,000.00	$1,278.50	$5.01****
Institutional Class	Hypothetical	0.88%	$1,000.00	$1,020.60	$4.45****
Class R6	Actual	0.84%	$1,000.00	$1,278.70	$4.79****
Class R6	Hypothetical	0.84%	$1,000.00	$1,020.80	$4.24****
Sands Capital Select Growth Fund
Class A	Actual	1.16%	$1,000.00	$1,412.90	$7.00*****
Class A	Hypothetical	1.16%	$1,000.00	$1,019.20	$5.86*****
Class C	Actual	1.77%	$1,000.00	$1,408.90	$10.66*****
Class C	Hypothetical	1.77%	$1,000.00	$1,016.15	$8.92*****
Class Y	Actual	0.90%	$1,000.00	$1,414.30	$5.43*****
Class Y	Hypothetical	0.90%	$1,000.00	$1,020.50	$4.55*****
Class Z	Actual	1.17%	$1,000.00	$1,412.50	$7.06*****
Class Z	Hypothetical	1.17%	$1,000.00	$1,019.15	$5.91*****
Institutional Class	Actual	0.81%	$1,000.00	$1,415.00	$4.89*****
Institutional Class	Hypothetical	0.81%	$1,000.00	$1,020.95	$4.09*****
Class R6	Actual	0.75%	$1,000.00	$1,415.10	$4.53*****
Class R6	Hypothetical	0.75%	$1,000.00	$1,021.25	$3.79*****
Small Cap Fund
Class A	Actual	1.24%	$1,000.00	$1,205.10	$6.84
Class A	Hypothetical	1.24%	$1,000.00	$1,018.80	$6.26
Class C	Actual	1.99%	$1,000.00	$1,201.70	$10.95
Class C	Hypothetical	1.99%	$1,000.00	$1,015.05	$10.02
Class Y	Actual	0.99%	$1,000.00	$1,207.30	$5.46
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.05	$5.00
Institutional Class	Actual	0.91%	$1,000.00	$1,207.40	$5.02
Institutional Class	Hypothetical	0.91%	$1,000.00	$1,020.45	$4.60
Small Cap Value Fund
Class A	Actual	1.39%	$1,000.00	$1,158.10	$7.50******
Class A	Hypothetical	1.39%	$1,000.00	$1,018.05	$7.01******
Class C	Actual	2.14%	$1,000.00	$1,153.50	$11.52******
Class C	Hypothetical	2.14%	$1,000.00	$1,014.30	$10.78******
Class Y	Actual	1.14%	$1,000.00	$1,159.30	$6.15******
Class Y	Hypothetical	1.14%	$1,000.00	$1,019.30	$5.76******
Institutional Class	Actual	0.99%	$1,000.00	$1,160.20	$5.35******
Institutional Class	Hypothetical	0.99%	$1,000.00	$1,020.05	$5.00******
Ultra Short Duration Fixed Income Fund
Class A	Actual	0.65%	$1,000.00	$1,035.60	$3.31
Class A	Hypothetical	0.65%	$1,000.00	$1,021.75	$3.29
Class C	Actual	1.15%	$1,000.00	$1,033.00	$5.84
Class C	Hypothetical	1.15%	$1,000.00	$1,019.25	$5.81
Class S	Actual	0.90%	$1,000.00	$1,033.10	$4.57
Class S	Hypothetical	0.90%	$1,000.00	$1,020.50	$4.55
Class Y	Actual	0.40%	$1,000.00	$1,035.70	$2.04
Class Y	Hypothetical	0.40%	$1,000.00	$1,023.00	$2.02
Class Z	Actual	0.64%	$1,000.00	$1,035.60	$3.26
Class Z	Hypothetical	0.64%	$1,000.00	$1,021.80	$3.23
Institutional Class	Actual	0.35%	$1,000.00	$1,037.10	$1.78
Institutional Class	Hypothetical	0.35%	$1,000.00	$1,023.25	$1.77
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
**	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Class Z, Institutional Class and Class R6 would be $6.64, $10.63, $5.08, $6.75, $4.75 and $4.41, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Class Z, Institutional Class and Class R6 would be $6.01, $9.62, $4.60, $6.11, $4.29 and $3.99, respectively.
***	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $6.65, $10.72, $5.29 and $4.59, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $6.16, $9.92, $4.90 and $4.24, respectively.
****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $6.66, $11.08, $5.13, $4.90 and $4.67, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $5.91, $9.82, $4.55, $4.34 and $4.14, respectively.

Other Items (Unaudited) (Continued)
*****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Class Z, Institutional Class and Class R6 would be $6.82, $10.48, $5.25, $6.88, $4.71 and $4.35, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Class Z, Institutional Class and Class R6 would be $5.70, $8.77, $4.39, $5.76, $3.94 and $3.64, respectively.
******	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.45, $11.47, $6.10 and $5.29, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $6.96, $10.73, $5.70 and $4.95, respectively.
Liquidity Risk Management
The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.
Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 12, 2023 through May 12, 2024 (the “Review Period”). The Program Administrator Report stated that during the Review Period the LRM Program operated adequately and effectively in promoting effective liquidity risk management for the Funds.
Advisory and Sub-Advisory Agreement Approval Disclosure
At a meeting held on November 16, 2023, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Adviser with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Adviser and each Fund’s respective Sub-Adviser, except with respect to the Sub-Advisory Agreement for Touchstone Sands Capital International Growth Equity Fund, which was approved at a meeting held in May 2023.
In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Adviser’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Adviser’s and Sub-Advisers’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.
In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Adviser’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Other Items (Unaudited) (Continued)
Nature, Extent and Quality of Adviser Services. The Board discussed the Adviser’s effectiveness in monitoring the performance of each Sub-Adviser, including the Sub-Adviser that was an affiliate of the Adviser, and the Adviser’s timeliness in responding to performance issues. The Board considered the Adviser’s process for monitoring each of the Sub-Advisers, which includes an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Adviser conducts periodic due diligence of each Sub-Adviser, during which the Adviser examines a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Adviser provides to the applicable Fund(s). The Board noted that the Adviser’s monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Adviser’s due diligence review of the Sub-Advisers are reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Adviser under the Investment Advisory Agreement.
Adviser’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Adviser and its affiliates (including the Sub-Adviser to certain of the Funds) and the direct and indirect benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board noted that the Adviser had waived a portion of advisory fees and administrative fees and/or reimbursed expenses for all of the Funds in order to limit each of those Fund’s net operating expenses. The Board also noted that the Adviser pays the Sub-Advisers’ sub-advisory fees out of the advisory fees the Adviser receives from the Funds. The Board reviewed the profitability of the Adviser’s relationship with the Funds both before and after tax expenses, and also considered whether the Adviser has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Adviser’s parent company with respect to providing support and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Adviser, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Adviser derives benefits to its reputation and other benefits from its association with the Funds.
The Board recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon their review, the Trustees concluded that the Adviser’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.
Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2023 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.
The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Adviser had waived a portion of the fees and/or reimbursed expenses for all of the Funds in order to reduce those Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Adviser out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Adviser. In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Adviser and its affiliates.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:
Touchstone Active Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of its peer group for the six-month period ended September 30, 2023, in the 1st quintile of its peer group for the twelve-month period ended September 30, 2023, and in the 3rd quintile of its peer group for the thirty-six-month period ended September 30, 2023. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Ares Credit Opportunities Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s

Other Items (Unaudited) (Continued)
performance was in the 1st quintile of its peer group for the six- and thirty-six-month periods ended September 30, 2023, while the Fund’s performance was in the 3rd quintile of its peer group for twelve-month period ended September 30, 2023. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Dividend Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of its peer group for the six- and thirty-six-month periods ended September 30, 2023, while the Fund’s performance was in the 3rd quintile of its peer group for the twelve-month period ended September 30, 2023. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone High Yield Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of its peer group for the six-month period ended September 30, 2023, in the 1st quintile of its peer group for the twelve-month period ended September 30, 2023, and in the 3rd quintile of its peer group for the thirty-six-month period ended September 30, 2023. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Impact Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of its peer group for the six- and thirty-six-month periods ended September 30, 2023 and in the 5th quintile of its peer group for the twelve-month period ended September 30, 2023. The Board noted management’s discussion of the Fund’s recent performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Mid Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of its peer group for the six- and twelve-month periods ended September 30, 2023, while the Fund’s performance was in the 4th quintile of its peer group for the thirty-six-month period ended September 30, 2023. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Mid Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of its peer group for the six- and thirty-six-month periods ended September 30, 2023, while the Fund’s performance was in the 5th quintile of its peer group for the twelve-month period ended September 30, 2023. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Sands Capital International Growth Equity Fund. The Board considered certain changes to the Fund’s investment goal, principal investment strategies and sub-adviser that all became effective on August 31, 2023. The Board noted while the Fund’s advisory fee had not changed at that time, the sub-advisory fee payable by the Adviser to the Fund’s current Sub-Adviser had increased. The Board also noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses and that the Fund’s current Sub-Adviser had agreed to waive a portion of its sub-advisory fee until the Fund reaches $1 billion in assets. Although the Board considered the performance of the Fund, its benchmark and Morningstar category for each of the six-, twelve- and thirty-six-month periods ended September 30, 2023, it also noted that such performance primarily reflected the management of the Fund by its prior sub-adviser using a different investment strategy than the one currently used by the Fund’s current Sub-Adviser to manage the Fund. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that

Other Items (Unaudited) (Continued)
the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Sands Capital Select Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of its peer group for the six-month period ended September 30, 2023, in the 3rd quintile of its peer group for the twelve-month period ended September 30, 2023, and in the 5th quintile of its peer group for the thirty-six-month period ended September 30, 2023. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Small Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of its peer group for the six- and thirty-six-month periods ended September 30, 2023, while the Fund’s performance was in the 1st quintile of its peer group for the twelve-month period ended September 30, 2023. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Small Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund. The Fund’s performance was in the 4th quintile of its peer group for the six-month period ended September 30, 2023, in the 5th quintile of its peer group for the twelve-month period ended September 30, 2023 and in the 3rd quintile of its peer group for the thirty-six-month period ended September 30, 2023. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Ultra Short Duration Fixed Income Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund. The Fund’s performance was in the 2nd quintile of its peer group for the six- and thirty-six-month periods ended September 30, 2023, while the Fund’s performance was in the 3rd quintile of its peer group for the twelve-month period ended September 30, 2023. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for some of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory fee schedules. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of each of Touchstone Ares Credit Opportunities Fund, Touchstone Mid Cap Value Fund and Touchstone Small Cap Value Fund, which currently did not have breakpoints, was not necessary at this time. The Board noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Adviser by a Fund was reduced by the total sub-advisory fee paid by the Adviser to the Fund’s Sub-Adviser.
Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Adviser, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Adviser and the

Other Items (Unaudited) (Continued)
other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.
In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Adviser’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Adviser regarding the services provided by each Sub-Adviser, including information presented periodically throughout the previous year. The Board noted the affiliation of one of the Sub-Advisers with the Adviser, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisers to discuss their respective performance and investment processes and strategies. The Board considered each Sub-Adviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Adviser’s brokerage practices.
Sub-Adviser’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Adviser and any indirect benefits derived by each Sub-Adviser and its affiliates from the Sub-Adviser’s relationship with the Funds. In considering the profitability to each Sub-Adviser of its relationship with the Funds, the Board noted the undertaking of the Adviser to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Adviser out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisers, are negotiated at arm’s-length. As a consequence, the profitability to each Sub-Adviser of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Adviser’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for some of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.
Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Adviser and that the Adviser pays the sub-advisory fee to the Sub-Adviser out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Adviser to fees charged by the Sub-Adviser to manage comparable institutional separate accounts. The Board considered the amount retained by the Adviser and the sub-advisory fee paid to each Sub-Adviser with respect to the various services provided by the Adviser and the Sub-Adviser. The Board also noted that the Adviser negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisers at arm’s-length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:
Touchstone Active Bond Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Ares Credit Opportunities Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Dividend Equity Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone High Yield Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Impact Bond Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Mid Cap Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.

Other Items (Unaudited) (Continued)
Touchstone Mid Cap Value Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Sands Capital Select Growth Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Small Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Small Cap Value Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Ultra Short Duration Fixed Income Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended September 30, 2023 and as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Adviser. The Board also was mindful of the Adviser’s ongoing monitoring of each Sub-Adviser’s performance and the measures undertaken by the Adviser to address any underperformance.
Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Adviser is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered; and (e) the Sub-Adviser’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians and broker-dealers to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. We do not permit these companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust and Touchstone ETF Trust.
The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 534467
Pittsburgh, PA 15253-4467
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-56-TFGT-SAR-2405

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Funds Group Trust

By (Signature and Title)*		/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date:	June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date:	June 3, 2024

By (Signature and Title)*		/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date:	June 3, 2024

* Print the name and title of each signing officer under his or her signature